UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05084
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                    Mutual of America Investment Corporation
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
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               (Address of principal executive offices) (Zip code)

                                  John R. Greed
                          Executive Vice President and
                                    Treasurer
                    Mutual of America Life Insurance Company
                                 320 Park Avenue
                               New York, NY 10022
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                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                 (212) 224-1600
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2005
--------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Quarterly Schedules of Investments follow:

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
BASIC MATERIALS (2.8%)
Air Products & Chemicals, Inc.                          14,212           783,650
Alcoa, Inc.                                             55,925         1,365,689
Allegheny Technologies, Inc.                             5,393           167,075
Ball Corp.                                               6,996           257,033
Bemis Co.                                                6,853           169,269
Dow Chemical Co.                                        61,834         2,576,623
Du Pont (E.I.) de Nemours & Co.                         63,768         2,497,793
Eastman Chemical Co.                                     5,223           245,324
Ecolab, Inc.                                            11,804           376,902
Engelhard Corp.                                          7,701           214,935
Freeport-McMoran Copper Cl B                            11,368           552,371
Georgia-Pacific (Timber Group)                          16,681           568,155
Hercules, Inc.*                                          7,229            88,338
International Paper Co.                                 31,443           937,001
Int'l. Flavors & Fragrances                              5,234           186,540
Louisiana-Pacific Corp.                                  7,106           196,765
MeadWestvaco Corp.                                      11,795           325,778
Monsanto Co.                                            17,221         1,080,618
Newmont Mining Corp. Holding Co.                        28,604         1,349,251
Nucor Corp.                                             10,015           590,785
PPG Industries, Inc.                                    10,891           644,638
Pactiv Corp.*                                            9,601           168,210
Phelps Dodge Corp.                                       6,215           807,515
Praxair, Inc.                                           20,726           993,397
Rohm & Haas Co.                                          9,319           383,290
Sealed Air Corp.*                                        5,313           252,155
Sigma-Aldrich Corp.                                      4,334           277,636
Temple-Inland, Inc.                                      7,243           295,877
United States Steel Group                                7,324           310,171
Vulcan Materials Co.                                     6,557           486,595
Weyerhaeuser Co.                                        15,703         1,079,581
                                                                      ----------
                                                                      20,228,960
                                                                      ----------
CONSUMER, CYCLICAL (10.4%)
AutoZone, Inc.*                                          3,565           296,786
Autonation, Inc.*                                       11,559           230,833
Bed Bath & Beyond, Inc.*                                18,958           761,732
Best Buy Co., Inc.                                      25,949         1,129,560
Big Lots, Inc.*                                          7,298            80,205
Black & Decker Corp.                                     5,158           423,420

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
CONSUMER, CYCLICAL (Cont'd.)
Brunswick Corp.                                          6,236           235,284
Carnival Corp.                                          27,667         1,382,797
Centex Corp.                                             8,227           531,300
Circuit City Group, Inc.                                10,545           180,952
Clear Channel Communications*                           34,785         1,144,079
Coach, Inc.*                                            24,367           764,149
Comcast Corp. Cl A*                                    140,770         4,135,823
Cooper Tire & Rubber Co.                                 3,926            59,950
D.R. Horton, Inc.                                       17,450           632,039
Dana Corp.                                               9,640            90,712
Darden Restaurants, Inc.                                 8,611           261,516
Delphi Corporation*                                     35,989            99,330
Dillard's, Inc. Cl A                                     4,127            86,172
Disney (Walt) Co.                                      128,857         3,109,319
Dollar General Corp.                                    20,577           377,382
Dow Jones & Co.                                          3,771           144,014
Eastman Kodak Co.                                       18,411           447,940
Family Dollar Stores, Inc.                              10,571           210,046
Federated Department Stores                             16,997         1,136,589
Ford Motor Co.                                         118,787         1,171,240
Fortune Brands, Inc.                                     9,358           761,086
Gannett Co., Inc.                                       15,643         1,076,708
Gap, Inc.                                               37,147           647,472
General Motors Corp.                                    36,251         1,109,643
Genuine Parts Co.                                       11,158           478,678
Goodyear Tire & Rubber Co.*                             11,287           175,964
Harley-Davidson, Inc.                                   17,591           852,108
Harrah's Entertainment, Inc.                            11,770           767,286
Hasbro, Inc.                                            11,475           225,484
Hilton Hotels Corp.                                     21,002           468,765
Home Depot, Inc.                                       137,203         5,232,922
International Game Technology                           21,864           590,328
Interpublic Group of Cos., Inc.                         27,109           315,549
Johnson Controls, Inc.                                  12,343           765,883
Jones Apparel Group, Inc.                                7,592           216,372
KB Home                                                  4,972           363,950
Knight-Ridder, Inc.                                      4,448           261,009
Kohl's Corp.*                                           22,094         1,108,677
Leggett & Platt                                         12,089           244,198

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
CONSUMER, CYCLICAL (Cont'd.)
Limited Brands, Inc.                                    22,381           457,244
Liz Claiborne, Inc.                                      6,879           270,482
Lowe's Companies, Inc.                                  49,979         3,218,648
Marriott International, Inc.                            10,975           691,425
Mattel, Inc.                                            25,879           431,662
Maytag Corp.                                             5,119            93,473
McDonald's Corp.                                        80,133         2,683,654
McGraw-Hill Cos., Inc.                                  23,962         1,151,134
Meredith Corp.                                           2,687           134,054
NIKE, Inc. Cl B                                         12,244         1,000,090
New York Times Co. Cl A                                  9,313           277,062
Newell Rubbermaid, Inc.                                 17,648           399,727
News Corp, Inc.                                        157,033         2,448,144
Nordstrom, Inc.                                         14,194           487,138
Office Depot, Inc.*                                     20,279           602,286
OfficeMax, Inc.                                          4,533           143,560
Omnicom Group, Inc.                                     11,674           976,297
Penney (J.C.) Co., Inc.                                 16,052           761,186
Pulte Homes, Inc.                                       13,752           590,236
RadioShack Corp.                                         8,608           213,478
Reebok International, Ltd.                               3,370           190,641
Sears Holding Corp.*                                     6,552           815,265
Sherwin-Williams Co.                                     7,298           321,623
Snap-On, Inc.                                            3,706           133,861
Stanley Works                                            4,654           217,249
Staples, Inc.                                           47,107         1,004,321
Starbucks Corp.*                                        24,631         1,234,013
Starwood Hotels & Resorts                               13,954           797,750
TJX Companies, Inc.                                     29,867           611,676
Target Corp.                                            56,710         2,944,950
Tiffany & Co.                                            9,130           363,100
Time Warner, Inc.                                      300,913         5,449,534
Tribune Co.                                             16,997           576,028
Univision Communications, Inc.                          14,757           391,503
V F Corp.                                                5,726           331,936
Viacom, Inc. Cl B                                      101,624         3,354,608
Visteon Corp.*                                           8,249            80,675
Wendy's International, Inc.*                             7,406           334,381
Whirlpool Corp.                                          4,282           324,447

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
CONSUMER, CYCLICAL (Cont'd.)
Yum! Brands, Inc.                                       18,296           885,709
eBay, Inc.*                                             71,167         2,932,080
                                                                      ----------
                                                                      75,111,581
                                                                      ----------
CONSUMER, NON-CYCLICAL (9.5%)
Alberto-Culver Co. Cl A                                  4,833           216,277
Albertson's, Inc.                                       23,616           605,750
Altria Group, Inc.                                     133,042         9,806,526
Anheuser-Busch Cos., Inc.                               49,794         2,143,134
Archer-Daniels-Midland Co.                              41,701         1,028,347
Avon Products, Inc.                                     30,178           814,806
Brown-Forman Corp. Cl B                                  5,319           316,693
CVS Corp.                                               52,110         1,511,711
Campbell Soup Co.                                       11,856           352,716
Clorox Co.                                               6,905           383,504
Coca-Cola Co.                                          133,104         5,748,762
Coca-Cola Enterprises, Inc.                             19,321           376,760
Colgate-Palmolive Co.                                   33,297         1,757,749
ConAgra Foods, Inc.                                     33,199           821,675
Constellation Brands, Inc. Cl A                         12,563           326,512
Costco Wholesale Corp.                                  30,718         1,323,639
General Mills, Inc.                                     23,463         1,130,917
Gillette Co.                                            57,640         3,354,648
Heinz (H.J.) Co.                                        21,850           798,399
Hershey Food Corp.                                      11,767           662,600
Kellogg Co.                                             16,421           757,501
Kimberly Clark Corp.                                    30,532         1,817,570
Kroger Co.*                                             46,410           955,582
McCormick & Co., Inc.                                    8,583           280,063
Molson Coors Brewing Co.                                 3,667           234,725
Pepsi Bottling Group, Inc.                               8,900           254,095
PepsiCo, Inc.                                          107,042         6,070,352
Proctor & Gamble Co.                                   157,776         9,381,361
RJ Reynolds Tobacco Holdings                             5,480           454,950
Safeway, Inc.                                           28,763           736,333
Sara Lee Corp.                                          50,293           953,052
Supervalu, Inc.                                          8,711           271,086
Sysco Corp.                                             40,580         1,272,995
Tyson Foods, Inc.                                       16,112           290,822
UST, Inc.                                               10,537           441,079

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                         Shares           Value($)
                                                       ------           --------
CONSUMER, NON-CYCLICAL (Cont'd.)
Wal-Mart Stores, Inc.                                 160,107          7,015,889
Walgreen Co.                                           65,539          2,847,670
Wrigley (Wm.) Jr. Co.                                  11,524            828,345
                                                                      ----------
                                                                      68,344,595
                                                                      ----------
ENERGY (10.1%)
Amerada Hess Corp.                                      5,121            704,138
Anadarko Petroleum Corp.                               15,151          1,450,708
Apache Corp.                                           21,080          1,585,638
Ashland, Inc.                                           4,756            262,721
BJ Services Co.                                        20,663            743,661
Baker Hughes, Inc.                                     21,839          1,303,352
Burlington Resources, Inc.                             24,427          1,986,404
ChevronTexaco Corp.                                   144,357          9,344,229
ConocoPhillips                                         89,230          6,238,069
Devon Energy Corp.                                     29,053          1,994,198
EOG Resources, Inc.                                    15,391          1,152,786
El Paso Corp.                                          42,265            587,484
Exxon Mobil Corp.                                     404,182         25,681,724
Halliburton Co.                                        32,584          2,232,656
Kerr-McGee Corp.                                        7,395            718,128
Kinder Morgan, Inc.                                     6,125            588,980
Marathon Oil Corp.                                     23,463          1,617,305
Murphy Oil Corp.                                       10,522            524,732
Nabors Industries, Ltd.*                               10,094            725,052
National-Oilwell, Inc.*                                11,115            731,367
Noble Corporation*                                      8,764            599,983
Occidental Petroleum                                   25,629          2,189,485
Rowan Cos., Inc.                                        6,982            247,791
Schlumberger, Ltd.                                     37,712          3,182,139
Sunoco, Inc.                                            8,756            684,719
Transocean, Inc.*                                      21,076          1,292,170
Valero Energy Corp.                                    19,590          2,214,845
Weatherford International, Ltd.                         8,872            609,152
Williams Cos., Inc.                                    36,679            918,809
XTO Energy, Inc.                                       23,159          1,049,566
                                                                      ----------
                                                                      73,161,991
                                                                      ----------
FINANCIAL (19.7%)
Ace, Ltd.*                                             18,485            870,089
Aflac, Inc.                                            32,161          1,456,893

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                         Shares           Value($)
                                                       ------           --------
FINANCIAL (Cont'd.)
Allstate Corp.                                         42,103          2,327,875
AmSouth Bancorporation                                 22,464            567,441
Ambac Financial Group, Inc.                             6,857            494,115
American Express Co.                                   79,546          4,569,122
American Int'l. Group, Inc.                           166,354         10,307,294
Aon Corp.                                              20,418            655,009
Apartment Investment & Mgmt. Co.                        6,122            237,411
Archstone-Smith Trust                                  13,574            541,195
BB & T Corp.                                           35,098          1,370,577
Bank of America Corp.                                 257,564         10,843,444
Bank of New York Co., Inc.                             49,900          1,467,559
Bear Stearns Cos., Inc.                                 7,210            791,298
CIT Group Hldgs., Inc.                                 12,930            584,177
Capital One Financial Corp.                            18,506          1,471,597
Charles Schwab Corp.                                   66,620            961,327
Chubb Corp.                                            12,714          1,138,539
Cincinnati Financial Corp.                             11,205            469,377
Citigroup, Inc.                                       331,421         15,086,284
Comerica, Inc.                                         10,723            631,585
Compass Bancshares, Inc.                                7,972            365,357
Countrywide Financial Corp.                            38,116          1,257,066
E*Trade Financial Corp.*                               23,756            418,106
Equity Office Properties                               26,319            860,894
Equity Residential                                     18,407            696,705
Fannie Mae                                             62,046          2,780,902
Federated Investors, Inc.                               5,430            180,439
Fifth Third Bancorp                                    35,650          1,309,425
First Tennessee Nat'l. Corp.                            8,020            291,527
Franklin Resources, Inc.                                9,516            798,963
Freddie Mac                                            44,296          2,500,952
Golden West Financial Corp.                            16,380            972,808
Goldman Sachs Group, Inc.                              29,807          3,623,935
Hartford Financial Svc. Gp., Inc.                      19,198          1,481,510
Huntington Bancshares, Inc.                            14,796            332,466
J.P. Morgan Chase & Co.                               225,186          7,640,561
Janus Capital Group                                    14,279            206,332
Jefferson-Pilot Corp.                                   8,639            442,058
KeyCorp.                                               26,238            846,176
Lehman Brothers Holdings, Inc.                         17,445          2,031,994

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
FINANCIAL (Cont'd.)
Lincoln National Corp.                                  11,057           575,185
Loews Corp.                                              8,690           803,043
M & T Bank Corp.                                         5,179           547,472
MBIA, Inc.                                               8,593           520,908
MBNA Corp.                                              80,633         1,986,797
MGIC Investment Corp.                                    5,964           382,889
Marsh & McLennan Cos., Inc.                             34,313         1,042,772
Marshall & Ilsley Corp.                                 13,282           577,900
Mellon Financial Corp.                                  26,806           856,988
Merrill Lynch & Co., Inc.                               59,382         3,643,086
MetLife, Inc.                                           48,493         2,416,891
Moody's Corp.                                           16,203           827,649
Morgan Stanley                                          69,624         3,755,519
National City Corp.                                     36,454         1,219,022
North Fork Bancorp, Inc.                                30,668           782,034
Northern Trust Corp.                                    11,898           601,444
PNC Financial Services Group                            18,639         1,081,435
Plum Creek Timber Co.                                   11,793           447,073
Principal Financial Group, Inc.                         17,930           849,344
Progressive Corp. of Ohio                               12,642         1,324,502
Prologis Trust                                          11,992           531,366
Providian Financial Corp.*                              18,897           334,099
Prudential Financial, Inc.                              32,885         2,221,711
Public Storage, Inc.                                     5,298           354,966
Regions Financial Corp.                                 29,519           918,631
SLM Corporation                                         26,766         1,435,728
Safeco Corp.                                             8,023           428,268
Simon Property Group                                    11,737           869,946
Sovereign Bancorp, Inc.                                 23,184           510,975
St. Paul Travelers Cos., Inc.                           43,300         1,942,871
State Street Corp.                                      21,211         1,037,642
Suntrust Banks, Inc.                                    23,240         1,614,018
Synovus Financial Corp.                                 19,985           553,984
T. Rowe Price Group, Inc.                                8,319           543,231
Torchmark Corp.                                          6,688           353,327
UNUM Provident Corp.                                    19,096           391,468
US Bancorp                                             117,159         3,289,825
Vornado Realty Trust                                     7,558           654,674
Wachovia Corp.                                         101,113         4,811,968

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                        Shares            Value($)
                                                      ------            --------
FINANCIAL (Cont'd.)
Washington Mutual, Inc.                               56,379           2,211,184
Wells Fargo & Company                                108,209           6,337,801
XL Capital Limited*                                    9,000             612,270
Zions Bancorporation                                   5,774             411,167
                                                                     -----------
                                                                     142,493,457
                                                                     -----------
HEALTHCARE (13.0%)
Abbott Laboratories                                   99,644           4,224,906
Aetna, Inc.                                           18,587           1,601,084
Allergan, Inc.                                         8,384             768,142
Amerisource Bergen Corp.                               6,654             514,354
Amgen, Inc.*                                          79,092           6,301,260
Applera Corp.-Applied Biosys                          12,522             291,011
Bard (C.R.), Inc.                                      6,750             445,703
Bausch & Lomb, Inc.                                    3,447             278,104
Baxter International, Inc.                            39,905           1,591,012
Becton Dickinson & Co.                                16,022             840,033
Biogen Idec, Inc.*                                    21,691             856,361
Biomet, Inc.                                          15,998             555,291
Boston Scientific Corp.*                              37,856             884,695
Bristol-Myers Squibb Co.                             125,378           3,016,595
CIGNA Corp.                                            8,238             970,931
Cardinal Health, Inc.                                 27,362           1,735,845
Caremark Rx, Inc.*                                    28,846           1,440,281
Chiron Corp.*                                          6,985             304,686
Coventry Health Care*                                  6,883             592,076
Express Scripts, Inc.*                                 9,528             592,642
Forest Laboratories, Inc.*                            21,788             849,078
Genzyme Corp. (Gen. Div.)*                            16,454           1,178,765
Gilead Sciences, Inc.*                                29,227           1,425,109
Guidant Corp.                                         21,156           1,457,437
HCA, Inc.                                             28,973           1,388,386
Health Management Associates                          15,846             371,906
Hospira, Inc.*                                        10,249             419,902
Humana, Inc.*                                         10,412             498,527
IMS Health, Inc.                                      14,473             364,285
Johnson & Johnson                                    190,689          12,066,800
King Pharmaceuticals, Inc.*                           15,496             238,328
Laboratory Corp. of America*                           8,662             421,926
Lilly (Eli) & Co.                                     72,682           3,889,941

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                         Shares           Value($)
                                                       ------           --------
HEALTHCARE (Cont'd.)
Manor Care, Inc.                                        5,070            194,739
McKesson Corp.                                         19,766            937,897
Medco Health Solutions*                                19,512          1,069,843
Medimmune, Inc.*                                       15,791            531,367
Medtronic, Inc.                                        77,634          4,162,735
Merck & Co., Inc.                                     140,745          3,829,671
Millipore Corp.*                                        3,305            207,851
Mylan Laboratories, Inc.                               14,013            269,890
PerkinElmer, Inc.                                       8,350            170,090
Pfizer, Inc.                                          472,476         11,797,726
Quest Diagnostics, Inc.                                10,670            539,262
Schering-Plough Corp.                                  94,641          1,992,193
St. Jude Medical, Inc.*                                23,372          1,093,810
Stryker Corp.                                          18,624            920,584
Tenet Healthcare Corp.*                                30,037            337,316
Thermo Electron Corp.*                                 10,360            320,124
UnitedHealth Group, Inc.                               80,972          4,550,626
Waters Corp.*                                           7,372            306,675
Watson Pharmaceuticals, Inc.*                           6,682            244,628
WellPoint, Inc.*                                       39,335          2,982,380
Wyeth                                                  85,974          3,978,017
Zimmer Holdings, Inc.*                                 15,856          1,092,320
                                                                      ----------
                                                                      93,905,146
                                                                      ----------
INDUSTRIAL (11.1%)
3M Company                                             49,044          3,597,868
Allied Waste Industries, Inc.*                         13,987            118,190
American Power Conversion                              10,963            283,942
American Standard Cos., Inc.                           11,758            547,335
Apollo Group, Inc. Cl A*                                9,375            622,406
Avery Dennison Corp.                                    7,081            370,974
Block (H. & R.), Inc.                                  20,802            498,832
Boeing Co.                                             52,604          3,574,442
Burlington North Santa Fe                              23,939          1,431,552
CSX Corp.                                              13,908            646,444
Caterpillar, Inc.                                      43,384          2,548,810
Cendant Corp.                                          67,073          1,384,387
Cintas Corp.                                            8,848            363,210
Cooper Industries, Ltd.*                                5,937            410,484
Cummins, Inc.                                           2,980            262,210

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                         Shares           Value($)
                                                       ------           --------
INDUSTRIAL (Cont'd.)
Danaher Corp.                                          15,232            819,939
Deere & Co.                                            15,461            946,213
Donnelley (R.R.) & Sons Co.                            13,763            510,194
Dover Corp.                                            12,981            529,495
Eaton Corp.                                             9,449            600,484
Emerson Electric Co.                                   26,481          1,901,336
Equifax, Inc.                                           8,349            291,714
FedEx Corp.                                            19,412          1,691,368
Fisher Scientific Int'l.*                               7,816            484,983
Fluor Corp.                                             5,560            357,953
General Dynamics Corp.                                 12,886          1,540,521
General Electric Co.                                  679,551         22,880,482
Goodrich Corporation                                    7,793            345,542
Grainger (W.W.), Inc.                                   4,855            305,477
Honeywell International, Inc.                          54,818          2,055,675
ITT Industries, Inc.                                    5,943            675,125
Illinois Tool Works, Inc.                              13,382          1,101,740
Ingersoll Rand Co.*                                    21,623            826,647
L-3 Communications Hldgs., Inc                          7,607            601,485
Lockheed Martin Corp.                                  23,327          1,423,880
Masco Corp.                                            27,590            846,461
Monster Worldwide, Inc.*                                7,807            239,753
Navistar International Corp.*                           3,955            128,261
Norfolk Southern                                       25,932          1,051,802
Northrop Grumman Corp.                                 22,891          1,244,126
PACCAR, Inc.                                           10,989            746,043
Pall Corp.                                              7,974            219,285
Parker Hannifin Corp.                                   7,672            493,386
Pitney Bowes, Inc.                                     14,671            612,368
Raytheon Co.                                           28,933          1,100,033
Robert Half Int'l., Inc.                               10,854            386,294
Rockwell Automation, Inc.                              11,641            615,809
Rockwell Collins                                       11,326            547,272
Ryder System, Inc.                                      4,116            140,850
Southwest Airlines Co.                                 44,411            659,503
Textron, Inc.                                           8,575            614,999
Tyco International, Ltd.                              129,738          3,613,203
Union Pacific Corp.                                    16,909          1,212,375
United Parcel Service Cl B                             70,980          4,906,847

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                         Shares           Value($)
                                                       ------           --------
INDUSTRIAL (Cont'd.)
United Technologies Corp.                              65,691          3,405,421
Waste MGT, Inc.                                        36,033          1,030,904
                                                                      ----------
                                                                      80,366,334
                                                                      ----------
TECHNOLOGY (15.0%)
ADC Telecommunications, Inc.*                           7,468            170,719
Adobe Systems, Inc.*                                   31,513            940,663
Advanced Micro Devices, Inc.*                          25,536            643,507
Affiliated Computer Svcs.*                              8,052            439,639
Agilent Technologies, Inc.*                            31,679          1,037,487
Altera Corp.*                                          23,882            456,385
Analog Devices, Inc.                                   23,872            886,606
Andrew Corp.*                                          10,414            116,116
Apple Computer, Inc.*                                  53,195          2,851,784
Applied Materials, Inc.                               104,008          1,763,976
Applied Micro Circuits Corp.*                          19,582             58,746
Autodesk, Inc.*                                        14,641            679,928
Automatic Data Processing                              37,193          1,600,787
Avaya, Inc.*                                           27,187            280,026
BMC Software, Inc.*                                    13,971            294,788
Broadcom Corp. Cl A*                                   18,121            850,056
Ciena Corp.*                                           37,050             97,812
Cisco Systems, Inc.*                                  409,666          7,345,311
Citrix Systems, Inc.*                                  10,922            274,579
Computer Associates Int'l., Inc.                       29,701            825,985
Computer Sciences Corp.*                               11,845            560,387
Compuware Corp.*                                       24,876            236,322
Comverse Technology, Inc.*                             12,904            338,988
Convergys Corp.*                                        8,978            129,014
Corning, Inc.*                                         94,365          1,824,075
Dell, Inc.*                                           153,684          5,255,993
EMC Corp.*                                            154,531          1,999,631
Electronic Arts, Inc.*                                 19,457          1,106,909
Electronic Data Systems Corp.                          33,266            746,489
First Data Corp.                                       49,459          1,978,360
Fiserv, Inc.*                                          12,059            553,146
Freescale Semiconductor Cl A*                          25,968            612,325
Gateway, Inc.*                                         16,893             45,611
Hewlett-Packard Co.                                   183,656          5,362,755
IBM Corp.                                             102,296          8,206,185

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                         Shares           Value($)
                                                       ------           --------
TECHNOLOGY (Cont'd.)
Intel Corp.                                           390,584          9,627,896
Intuit, Inc.*                                          11,618            520,603
JDS Uniphase Corp.*                                   105,652            234,547
Jabil Circuit, Inc.*                                   11,024            340,862
KLA Tencor Corp.                                       12,666            617,594
LSI Logic Corp.*                                       25,047            246,713
Lexmark Int'l, Inc.*                                    7,611            464,652
Linear Technology Corp.                                19,667            739,283
Lucent Technologies*                                  284,931            926,026
Maxim Integrated Products, Inc.                        21,020            896,503
Mercury Interactive Corp.*                              5,552            219,859
Micron Technology, Inc.*                               39,496            525,297
Microsoft Corp.                                       590,583         15,195,701
Molex, Inc. Cl A                                        9,290            247,857
Motorola, Inc.                                        158,275          3,496,295
NCR Corp.*                                             11,910            380,048
NVIDIA Corporation*                                    10,814            370,704
National Semiconductor Corp.                           22,004            578,705
Network Appliance, Inc.*                               23,586            559,932
Novell, Inc.*                                          24,487            182,428
Novellus Systems, Inc.*                                 8,885            222,836
Oracle Corp.*                                         241,755          2,995,344
PMC Sierra, Inc.*                                      11,682            102,918
Parametric Technology Corp.*                           17,456            121,668
Paychex, Inc.                                          21,349            791,621
QLogic Corp.*                                           5,814            198,839
Qualcomm, Inc.                                        104,516          4,677,091
Sabre Group Holdings, Inc.                              8,405            170,453
Sanmina Corp.*                                         33,694            144,547
Scientific-Atlanta, Inc.                                9,821            368,386
Siebel Systems, Inc.                                   33,484            345,890
Solectron Corp.*                                       62,324            243,687
Sun Microsystems, Inc.*                               218,596            856,896
Symantec Corp.*                                        76,785          1,739,948
Symbol Technologies, Inc.                              15,580            150,814
Tektronix, Inc.                                         5,416            136,646
Tellabs, Inc.*                                         28,686            301,777
Teradyne, Inc.*                                        12,613            208,115
Texas Instruments, Inc.                               104,044          3,527,091

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                        Shares            Value($)
                                                      ------            --------
TECHNOLOGY (Cont'd.)
Unisys Corp.*                                         21,831             144,958
Xerox Corp.*                                          61,506             839,557
Xilinx, Inc.                                          22,404             623,951
Yahoo!, Inc.*                                         80,384           2,720,195
                                                                     -----------
                                                                     108,575,823
                                                                     -----------
TELECOMMUNICATIONS (3.0%)
AT&T Corp.                                            51,412           1,017,958
Alltel Corp.                                          24,474           1,593,502
BellSouth Corp.                                      117,460           3,089,198
CenturyTel, Inc.                                       8,331             291,418
Citizens Communications Co.                           21,998             298,073
Qwest Communications Int'l.*                          97,761             400,820
SBC Communications, Inc.                             211,794           5,076,701
Sprint Nextel Corp.                                  188,018           4,471,067
Verizon Communications                               177,260           5,794,628
                                                                     -----------
                                                                      22,033,365
                                                                     -----------
UTILITIES (3.6%)
AES Corp.*                                            41,871             687,941
Allegheny Energy, Inc.*                               10,432             320,471
Ameren Corp.                                          13,062             698,686
American Electric Power, Inc.                         25,204           1,000,599
CINergy Corp.                                         12,749             566,183
CMS Energy Corp.*                                     14,056             231,221
Calpine Corp.*                                        36,409              94,299
Centerpoint Energy, Inc.                              19,843             295,065
Consolidated Edison, Inc.                             15,664             760,487
Constellation Energy Group                            11,409             702,794
DTE Energy Co.                                        11,400             522,804
Dominion Resources, Inc.                              21,846           1,881,814
Duke Energy Corp.                                     59,385           1,732,260
Dynergy, Inc.*                                        18,362              86,485
Edison International                                  20,886             987,490
Entergy Corp.                                         13,307             988,976
Exelon Corp.                                          42,985           2,297,118
FPL Group, Inc.                                       25,258           1,202,281
FirstEnergy Corp.                                     21,144           1,102,025
Keyspan Corporation                                   11,172             410,906
NiSource, Inc.                                        17,468             423,599
Nicor, Inc.                                            2,830             118,945

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                        Shares            Value($)
                                                      ------            --------
UTILITIES (Cont'd.)
PG & E Corp.                                          23,914             938,625
PPL Corporation                                       24,328             786,524
Peoples Energy Corp.                                   2,445              96,285
Pinnacle West Capital Corp.                            6,331             279,070
Progress Energy, Inc.                                 16,105             720,699
Public Svc. Enterprise Group                          15,322             986,124
Sempra Energy                                         16,420             772,725
Southern Co.                                          47,873           1,711,938
TXU Corp.                                             15,389           1,737,110
Teco Energy, Inc.                                     13,324             240,098
Xcel Energy, Inc.                                     25,818             506,291
                                                                     -----------
                                                                      25,887,938
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $623,689,654) 98.2%                       710,109,190
                                                                     -----------

----------
*     Non-income producing security.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                               Face
SHORT-TERM DEBT SECURITIES:                                         Rate(%)    Maturity      Amount($)       Value($)
                                                                    -------    --------      ---------       --------
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (a)                                                3.06     10/06/05        500,000         499,786
U.S. Treasury Bill (a)                                                3.29     10/20/05        500,000         499,126
                                                                                                          ------------
                                                                                                               998,912
                                                                                                          ------------
COMMERCIAL PAPER (1.7%)
Anheuser-Busch Co.                                                    3.77     10/03/05     11,560,000      11,557,579
                                                                                                          ------------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,556,491) 1.8%                                                   12,556,491
                                                                                                          ------------
TEMPORARY CASH INVESTMENTS**(Cost: $11,700) 0.0% (b)                                                            11,700
                                                                                                          ------------
TOTAL INVESTMENTS (Cost: $636,257,845) 100.0%                                                             $722,677,381
                                                                                                          ============

----------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b)   Less than 0.05%.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2005 was 3.32%.

------------

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2005:

                                              Expiration    Underlying Face  Unrealized
                                                 Date       Amount at Value  Gain(Loss)
                                                 ----       ---------------  ----------
Purchased
42 S&P 500 Stock Index Futures Contracts    December 2005     $12,960,150     $(35,763)
                                                              ===========     ========

Face Value of futures purchased and outstanding as a percentage of total investments in securities: 1.8%

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

---------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Equity Index Fund are:

Unrealized Appreciation                     $149,512,868
Unrealized Depreciation                      (66,970,486)
                                           -------------
Net                                          $82,542,382
                                           =============
Cost of Investments                         $640,135,000
                                           =============

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
BASIC MATERIALS (1.6%)
Air Products & Chemicals, Inc.                           4,632           255,408
Alcoa, Inc.                                             18,228           445,128
Allegheny Technologies, Inc.                             1,758            54,463
Ball Corp.                                               2,280            83,767
Bemis Co.                                                2,234            55,180
Dow Chemical Co.                                        20,154           839,817
Du Pont (E.I.) de Nemours & Co.                         20,785           814,148
Eastman Chemical Co.                                     1,702            79,943
Ecolab, Inc.                                             3,847           122,835
Engelhard Corp.                                          2,510            70,054
Freeport-McMoran Copper Cl B                             3,705           180,026
Georgia-Pacific (Timber Group)                           5,437           185,184
Hercules, Inc.*                                          2,356            28,790
International Paper Co.                                 10,248           305,390
Intl. Flavors & Fragrances                               1,706            60,802
Louisiana-Pacific Corp.                                  2,316            64,130
MeadWestvaco Corp.                                       3,844           106,171
Monsanto Co.                                             5,613           352,216
Newmont Mining Corp. Holding Co.                         9,323           439,766
Nucor Corp.                                              3,264           192,543
PPG Industries, Inc.                                     3,550           210,125
Pactiv Corp.*                                            3,129            54,820
Phelps Dodge Corp.                                       2,026           263,238
Praxair, Inc.                                            6,755           323,767
Rohm & Haas Co.                                          3,037           124,912
Sealed Air Corp.*                                        1,732            82,201
Sigma-Aldrich Corp.                                      1,407            90,132
Temple-Inland, Inc.                                      2,361            96,447
United States Steel Group                                2,387           101,089
Vulcan Materials Co.                                     2,137           158,587
Weyerhaeuser Co.                                         5,118           351,863
                                                                       ---------
                                                                       6,592,942
                                                                       ---------
CONSUMER, CYCLICAL (5.8%)
AutoZone, Inc.*                                          1,162            96,737
Autonation, Inc.*                                        3,768            75,247
Bed Bath & Beyond, Inc.*                                 6,179           248,272
Best Buy Co., Inc.                                       8,458           368,177
Big Lots, Inc.*                                          2,379            26,145

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Black & Decker Corp.                                     1,681           137,993
Brunswick Corp.                                          2,033            76,705
Carnival Corp.                                           9,018           450,720
Centex Corp.                                             2,682           173,204
Circuit City Group, Inc.                                 3,437            58,979
Clear Channel Communications*                           11,338           372,907
Coach, Inc.*                                             7,942           249,061
Comcast Corp. Cl A*                                     45,883         1,348,042
Cooper Tire & Rubber Co.                                 1,280            19,546
D.R. Horton, Inc.                                        5,688           206,019
Dana Corp.                                               3,142            29,566
Darden Restaurants, Inc.                                 2,807            85,249
Delphi Corporation*                                     11,730            32,375
Dillard's, Inc. Cl A                                     1,345            28,084
Disney (Walt) Co.                                       42,000         1,013,460
Dollar General Corp.                                     6,707           123,006
Dow Jones & Co., Inc.                                    1,229            46,936
Eastman Kodak Co.                                        6,001           146,004
Family Dollar Stores, Inc.                               3,445            68,452
Federated Department Stores                              5,540           370,460
Ford Motor Co.                                          38,718           381,759
Fortune Brands, Inc.                                     3,050           248,057
Gannett Co., Inc.                                        5,095           350,689
Gap, Inc.                                               12,108           211,042
General Motors Corp.                                    11,816           361,688
Genuine Parts Co.                                        3,637           156,027
Goodyear Tire & Rubber Co.*                              3,679            57,356
Harley-Davidson, Inc.                                    5,734           277,755
Harrah's Entertainment, Inc.                             3,836           250,069
Hasbro, Inc.                                             3,740            73,491
Hilton Hotels Corp.                                      6,845           152,780
Home Depot, Inc.                                        44,720         1,705,621
International Game Technology                            7,126           192,402
Interpublic Group of Cos., Inc.                          8,836           102,851
Johnson Controls, Inc.                                   4,023           249,627
Jones Apparel Group, Inc.                                2,474            70,509
KB Home                                                  1,621           118,657
Knight-Ridder, Inc.                                      1,450            85,086

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Kohl's Corp.*                                            7,201           361,346
Leggett & Platt                                          3,940            79,588
Limited Brands, Inc.                                     7,295           149,037
Liz Claiborne, Inc.                                      2,242            88,155
Lowe's Companies, Inc.                                  16,290         1,049,075
Marriott International, Inc.                             3,577           225,351
Mattel, Inc.                                             8,444           140,846
Maytag Corp.                                             1,669            30,476
McDonald's Corp.                                        26,118           874,692
McGraw-Hill Cos., Inc.                                   7,810           375,192
Meredith Corp.                                             876            43,704
NIKE, Inc. Cl B                                          3,991           325,985
New York Times Co. Cl A                                  3,035            90,291
Newell Rubbermaid, Inc.                                  5,752           130,283
News Corp, Inc.                                         51,183           797,943
Nordstrom, Inc.                                          4,626           158,764
Office Depot, Inc.*                                      6,610           196,317
OfficeMax, Inc.                                          1,478            46,808
Omnicom Group, Inc.                                      3,805           318,212
Penney (J.C.) Co., Inc.                                  5,232           248,101
Pulte Homes, Inc.                                        4,482           192,367
RadioShack Corp.                                         2,806            69,589
Reebok International, Ltd.                               1,098            62,114
Sears Holding Corp.*                                     2,135           265,658
Sherwin-Williams Co.                                     2,379           104,843
Snap-On, Inc.                                            1,208            43,633
Stanley Works                                            1,517            70,814
Staples, Inc.                                           15,354           327,347
Starbucks Corp.*                                         8,028           402,203
Starwood Hotels & Resorts                                4,548           260,009
TJX Companies, Inc.                                      9,735           199,373
Target Corp.                                            18,484           959,874
Tiffany & Co.                                            2,976           118,356
Time Warner Inc.                                        98,080         1,776,228
Tribune Co.                                              5,540           187,751
Univision Communications, Inc.                           4,810           127,609
V F Corp.                                                1,866           108,172
Viacom, Inc. Cl B                                       33,123         1,093,390

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                        Shares           Value($)
                                                       ------           --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Visteon Corp.*                                          2,689             26,298
Wendy's International, Inc.*                            2,414            108,992
Whirlpool Corp.                                         1,396            105,775
Yum! Brands, Inc.                                       5,963            288,669
eBay, Inc.*                                            23,196            955,675
                                                                      ----------
                                                                      24,481,717
                                                                      ----------
CONSUMER, NON-CYCLICAL (5.3%)
Alberto-Culver Co. Cl A                                 1,575             70,481
Albertson's, Inc.                                       7,697            197,428
Altria Group, Inc.                                     43,364          3,196,359
Anheuser-Busch Cos., Inc.                              16,230            698,539
Archer-Daniels-Midland Co.                             13,592            335,179
Avon Products, Inc.                                     9,836            265,572
Brown-Forman Corp. Cl B                                 1,734            103,242
CVS Corp.                                              16,985            492,735
Campbell Soup Co.                                       3,864            114,954
Clorox Co.                                              2,251            125,021
Coca-Cola Co.                                          43,384          1,873,754
Coca-Cola Enterprises, Inc.                             6,298            122,811
Colgate-Palmolive Co.                                  10,853            572,930
ConAgra Foods, Inc.                                    10,821            267,820
Constellation Brands, Inc. Cl A                         4,095            106,429
Costco Wholesale Corp.                                 10,012            431,417
General Mills, Inc.                                     7,648            368,634
Gillette Co.                                           18,787          1,093,403
Heinz (H.J.) Co.                                        7,122            260,238
Hershey Food Corp.                                      3,835            215,949
Kellogg Co.                                             5,352            246,888
Kimberly Clark Corp.                                    9,952            592,443
Kroger Co.*                                            15,127            311,465
McCormick & Co., Inc.                                   2,797             91,266
Molson Coors Brewing Co.                                1,195             76,492
Pepsi Bottling Group, Inc.                              2,901             82,824
PepsiCo, Inc.                                          34,889          1,978,555
Proctor & Gamble Co.                                   51,425          3,057,730
RJ Reynolds Tobacco Holdings                            1,786            148,274
Safeway, Inc.                                           9,375            240,000
Sara Lee Corp.                                         16,392            310,628

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                        Shares           Value($)
                                                       ------           --------
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont'd.)
Supervalu, Inc.                                         2,839             88,350
Sysco Corp.                                            13,227            414,931
Tyson Foods, Inc.                                       5,252             94,799
UST, Inc.                                               3,434            143,747
Wal-Mart Stores, Inc.                                  52,185          2,286,746
Walgreen Co.                                           21,362            928,179
Wrigley (Wm.) Jr. Co.                                   3,756            269,981
                                                                      ----------
                                                                      22,276,193
                                                                      ----------
ENERGY (5.7%)
Amerada Hess Corp.                                      1,669            229,488
Anadarko Petroleum Corp.                                4,938            472,814
Apache Corp.                                            6,871            516,837
Ashland, Inc.                                           1,550             85,622
BJ Services Co.                                         6,735            242,393
Baker Hughes, Inc.                                      7,118            424,802
Burlington Resources, Inc.                              7,962            647,470
ChevronTexaco Corp.                                    47,052          3,045,675
ConocoPhillips                                         29,084          2,033,262
Devon Energy Corp.                                      9,470            650,021
EOG Resources, Inc.                                     5,017            375,773
El Paso Corp.                                          13,776            191,486
Exxon Mobil Corp.                                     131,739          8,370,695
Halliburton Co.                                        10,621            727,751
Kerr-McGee Corp.                                        2,410            234,035
Kinder Morgan, Inc.                                     1,996            191,935
Marathon Oil Corp.                                      7,647            527,108
Murphy Oil Corp.                                        3,430            171,054
Nabors Industries, Ltd*                                 3,290            236,321
National-Oilwell, Inc.*                                 3,623            238,393
Noble Corporation*                                      2,856            195,522
Occidental Petroleum Corp.                              8,353            713,597
Rowan Cos., Inc.                                        2,276             80,775
Schlumberger, Ltd.                                     12,292          1,037,199
Sunoco, Inc.                                            2,854            223,183
Transocean, Inc.*                                       6,869            421,138
Valero Energy Corp.                                     6,385            721,888
Weatherford International, Ltd.                         2,892            198,565
Williams Cos., Inc.                                    11,955            299,473

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                        Shares           Value($)
                                                       ------           --------
COMMON STOCKS:
ENERGY (Cont'd.)
XTO Energy, Inc.                                        7,548            342,075
                                                                      ----------
                                                                      23,846,350
                                                                      ----------
FINANCIAL (11.1%)
Ace, Ltd.                                               6,025            283,597
Aflac, Inc.                                            10,482            474,835
Allstate Corp.                                         13,723            758,745
AmSouth Bancorporation                                  7,322            184,954
Ambac Financial Group, Inc.                             2,235            161,054
American Express Co.                                   25,927          1,489,247
American Int'l. Group, Inc.                            54,221          3,359,532
Aon Corp.                                               6,655            213,492
Apartment Investment & Mgmt. Co.                        1,995             77,366
Archstone-Smith Trust                                   4,424            176,385
BB & T Corp.                                           11,440            446,732
Bank of America Corp.                                  83,950          3,534,295
Bank of New York Co., Inc.                             16,264            478,324
Bear Stearns Cos., Inc.                                 2,350            257,912
CIT Group Hldgs., Inc.                                  4,214            190,389
Capital One Financial Corp.                             6,032            479,665
Charles Schwab Corp.                                   21,714            313,333
Chubb Corp.                                             4,144            371,095
Cincinnati Financial Corp.                              3,652            152,982
Citigroup, Inc.                                       108,023          4,917,207
Comerica, Inc.                                          3,495            205,856
Compass Bancshares, Inc.                                2,598            119,066
Countrywide Financial Corp.                            12,424            409,744
E*Trade Financial Corp.*                                7,743            136,277
Equity Office Properties                                8,578            280,586
Equity Residential                                      6,000            227,100
Fannie Mae                                             20,223            906,395
Federated Investors, Inc.                               1,770             58,817
Fifth Third Bancorp                                    11,620            426,803
First Tennessee Natl. Corp.                             2,614             95,019
Franklin Resources, Inc.                                3,102            260,444
Freddie Mac                                            14,438            815,169
Golden West Financial Corp.                             5,339            317,083
Goldman Sachs Group, Inc.                               9,715          1,181,150
Hartford Financial Svc. Grp., Inc.                      6,257            482,853

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Huntington Bancshares, Inc.                              4,823           108,373
J.P. Morgan Chase & Co.                                 73,397         2,490,360
Janus Capital Group                                      4,654            67,250
Jefferson-Pilot Corp.                                    2,816           144,095
KeyCorp.                                                 8,552           275,802
Lehman Brothers Holdings, Inc.                           5,686           662,305
Lincoln National Corp.                                   3,604           187,480
Loews Corp.                                              2,832           261,705
M & T Bank Corp.                                         1,688           178,438
MBIA, Inc.                                               2,801           169,797
MBNA Corp.                                              26,281           647,564
MGIC Investment Corp.                                    1,936           124,291
Marsh & McLennan Cos., Inc.                             11,184           339,882
Marshall & Ilsley Corp.                                  4,329           188,355
Mellon Financial Corp.                                   8,737           279,322
Merrill Lynch & Co., Inc.                               19,355         1,187,429
MetLife, Inc.                                           15,806           787,771
Moody's Corp.                                            5,281           269,753
Morgan Stanley                                          22,693         1,224,060
National City Corp.                                     11,882           397,334
North Fork Bancorp, Inc.                                 9,996           254,898
Northern Trust Corp.                                     3,878           196,033
PNC Financial Services Group                             6,075           352,472
Plum Creek Timber Co.                                    3,844           145,726
Principal Financial Group, Inc.                          5,844           276,830
Progressive Corp. of Ohio                                4,120           431,652
Prologis Trust                                           3,909           173,208
Providian Financial Corp.*                               6,159           108,891
Prudential Financial, Inc.                              10,711           723,635
Public Storage, Inc.                                     1,727           115,709
Regions Financial Corp.                                  9,622           299,437
SLM Corporation                                          8,724           467,955
Safeco Corp.                                             2,615           139,589
Simon Property Group                                     3,825           283,509
Sovereign Bancorp, Inc.                                  7,557           166,556
St. Paul Travelers Cos., Inc.                           14,113           633,250
State Street Corp.                                       6,913           338,184
Suntrust Banks, Inc.                                     7,575           526,084

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                        Shares           Value($)
                                                       ------           --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Synovus Financial Corp.                                 6,514            180,568
T. Rowe Price Group, Inc.                               2,712            177,094
Torchmark Corp.                                         2,180            115,169
UNUM Provident Corp.                                    6,224            127,592
US Bancorp                                             38,187          1,072,291
Vornado Realty Trust                                    2,463            213,345
Wachovia Corp.                                         32,957          1,568,424
Washington Mutual, Inc.                                18,376            720,707
Wells Fargo & Company                                  35,270          2,065,764
XL Capital Limited                                      2,934            199,600
Zions Bancorporation                                    1,882            134,017
                                                                      ----------
                                                                      46,443,058
                                                                      ----------
HEALTHCARE (7.3%)
Abbott Laboratories                                    32,478          1,377,067
Aetna, Inc.                                             6,058            521,836
Allergan, Inc.                                          2,733            250,397
Amerisource Bergen Corp.                                2,169            167,664
Amgen, Inc.*                                           25,779          2,053,813
Applera Corp.-Applied Biosys                            4,081             94,842
Bard (C.R.), Inc.                                       2,200            145,266
Bausch & Lomb, Inc.                                     1,123             90,604
Baxter International, Inc.                             13,007            518,589
Becton Dickinson & Co.                                  5,222            273,789
Biogen Idec, Inc.*                                      7,070            279,124
Biomet, Inc.                                            5,214            180,978
Boston Scientific Corp.*                               12,339            288,362
Bristol-Myers Squibb Co.                               40,866            983,236
CIGNA Corp.                                             2,689            316,926
Cardinal Health, Inc.                                   8,918            565,758
Caremark Rx, Inc.*                                      9,402            469,442
Chiron Corp.*                                           2,277             99,323
Coventry Health Care*                                   2,244            193,029
Express Scripts, Inc.*                                  3,105            193,131
Forest Laboratories, Inc.*                              7,102            276,765
Genzyme Corp. (Genl. Div)*                              5,363            384,205
Gilead Sciences, Inc.*                                  9,526            464,488
Guidant Corp.                                           6,896            475,065
HCA, Inc.                                               9,443            452,509

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                        Shares           Value($)
                                                       ------           --------
COMMON STOCKS:
HEALTHCARE (Cont'd.)
Health Management Associates                            5,165            121,223
Hospira, Inc.*                                          3,341            136,881
Humana, Inc.*                                           3,394            162,505
IMS Health, Inc.                                        4,717            118,727
Johnson & Johnson                                      62,153          3,933,042
King Pharmaceuticals, Inc.*                             5,051             77,684
Laboratory Corp. of America*                            2,823            137,508
Lilly (Eli) & Co.                                      23,690          1,267,889
Manor Care, Inc.                                        1,652             63,453
McKesson Corp.                                          6,443            305,720
Medco Health Solutions*                                 6,360            348,719
Medimmune, Inc.*                                        5,147            173,197
Medtronic, Inc.                                        25,304          1,356,800
Merck & Co., Inc.                                      45,874          1,248,232
Millipore Corp.*                                        1,077             67,733
Mylan Laboratories, Inc.                                4,567             87,960
PerkinElmer, Inc.                                       2,722             55,447
Pfizer, Inc.                                          153,999          3,845,355
Quest Diagnostics, Inc.                                 3,478            175,778
Schering-Plough Corp.                                  30,847            649,329
St. Jude Medical, Inc.*                                 7,618            356,522
Stryker Corp.                                           6,070            300,040
Tenet Healthcare Corp.*                                 9,790            109,942
Thermo Electron Corp.*                                  3,377            104,349
UnitedHealth Group, Inc.                               26,392          1,483,230
Waters Corp.*                                           2,408            100,173
Watson Pharmaceuticals, Inc.*                           2,178             79,737
WellPoint, Inc.*                                       12,821            972,088
Wyeth                                                  28,022          1,296,578
Zimmer Holdings, Inc.*                                  5,168            356,024
                                                                      ----------
                                                                      30,608,073
                                                                      ----------
INDUSTRIAL (6.2%)
3M Company                                             15,985          1,172,660
Allied Waste Industries, Inc.*                          4,559             38,524
American Power Conversion                               3,573             92,541
American Standard Cos., Inc.                            3,832            178,380
Apollo Group, Inc. Cl A*                                3,056            202,888
Avery Dennison Corp.                                    2,308            120,916

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Block (H. & R.), Inc.                                    6,781           162,608
Boeing Co.                                              17,146         1,165,071
Burlington North Santa Fe                                7,803           466,619
CSX Corp.                                                4,533           210,694
Caterpillar, Inc.                                       14,141           830,784
Cendant Corp.                                           21,862           451,232
Cintas Corp.                                             2,884           118,388
Cooper Industries, Ltd.*                                 1,935           133,786
Cummins, Inc.                                              971            85,438
Danaher Corp.                                            4,965           267,266
Deere & Co.                                              5,039           308,387
Donnelley (R.R.) & Sons Co.                              4,486           166,296
Dover Corp.                                              4,231           172,582
Eaton Corp.                                              3,080           195,734
Emerson Electric Co.                                     8,631           619,706
Equifax, Inc.                                            2,721            95,072
FedEx Corp.                                              6,327           551,272
Fisher Scientific Intl.*                                 2,547           158,041
Fluor Corp.                                              1,812           116,657
General Dynamics Corp.                                   4,200           502,110
General Electric Co.                                   221,493         7,457,669
Goodrich Corporation                                     2,540           112,624
Grainger (W.W.), Inc.                                    1,583            99,602
Honeywell International, Inc.                           17,867           670,013
ITT Industries, Inc.                                     1,937           220,043
Illinois Tool Works, Inc.                                4,362           359,123
Ingersoll Rand Co.*                                      7,048           269,445
L-3 Communications Hldgs., Inc.                          2,480           196,094
Lockheed Martin Corp.                                    7,603           464,087
Masco Corp.                                              8,993           275,905
Monster Worldwide, Inc.*                                 2,545            78,157
Navistar International Corp.*                            1,289            41,802
Norfolk Southern Corp.                                   8,452           342,813
Northrop Grumman Corp.                                   7,461           405,505
PACCAR, Inc.                                             3,582           243,182
Pall Corp.                                               2,599            71,473
Parker Hannifin Corp.                                    2,501           160,839
Pitney Bowes, Inc.                                       4,782           199,601

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                        Shares           Value($)
                                                       ------           --------
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Raytheon Co.                                            9,430            358,529
Robert Half International, Inc.                         3,538            125,917
Rockwell Automation, Inc.                               3,794            200,703
Rockwell Collins                                        3,692            178,397
Ryder System, Inc.                                      1,342             45,923
Southwest Airlines Co.                                 14,475            214,954
Textron, Inc.                                           2,795            200,457
Tyco International, Ltd.                               42,287          1,177,693
Union Pacific Corp.                                     5,511            395,139
United Parcel Service Cl B                             23,135          1,599,323
United Technologies Corp.                              21,411          1,109,946
Waste Management, Inc.                                 11,745            336,024
                                                                      ----------
                                                                      26,194,634
                                                                      ----------
TECHNOLOGY (8.4%)
ADC Telecommunications, Inc.*                           2,434             55,641
Adobe Systems, Inc.*                                   10,271            306,589
Advanced Micro Devices, Inc.*                           8,323            209,740
Affiliated Computer Svcs.*                              2,624            143,270
Agilent Technologies, Inc.*                            10,325            338,144
Altera Corp.*                                           7,784            148,752
Analog Devices, Inc.                                    7,781            288,986
Andrew Corp.*                                           3,394             37,843
Apple Computer, Inc.*                                  17,338            929,490
Applied Materials, Inc.                                33,900            574,944
Applied Micro Circuits Corp.*                           6,382             19,146
Autodesk, Inc.*                                         4,772            221,612
Automatic Data Processing                              12,123            521,774
Avaya, Inc.*                                            8,861             91,268
BMC Software, Inc.*                                     4,545             95,900
Broadcom Corp. Cl A*                                    5,906            277,050
Ciena Corp.*                                           12,076             31,881
Cisco Systems, Inc.*                                  133,526          2,394,121
Citrix Systems, Inc.*                                   3,560             89,498
Computer Associates Int'l., Inc.                        9,681            269,229
Computer Sciences Corp.*                                3,861            182,664
Compuware Corp.*                                        8,108             77,026
Comverse Technology, Inc.*                              4,206            110,492
Convergys Corp.*                                        2,918             41,932

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                         Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Corning, Inc.*                                          30,757           594,533
Dell, Inc.*                                             50,092         1,713,146
EMC Corp.*                                              50,368           651,762
Electronic Arts, Inc.*                                   6,342           360,796
Electronic Data Systems Corp.                           10,843           243,317
First Data Corp.                                        16,121           644,840
Fiserv, Inc.*                                            3,924           179,994
Freescale Semiconductor Cl A*                            8,464           199,581
Gateway, Inc.*                                           5,506            14,866
Hewlett-Packard Co.                                     59,861         1,747,941
IBM Corp.                                               33,342         2,674,695
Intel Corp.                                            127,307         3,138,118
Intuit, Inc.*                                            3,787           169,695
JDS Uniphase Corp.*                                     34,436            76,448
Jabil Circuit, Inc.*                                     3,593           111,096
KLA Tencor Corp.                                         4,128           201,281
LSI Logic Corp.*                                         8,164            80,415
Lexmark Int'l., Inc.*                                    2,481           151,465
Linear Technology Corp.                                  6,410           240,952
Lucent Technologies*                                    92,870           301,828
Maxim Integrated Products, Inc.                          6,851           292,195
Mercury Interactive Corp.*                               1,809            71,636
Micron Technology, Inc.*                                12,873           171,211
Microsoft Corp.                                        192,494         4,952,871
Molex, Inc., Cl A                                        3,028            80,787
Motorola, Inc.                                          51,588         1,139,579
NCR Corp.*                                               3,882           123,875
NVIDIA Corporation*                                      3,525           120,837
National Semiconductor Corp.                             7,172           188,624
Network Appliance, Inc.*                                 7,688           182,513
Novell, Inc.*                                            7,981            59,458
Novellus Systems, Inc.*                                  2,896            72,632
Oracle Corp.*                                           78,798           976,307
PMC Sierra, Inc.*                                        3,808            33,548
Parametric Technology Corp.*                             5,690            39,659
Paychex, Inc.                                            6,959           258,040
QLogic Corp.*                                            1,895            64,809
Qualcomm, Inc.                                          34,066         1,524,454

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                        Shares           Value($)
                                                       ------           --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Sabre Group Holdings, Inc.                              2,740             55,567
Sanmina Corp.*                                         10,982             47,113
Scientific-Atlanta, Inc.                                3,201            120,070
Siebel Systems, Inc.                                   10,914            112,742
Solectron Corp.*                                       20,314             79,428
Sun Microsystems, Inc.*                                71,249            279,296
Symantec Corp.*                                        25,027            567,112
Symbol Technologies, Inc.                               5,078             49,155
Tektronix, Inc.                                         1,765             44,531
Tellabs, Inc.*                                          9,350             98,362
Teradyne, Inc.*                                         4,111             67,832
Texas Instruments, Inc.                                33,912          1,149,617
Unisys Corp.*                                           7,115             47,244
Xerox Corp.*                                           20,047            273,642
Xilinx, Inc.                                            7,302            203,361
Yahoo!, Inc.*                                          26,200            886,608
                                                                      ----------
                                                                      35,388,476
                                                                      ----------
TELECOMMUNICATIONS (1.7%)
AT&T Corp.                                             16,757            331,789
Alltel Corp.                                            7,977            519,382
BellSouth Corp.                                        38,285          1,006,896
CenturyTel, Inc.                                        2,715             94,971
Citizens Communications Co.                             7,170             97,154
Qwest Communications Int'l.*                           31,864            130,642
SBC Communications, Inc.                               69,032          1,654,697
Sprint Nextel Corp.                                    61,283          1,457,310
Verizon Communications                                 57,776          1,888,697
                                                                      ----------
                                                                       7,181,538
                                                                      ----------
UTILITIES (2.0%)
AES Corp.*                                             13,647            224,220
Allegheny Energy, Inc.*                                 3,400            104,448
Ameren Corp.                                            4,257            227,707
American Electric Power, Inc.                           8,215            326,136
CINergy Corp.                                           4,155            184,524
CMS Energy Corp.*                                       4,581             75,357
Calpine Corp.*                                         11,867             30,736
Centerpoint Energy, Inc.                                6,468             96,179
Consolidated Edison, Inc.                               5,105            247,848

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

INDEXED ASSETS:                                       Shares            Value($)
                                                      ------            --------
COMMON STOCKS:
UTILITIES (Cont'd.)
Constellation Energy Group                             3,719             229,090
DTE Energy Co.                                         3,716             170,416
Dominion Resources, Inc.                               7,120             613,317
Duke Energy Corp.                                     19,356             564,615
Dynergy, Inc.*                                         5,985              28,189
Edison International                                   6,807             321,835
Entergy Corp.                                          4,337             322,326
Exelon Corp.                                          14,011             748,748
FPL Group, Inc.                                        8,233             391,891
FirstEnergy Corp.                                      6,892             359,211
Keyspan Corporation                                    3,641             133,916
NiSource, Inc.                                         5,693             138,055
Nicor, Inc.                                              922              38,752
PG & E Corp.                                           7,795             305,954
PPL Corporation                                        7,929             256,345
Peoples Energy Corp.                                     797              31,386
Pinnacle West Capital Corp.                            2,064              90,981
Progress Energy, Inc.                                  5,249             234,893
Public Svc. Enterprise Group                           4,994             321,414
Sempra Energy                                          5,352             251,865
Southern Co.                                          15,604             557,999
TXU Corp.                                              5,016             566,206
Teco Energy, Inc.                                      4,343              78,261
Xcel Energy, Inc.                                      8,415             165,018
                                                                     -----------
                                                                       8,437,838
                                                                     -----------
TOTAL INDEXED ASSETS - COMMON STOCKS
   (Cost: $178,794,041) 55.1%                                        231,450,819
                                                                     -----------

----------
*     Non-income producing security.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                              Face
INDEXED ASSETS:                                                      Rate(%)   Maturity     Amount($)       Value($)
                                                                     -------   --------     ---------       --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)                                                3.06     10/06/05       600,000         599,744
U.S. Treasury Bill (a)                                                3.27     10/20/05       200,000         199,653
                                                                                                          -----------
                                                                                                              799,397
                                                                                                          -----------
U.S. GOVERNMENT AGENCIES (1.6%)
Federal Home Loan Bank                                                3.15     10/03/05     6,740,000       6,738,820
                                                                                                          -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,538,217) 1.8%                                                    7,538,217
                                                                                                          -----------
TOTAL INDEXED ASSETS (Cost: $186,332,258) 56.9%                                                           238,989,036
                                                                                                          -----------

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

------------

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2005:
-------------------------------------------------------

                                             Expiration      Underlying Face    Unrealized
                                                Date         Amount at Value    Gain(Loss)
                                                ----         ---------------    ----------
Purchased
27 S&P 500 Stock Index Futures Contracts    December 2005       $8,331,525       $(28,863)
                                                                ==========       ========

Face Value of futures purchased and outstanding as a percentage of total investments in securities: 2.0%

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                          Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
BASIC MATERIALS (1.5%)
Commercial Metals Co.                                   19,100           644,434
Cytec Industries, Inc.                                  12,360           536,177
Dow Chemical Co.                                        19,830           826,316
FMC Corp.*                                               9,136           522,762
Glatfelter                                              12,750           179,648
Longview Fibre Co.                                      23,378           455,638
Lubrizol Corp.                                          11,940           517,360
Oregon Steel Mills, Inc.*                                4,840           135,036
Phelps Dodge Corp.                                      10,470         1,360,367
Steel Dynamics, Inc.                                     6,700           227,532
U.S. Concrete, Inc.*                                    23,410           180,491
Vulcan Materials Co.                                     7,390           548,412
                                                                       ---------
                                                                       6,134,173
                                                                       ---------
CONSUMER, CYCLICAL (4.6%)
Best Buy Co., Inc.                                      15,565           677,544
Buffalo Wild Wings, Inc.*                               12,732           337,398
Carnival Corp.                                          17,470           873,151
Crown Holdings, Inc.*                                   97,278         1,550,610
Deckers Outdoor Corp.*                                  10,269           247,072
Gamestop Corp.*                                         25,505           802,642
Guitar Center, Inc.*                                     8,090           446,649
Hibbett Sporting Goods, Inc.*                           21,225           472,256
Home Depot, Inc.                                        12,760           486,666
Hot Topic, Inc.*                                        14,350           220,416
Hudson Highland Group*                                  16,680           416,500
Jacuzzi Brands, Inc.*                                   31,616           254,825
Johnson Controls, Inc.                                   8,350           518,118
Kohl's Corp.*                                           25,400         1,274,571
Lithia Motors, Inc. Cl A                                 6,875           199,238
Lowe's Companies, Inc.                                   6,660           428,904
Modine Manufacturing Co.                                14,740           540,663
Omega Protein Corp.*                                    22,070           167,953
Omnicom Group, Inc.                                      8,600           719,218
P.F. Changs China Bistro, Inc.*                          6,410           287,360
Payless Shoesource, Inc.*                               14,300           248,820
Penney (J.C.) Co., Inc.                                 10,210           484,158
Pinnacle Entertainment, Inc.*                           16,676           305,671
Red Robin Gourmet Burgers*                               6,137           281,320

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                         Shares           Value($)
                                                       ------           --------
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont'd.)
Regent Communications, Inc.*                           12,848             67,580
Shopko Stores, Inc.*                                   22,992            586,756
Starwood Hotels & Resorts                              15,840            905,573
Sunopta*                                               19,510             94,819
Sunterra Corporation*                                  31,755            416,943
Target Corp.                                           22,100          1,147,653
The Bombay Company, Inc.*                              58,010            255,824
The Warnaco Group, Inc.*                               20,113            440,676
Time Warner, Inc.                                      38,550            698,141
Viacom, Inc. Cl B                                      32,440          1,070,844
Wild Oaks Markets, Inc.*                               37,590            483,407
Winnebago Industries, Inc.                              6,900            199,893
Wolverine World Wide, Inc.                             34,188            719,657
                                                                      ----------
                                                                      19,329,489
                                                                      ----------
CONSUMER, NON-CYCLICAL (2.9%)
Alkermes, Inc.*                                        13,003            218,450
CVS Corp.                                              18,380            533,204
Chiquita Brands Int'l., Inc.                           22,677            633,822
Clorox Co.                                              9,900            549,846
Colgate-Palmolive Co.                                  12,520            660,931
Conmed Corp.*                                           6,615            184,426
Escala Group, Inc.*                                    10,480            174,492
General Mills, Inc.                                     8,300            400,060
Hershey Food Corp.                                     11,510            648,128
Longs Drug Stores Corp.                                18,710            802,472
MGI Pharma, Inc.,*                                     21,034            490,303
Mueller Industries, Inc.                                4,230            117,467
PepsiCo, Inc.                                          20,300          1,151,213
Proctor & Gamble Co.                                   40,450          2,405,156
Safeway, Inc.                                          24,080            616,448
Serologicals Corp.*                                    19,241            434,077
Sovran Self-Storage, Inc.                               2,750            134,613
Wal-Mart Stores, Inc.                                  25,990          1,138,881
Wrigley (Wm) Jr. Co.                                   10,140            728,863
                                                                      ----------
                                                                      12,022,852
                                                                      ----------
ENERGY (4.1%)
CNX Gas Corp.*                                         17,650            361,825
Cimarex Energy Co.*                                     6,265            283,992

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                         Shares           Value($)
                                                       ------           --------
COMMON STOCKS:
ENERGY (Cont'd.)
Core Laboratories N.V.*                                 6,950            224,207
Crosstex Energy, Inc.                                   3,280            209,789
Denbury Resources, Inc.*                               11,795            594,940
Devon Energy Corp.                                     19,120          1,312,397
Exxon Mobil Corp.                                      49,570          3,149,677
Halliburton Co.                                        24,630          1,687,648
Holly Corp.                                             8,805            563,344
Houston Exploration Co.*                                7,550            507,738
NS Group, Inc.*                                        32,220          1,264,635
Range Resources Corp.                                  43,456          1,677,835
Southern Union Co.*                                    18,120            466,952
Stone Energy Corp.*                                     4,160            253,926
Tesoro Petroleum Corp.                                  2,460            165,410
Todco Cl A*                                            23,510            980,602
Transocean, Inc.*                                      22,210          1,361,695
Unisource Energy Corp.                                 19,667            653,731
Valero Energy Corp.                                    13,640          1,542,138
                                                                      ----------
                                                                      17,262,481
                                                                      ----------
FINANCIAL (8.5%)
Acadia Realty Trust                                    10,640            191,414
Alabama National Bancorp                                6,133            392,144
Allstate Corp.                                         10,570            584,415
American Equity Inv. Life                              28,250            320,638
American Home Mortgage Investment Corp.                 7,850            237,855
American Int'l. Group, Inc.                            18,770          1,162,989
Amli Residential Properties                            11,145            357,420
Argonaut Group, Inc.*                                  17,246            465,814
Assured Guaranty Co.*                                  29,638            709,237
Bank Mutual Corp.                                      40,487            434,021
Bank of America Corp.                                  44,870          1,889,026
BankAtlantic Bancorp, Inc. Cl A                        37,274            633,285
Banner Corporation                                      8,273            220,393
Bear Stearns Cos., Inc.                                 8,460            928,485
Boykin Lodging Company*                                 8,180            101,596
Brookline Bankcorp                                     41,406            655,043
Capital Automotive REIT                                 9,642            373,242
Capital One Financial Corp.                            11,370            904,142
Choice Hotels Int'l., Inc.                              6,279            405,875

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                          Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Citigroup, Inc.                                         51,650         2,351,107
Columbia Banking System                                 10,599           278,012
Comerica, Inc.                                           7,660           451,174
Conseco, Inc.*                                          17,379           366,871
ECC Capital Corp.                                       51,210           166,945
Equity Inns, Inc.                                       45,461           613,724
First Financial Holdings, Inc.                           8,630           266,149
First Niagara Financial Grp.                            39,782           574,452
First State Banck Corporation                           30,828           653,245
Getty Realty Corp.                                       7,162           206,122
Gladstone Capital Corp.                                  8,350           188,293
Golden West Financial Corp.                              9,250           549,358
Goldman Sachs Group, Inc.                                4,780           581,152
Hartford Financial Svc. Grp., Inc.                       7,840           605,013
Highwoods Properties, Inc.                              14,341           423,203
Iberia Bank Corp.                                        2,043           108,585
KNBT Bancorp, Inc.                                      31,393           488,789
Knight Capital Group, Inc.*                             12,650           105,122
La Salle Hotel Properties                               11,625           400,481
LandAmerica Financial Group                              9,827           635,316
MAF Bancorp                                             14,343           588,063
Max Re Capital, Ltd.*                                    9,050           224,350
Medical Properties Trust, Inc.                          34,720           340,256
Merrill Lynch & Co., Inc.                               20,300         1,245,405
Mid-America Apt. Communities                             9,682           450,310
Morgan Stanley                                           8,610           464,423
National City Corp.                                     24,660           824,630
National Financial Partners                              5,752           259,645
NewAlliance Bankshare                                   41,370           605,657
North Fork Bancorp, Inc.                                38,000           969,000
PHH Corp.*                                              15,930           437,438
Pennsylvania REIT                                        9,492           400,373
Placer Sierra Banschares                                15,030           412,874
Platinum Underwriters Hldgs.*                           14,175           423,691
PrivateBancorp, Inc.                                    12,811           439,161
Provident Financial Services                            33,584           591,078
Summit Bancshares, Inc. (Texas)                         15,596           286,499
Safeco Corp.                                            10,750           573,835

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                         Shares           Value($)
                                                       ------           --------
COMMON STOCKS:
FINANCIAL (Cont'd.)
Santander Bancorp                                      12,899            317,702
Sterling Financial Corp.                               25,503            575,093
Stewart Information Services                           11,145            570,624
Sws Group, Inc.                                        15,363            251,953
Taberna Realty Fin. Trust                              50,000            625,000
Texas Regional Bancshares                              17,141            493,489
Tower Group, Inc.                                      10,970            165,866
Vintage Wine Trust, Inc.                               45,210            452,100
Wells Fargo & Company                                  28,570          1,673,345
                                                                      ----------
                                                                      35,642,007
                                                                      ----------
HEALTHCARE (4.3%)
Abbott Laboratories                                    24,550          1,040,920
Advanced Medical Optics, Inc.*                         16,315            619,154
Aetna, Inc.                                            11,740          1,011,284
Amedisys, Inc.*                                        10,480            408,720
Amgen, Inc.*                                           19,800          1,577,465
Amsurg Corp.*                                           6,360            174,010
Amylin Pharmaceuticals, Inc.*                          10,604            368,913
Apria Healthcare Group, Inc.*                           5,505            175,665
Bioenvision, Inc.*                                     23,166            186,023
CV Therapeutics, Inc.*                                 12,573            336,328
Caliper Life Sciences, Inc.*                           52,520            369,216
Caremark Rx, Inc.*                                      7,700            384,461
Centene Corporation*                                   23,048            576,891
DJ Orthopedics, Inc.*                                   8,850            256,119
Digene Corp.*                                           8,140            231,990
Exponent, Inc.*                                         5,920            185,829
Genesis HealthCare Corp.*                               5,790            233,453
Genzyme Corp. (Genl. Div)*                              7,030            503,629
Guidant Corp.                                          11,920            821,169
HCA, Inc.                                              10,280            492,618
Humana, Inc.*                                           9,470            453,424
Inspire Pharmaceuticals, Inc.*                         13,935            105,906
Johnson & Johnson                                      33,090          2,093,934
OSI Pharmaceuticals, Inc.*                              1,570                 79
Pfizer, Inc.                                           74,820          1,868,255
Psychiatric Solutions*                                  1,200             65,076
Rigel Pharmaceuticals, Inc.*                            7,799            185,382

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                         Shares           Value($)
                                                       ------           --------
COMMON STOCKS:
HEALTHCARE (Cont'd.)
Steris Corp.                                            8,700            206,973
Theravance, Inc.*                                       9,808            206,360
United Surgical Partners, Inc.                         11,131            435,333
Universal American Financial*                           5,630            128,026
Valeant Pharmaceuticals                                 7,460            149,797
Ventana Medical Systems, Inc.*                         15,254            580,720
Viasys Healthcare, Inc.*                               12,925            322,996
Wyeth                                                  27,370          1,266,410
                                                                      ----------
                                                                      18,022,528
                                                                      ----------
INDUSTRIAL (7.5%)
Actuant Corp. Cl A                                     11,240            526,032
Acuity Brands, Inc.                                     6,400            189,888
Agnico-Eagle Mines, Ltd.                               23,650            350,257
Apogee Enterprises, Inc.                               43,403            742,191
Aspect Medical Systems, Inc.*                           4,250            125,928
Audiovox Corp. Cl-A*                                   59,366            829,937
Baker (Michael) Corp.*                                  5,280            137,544
Benchmark Electronics*                                 18,985            571,828
Boeing Co.                                             20,050          1,362,398
Burlington North Santa Fe                              22,800          1,363,440
Cal Dive International, Inc.*                           8,714            552,555
Caterpillar, Inc.                                      14,930            877,138
Cendant Corp.                                          20,630            425,803
Champion Enterprises, Inc.*                            78,504          1,160,289
Ciber, Inc.*                                           41,288            306,770
Conexant Systems, Inc.*                                97,970            175,366
Curtis Wright Corp. Cl B                               10,305            635,922
Cymer, Inc.*                                            3,340            104,609
Diagnostic Products Corp.                               4,300            226,739
Digital River, Inc.*                                    8,415            293,263
Ditech Communications Corp.*                            7,850             52,909
Duratek, Inc.*                                          8,860            161,961
Eagle Materials, Inc.                                   1,250            151,713
EastGroup Properties, Inc.                              3,040            133,000
Eclipsys Corp.*                                         4,425             78,942
ElkCorp                                                 5,100            182,427
Fluor Corp.                                            14,790            952,180
Frozen Foods Express Ind.*                             18,370            192,701

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                         Shares           Value($)
                                                       ------           --------
COMMON STOCKS:
INDUSTRIAL (Cont'd.)
Gardner Denver Machinery*                              13,147            586,356
General Cable Corp.*                                   34,977            587,614
General Electric Co.                                   99,840          3,361,612
Genesee & Wyoming, Inc. Cl A*                          10,400            329,680
Genesis Microchip Corp.*                               10,370            227,622
Gevity HR, Inc.                                        12,108            329,822
Granite Construction                                   16,500            630,960
Greenbrier Companies, Inc.                             11,505            382,426
HEICO Corp.                                            10,925            253,460
HUB Group, Inc. Cl A*                                   8,425            309,282
Healthcare Services Group                              11,080            213,290
Hydril Company*                                         7,227            496,061
ITT Industries, Inc.                                    7,970            905,392
Kennametal, Inc.                                       14,200            696,368
Kirby Corp.*                                            5,107            252,439
Labor Ready, Inc.*                                      8,830            226,490
Landstar System, Inc.                                  15,059            602,812
Lincoln Electric Holdings                              11,095            437,143
Matrix Service Co.*                                    37,150            299,058
Molecular Devices Corp.*                                9,462            197,661
Moog, Inc. Cl A*                                        7,970            235,274
Noven Pharmaceuticals*                                 12,682            177,548
Proliance International, Inc.*                          4,138             22,676
RailAmerica, Inc.*                                     77,981            927,974
Regal-Beloit Corp.                                     28,080            910,915
Shaw Group, Inc.*                                      21,781            537,119
Siligan Holdings, Inc.                                 29,064            966,669
Texas Industries, Inc.                                  6,980            379,712
Trinity Industries                                     15,189            615,003
Triumph Group, Inc.*                                    6,329            235,249
United Technologies Corp.                              27,620          1,431,821
Universal Forest Products                              14,251            816,867
Willbros Group, Inc. *                                  2,840             45,014
                                                                      ----------
                                                                      31,491,119
                                                                      ----------
TECHNOLOGY (6.0%)
Aeroflex, Inc.*                                        38,320            358,675
American Reprographics Co.*                             9,000            153,900
Anixter International, Inc.                            12,384            499,447

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                          Shares          Value($)
                                                        ------          --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Broadcom Corp. Cl A*                                    24,790         1,162,899
Centillium Communications, Inc.                         10,675            40,245
Cisco Systems, Inc.*                                    47,490           851,496
Computer Programs & Systems                              6,200           214,148
Credence Systems Corp.*                                 31,204           249,008
Cypress Semiconductor Corp.*                            24,231           364,677
Del, Inc.*                                              35,970         1,230,174
Dot Hill Systems*                                       35,770           240,732
EMC Corp.*                                              84,640         1,095,242
Electronics For Imaging, Inc.*                          10,560           242,246
Exelixis, Inc*                                          14,840           113,526
Freescale Semiconductor Cl A*                           21,530           507,677
Hutchinson Tech*                                         8,060           210,527
IBM Corp.                                               12,430           997,135
Imation Corp.                                            4,510           193,344
Integrated Device Tech., Inc.*                          20,804           223,435
Intel Corp.                                             62,970         1,552,211
KLA Tencor Corp.                                        13,550           660,698
Lecroy Corp.*                                           11,530           171,221
Lojack Corporation*                                     14,700           310,758
Macrovision Corp.*                                      20,822           397,700
Medics Pharmaceutical Corp.                             20,475           666,666
Micrel, Inc.*                                           40,258           452,097
Microsoft Corp.                                         49,050         1,262,057
Motorola, Inc.                                          42,590           940,813
Neustar, Inc. Cl A*                                      4,700           150,353
On Semiconductor*                                       47,513           244,692
Oracle Corp.*                                          101,490         1,257,461
Palm, Inc.*                                              8,820           249,871
Parametric Technology Corp.*                            80,911           563,950
Perot Systems Corp. Cl A*                               12,955           183,313
Powerwave Technologies, Inc.*                           32,316           419,785
Qualcomm, Inc.                                          18,360           821,610
Quest Software, Inc.*                                    8,575           129,225
RF Micro Devices*                                       98,910           558,842
SPSS, Inc.*                                              3,440            82,560
Skyworks Solutions, Inc.*                              113,827           799,066
Sonosite, Inc.*                                          9,490           281,663

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                        Shares            Value($)
                                                      ------            --------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Texas Instruments, Inc.                               29,700           1,006,830
Tibco Software, Inc.*                                 21,600             180,576
ValueClick , Inc.*                                    20,550             351,200
Varian Semiconductor Equip.*                           3,780             160,159
Viasat, Inc.*                                         18,416             472,370
Wabtech                                               34,135             931,203
Websense, Inc.*                                        4,321             221,278
aQuantive, Inc.*                                      29,820             600,277
                                                                     -----------
                                                                      25,029,038
                                                                     -----------
TELECOMMUNICATIONS (0.8%)
BellSouth Corp.                                       23,680             622,784
CT Communications, Inc.                               11,886             147,030
Sprint Nextel Corp                                    38,441             914,127
Tekelec*                                              32,695             684,960
Valor Communications Group                            17,370             236,753
Verizon Communications                                26,080             852,555
                                                                     -----------
                                                                       3,458,209
                                                                     -----------
UTILITIES (1.6%)
Avista Corp.                                          11,647             225,952
Constellation Energy Group                             6,880             423,808
Dominion Resources, Inc.                              11,610           1,000,085
EPIQ Systems, Inc.*                                    3,000              65,460
Exelon Corp.                                          21,690           1,159,113
FirstEnergy Corp.                                      8,730             455,008
Integrated Electrical Svcs.*                          31,670              88,676
PNM Resources, Inc.                                   28,119             806,172
Sempra Energy                                         12,630             594,368
Sierra Pacific Resources*                             35,040             520,344
Southwestern Energy Co.*                              12,219             896,875
Westar Energy, Inc.                                   20,102             485,061
                                                                     -----------
                                                                       6,720,922
                                                                     -----------
TOTAL ACTIVE ASSETS-COMMON STOCKS
  (Cost: $159,691,456) 41.8%                                         175,112,818
                                                                     -----------

----------
*     Non-income producing security.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

ACTIVE ASSETS:                                           Shares         Value($)
                                                         ------         --------
PREFERRED STOCKS:
ENERGY (0.1%)
Whittier Energy                                           7,410          444,600
                                                                         -------
TOTAL PREFERRED STOCKS (Cost: $444,600) 0.1%                             444,600
                                                                         -------

                                                                                               Face
LONG-TERM DEBT SECURITIES:                                          Rate(%)    Maturity      Amount($)     Value($)
                                                                    -------    --------      ---------     --------
FINANCIAL (0.1%)
GSC Capital Corp.                                                     7.25     07/15/10       460,000        460,000
                                                                                                          ----------
TOTAL LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.1%                                                        460,000
                                                                                                          ----------

                                                                                               Face
SHORT-TERM DEBT SECURITIES:                                         Rate(%)    Maturity      Amount($)       Value($)
                                                                    -------    --------      ---------       --------
U.S. GOVERNMENT AGENCIES (0.4%)
Federal Home Loan Bank                                                3.15     10/03/05     1,834,000        1,833,679
                                                                                                          ------------
COMMERCIAL PAPER (0.7%)
Kimberly-Clark Worldwide                                              3.79     10/03/05     3,090,000        3,089,349
                                                                                                          ------------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,923,028) 1.1%                                                     4,923,028
                                                                                                          ------------
TOTAL ACTIVE ASSETS (Cost: $165,519,084) 43.1%                                                             180,940,446
                                                                                                          ------------
TEMPORARY CASH INVESTMENTS** (Cost: $74,000) 0.0% (1)                                                           74,000
                                                                                                          ------------
TOTAL INVESTMENTS (Cost: $351,925,342) 100.0%                                                             $420,003,482
                                                                                                          ============

----------

(1)   Less than 0.05%.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2005 was 3.32%.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

---------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the All America Fund are:

Unrealized Appreciation                      $92,678,330
Unrealized Depreciation                      (28,519,523)
                                           -------------
Net                                          $64,158,807
                                           =============
Cost of Investments                         $355,844,676
                                           =============

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
BASIC MATERIALS (5.9%)
Commercial Metals Co.                                     9,120          307,709
Cytec Industries, Inc.                                    8,060          349,643
Glatfelter                                                7,770          109,479
Longview Fibre Co.                                       15,260          297,417
Lubrizol Corp.                                            7,790          337,541
Oregon Steel Mills, Inc.*                                 2,960           82,584
Steel Dynamics, Inc.                                      4,060          137,878
U.S. Concrete, Inc.*                                     14,180          109,328
                                                                      ----------
                                                                       1,731,579
                                                                      ----------
CONSUMER, CYCLICAL (7.9%)
Crown Holdings, Inc.*                                    54,090          862,195
Jacuzzi Brands, Inc.*                                    19,130          154,188
Lithia Motors, Inc. Cl A                                  4,520          130,990
Modine Manufacturing Co.                                  8,930          327,552
Regent Communications, Inc.*                              7,770           40,870
Shopko Stores, Inc.*                                     10,240          261,325
Sunterra Corporation*                                    19,230          252,490
The Bombay Company, Inc.*                                35,150          155,011
Wolverine World Wide, Inc.                                6,600          138,930
                                                                      ----------
                                                                       2,323,551
                                                                      ----------
CONSUMER, NON-CYCLICAL (4.3%)
Chiquita Brands Int'l., Inc.                             14,820          414,219
Conmed Corp.*                                             4,290          119,605
Longs Drug Stores Corp.                                  12,340          529,263
MGI Pharma, Inc.,*                                        5,930          138,228
Mueller Industries, Inc.                                  2,580           71,647
                                                                      ----------
                                                                       1,272,962
                                                                      ----------
ENERGY (10.1%)
CNX Gas Corp.*                                            7,220          148,010
Holly Corp.                                               1,820          116,444
Houston Exploration Co.*                                  4,960          333,560
NS Group, Inc.*                                          10,480          411,340
Range Resources Corp.                                    18,010          695,366
Southern Union Co.*                                      11,044          284,604
Stone Energy Corp.*                                       2,530          154,431
Tesoro Petroleum Corp.                                    1,490          100,188
Todco Cl A                                                7,420          309,488
Unisource Energy Corp.                                   12,830          426,469
                                                                      ----------
                                                                       2,979,900
                                                                      ----------

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
FINANCIAL (28.0%)
American Home Mortgage Investment Corp.                   4,790          145,137
Amli Residential Properties                               7,310          234,432
Argonaut Group, Inc.*                                     5,470          147,745
Assured Guaranty Co.*                                    19,340          462,806
Bank Mutual Corp.                                        26,440          283,437
BankAtlantic Bancorp, Inc. Cl A                          24,350          413,706
Brookline Bankcorp                                       27,030          427,615
Capital Automotive REIT                                   5,870          227,228
Conseco, Inc.*                                           11,330          239,176
ECC Capital Corp.                                        31,280          101,973
Equity Inns, Inc.                                        27,900          376,650
First Niagara Financial Grp                              26,000          375,440
First State Banck Corporation                            13,110          277,801
Highwoods Properties, Inc.                                8,800          259,688
Iberia Bank Corp.                                         1,325           70,424
KNBT Bancorp, Inc.                                       20,530          319,652
Knight Capital Group, Inc.*                               8,260           68,641
LandAmerica Financial Group                               6,450          416,992
MAF Bancorp                                               9,350          383,350
Mid-America Apt Communities                               5,930          275,804
NewAlliance Bankshare                                    25,390          371,710
PHH Corp.*                                                9,710          266,637
Pennsylvania REIT                                         5,840          246,331
Provident Financial Services                             21,920          385,792
Santander Bancorp                                         8,430          207,631
Sterling Financial Corp.                                 16,695          376,472
Stewart Information Services                              7,250          371,200
Sws Group, Inc.                                          10,040          164,656
Taberna Realty Fin. Trust                                30,400          380,000
                                                                      ----------
                                                                       8,278,126
                                                                      ----------
HEALTHCARE (1.7%)
Advanced Medical Optics, Inc.*                            3,540          134,343
Digene Corp.*                                             5,320          151,620
Genesis HealthCare Corp.*                                 3,770          152,005
Inspire Pharmaceuticals, Inc.*                            9,090           69,084
                                                                      ----------
                                                                         507,052
                                                                      ----------
INDUSTRIAL (24.2%)
Agnico-Eagle Mines, Ltd.                                  9,180          135,956
Apogee Enterprises, Inc.                                 28,370          485,127

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
INDUSTRIAL (Cont'd.)
Aspect Medical Systems, Inc.*                             2,570           76,149
Audiovox Corp. Cl A*                                     35,920          502,162
Baker (Michael) Corp.*                                    3,210           83,620
Benchmark Electronics*                                    6,720          202,406
Champion Enterprises, Inc.*                              46,730          690,669
Conexant Systems, Inc.*                                  59,450          106,415
Curtis Wright Corp. Cl B                                  4,020          248,074
Cymer, Inc.*                                              2,040           63,893
Duratek, Inc.*                                            3,300           60,324
Frozen Foods Express Ind.*                               11,130          116,754
Gardner Denver Machinery*                                 8,590          383,114
General Cable Corp.*                                     21,570          362,376
Genesis Microchip Corp.*                                  6,410          140,700
Healthcare Services Group                                 6,710          129,167
Kennametal, Inc.                                          9,290          455,582
Kirby Corp.*                                              3,100          153,233
Matrix Service Co.*                                      10,650           85,732
Proliance International, Inc.*                              487            2,669
RailAmerica, Inc.*                                       50,940          606,186
Shaw Group, Inc.*                                         6,960          171,634
Siligan Holdings, Inc.                                   19,020          632,605
Texas Industries, Inc.                                    3,430          186,592
Trinity Industries                                        9,260          374,937
Triumph Group, Inc.*                                      3,840          142,733
Universal Forest Products                                 9,290          532,503
Willbros Group Inc.*                                      1,720           27,262
                                                                      ----------
                                                                       7,158,574
                                                                      ----------
TECHNOLOGY (6.1%)
Anixter International, Inc.                               8,110          327,076
Dot Hill Systems*                                        22,040          148,329
Electronics For Imaging, Inc.*                            6,480          148,651
Hutchinson Tech*                                          5,000          130,600
Imation Corp.                                             2,790          119,607
Palm, Inc.*                                               5,420          153,549
Perot Systems Corp. Cl A*                                 7,860          111,219
Powerwave Technologies, Inc.*                            19,740          256,423
Skyworks Solutions, Inc.*                                44,850          314,847
Varian Semiconductor Equip.*                              2,480          105,078
                                                                      ----------
                                                                       1,815,379
                                                                      ----------

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
TELECOMMUNICATIONS (0.8%)
CT Communications, Inc.                                   7,750           95,867
Valor Communications Group                               11,330          154,428
                                                                      ----------
                                                                         250,295
                                                                      ----------
UTILITIES (4.6%)
Avista Corp.                                              7,640          148,216
Integrated Electrical Svcs.*                             19,180           53,704
PNM Resources, Inc.                                      18,380          526,955
Sierra Pacific Resources*                                21,640          321,354
Westar Energy, Inc.                                      12,410          299,453
                                                                      ----------
                                                                       1,349,682
                                                                      ----------
TOTAL COMMON STOCKS (Cost: $27,248,986) 93.6%                         27,667,100
                                                                      ----------

----------
* Non-income producing security.

                                                                                                Face
SHORT-TERM DEBT SECURITIES:                                      Rate(%)         Maturity     Amount($)      Value($)
                                                                 -------         --------     ---------      --------
U.S. GOVERNMENT AGENCIES (6.4%)
Federal Home Loan Bank                                            3.15           10/03/05     1,890,000      1,889,669
                                                                                                           -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,889,669) 6.4%                                                     1,889,669
                                                                                                           -----------
TOTAL INVESTMENTS (Cost: $29,138,655) 100.0%                                                               $29,556,769
                                                                                                           ===========

---------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Small Cap Value Fund are:

Unrealized Appreciation                            $ 1,287,685
Unrealized Depreciation                               (906,281)
                                                   -----------
Net                                                $   381,404
                                                   ===========

Cost of Investments                                $29,175,365
                                                   ===========

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
BASIC MATERIALS (1.4%)
Commercial Metals Co.                                     1,900           64,106
FMC Corp.*                                                4,100          234,602
                                                                      ----------
                                                                         298,708
                                                                      ----------
CONSUMER, CYCLICAL (13.6%)
Buffalo Wild Wings, Inc.*                                 5,757          152,561
Crown Holdings, Inc.*                                     7,130          113,652
Deckers Outdoor Corp.*                                    4,580          110,195
Gamestop Corp.*                                          11,394          358,569
Guitar Center, Inc.*                                      3,615          199,584
Hibbett Sporting Goods, Inc.*                             9,660          214,935
Hot Topic, Inc.*                                          6,475           99,456
Hudson Highland Group*                                    7,430          185,527
Omega Protein Corp.*                                      9,940           75,643
P.F. Changs China Bistro, Inc.*                           2,890          129,559
Payless Shoesource, Inc.*                                 6,490          112,926
Pinnacle Entertainment, Inc.*                             7,660          140,408
Red Robin Gourmet Burgers*                                2,990          137,062
Sunopta*                                                  8,710           42,331
The Warnaco Group, Inc.*                                  9,000          197,190
Wild Oaks Markets, Inc.*                                 16,980          218,363
Winnebago Industries, Inc.                                3,080           89,228
Wolverine World Wide, Inc.                               10,420          219,341
                                                                      ----------
                                                                       2,796,530
                                                                      ----------
CONSUMER, NON-CYCLICAL (2.7%)
Alkermes, Inc.*                                           6,310          106,008
Escala Group, Inc.*                                       4,680           77,922
MGI Pharma, Inc.*                                         4,910          114,452
Serologicals Corp.*                                       8,890          200,558
Sovran Self - Storage, Inc.                               1,230           60,208
                                                                      ----------
                                                                         559,148
                                                                      ----------
ENERGY (7.2%)
Cimarex Energy Co.*                                       2,855          129,417
Core Laboratories N.V.*                                   3,150          101,619
Crosstex Energy, Inc.                                     1,470           94,021
Denbury Resources, Inc.*                                  5,240          264,306
Holly Corp.                                               2,755          176,265
NS Group, Inc.*                                           6,710          263,367
Range Resources Corp.                                     6,445          248,841
Todco Cl A                                                5,100          212,721
                                                                      ----------
                                                                       1,490,557
                                                                      ----------

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
FINANCIAL (12.2%)
Acadia Realty Trust                                       4,800           86,352
Alabama National Bancorp                                  2,860          182,868
American Equity Inv. Life                                13,300          150,955
Argonaut Group, Inc.*                                     3,960          106,960
Choice Hotels Int'l., Inc.                                2,810          181,638
First Financial Holdings, Inc.                            3,850          118,734
First State Banck Corporation                             4,870          103,195
Getty Realty Corp.                                        3,470           99,867
Gladstone Capital Corp.                                   3,865           87,156
La Salle Hotel Properties                                 5,150          177,417
Max Re Capital, Ltd.*                                     4,195          103,994
National Financial Partners                               2,780          125,489
Placer Sierra Banschares                                  6,710          184,324
Platinum Underwriters Hldgs.*                             6,410          191,595
PrivateBancorp, Inc.                                      5,650          193,682
Summit Bancshares, Inc. (Texas)                           7,105          130,519
Texas Regional Bancshares                                 7,850          226,001
Tower Group, Inc.                                         4,960           74,995
                                                                      ----------
                                                                       2,525,741
                                                                      ----------
HEALTHCARE (12.6%)
Advanced Medical Optics, Inc.*                            4,860          184,437
Amedisys, Inc.*                                           4,680          182,520
Amsurg Corp.*                                             3,130           85,637
Amylin Pharmaceuticals, Inc.*                             4,530          157,599
Apria Healthcare Group, Inc.*                             2,660           84,881
Bioenvision, Inc.*                                       11,270           90,498
CV Therapeutics, Inc.*                                    6,110          163,443
Caliper Life Sciences, Inc.*                             22,850          160,636
Centene Corporation*                                     10,070          252,052
DJ Orthopedics, Inc.*                                     4,070          117,786
Exponent, Inc.*                                           2,577           80,892
Psychiatric Solutions*                                      500           27,115
Rigel Pharmaceuticals, Inc.*                              3,810           90,564
Steris Corp.                                              3,970           94,446
Theravance, Inc.*                                         4,380           92,155
United Surgical Partners, Inc.                            4,965          194,181
Universal American Financial*                             2,510           57,077
Valeant Pharmaceuticals                                   3,660           73,493
Ventana Medical Systems, Inc.*                            6,860          261,160

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
HEALTHCARE (Cont'd.)
Viasys Healthcare, Inc.*                                  5,835          145,817
                                                                      ----------
                                                                       2,596,389
                                                                      ----------
INDUSTRIAL (20.6%)
Actuant Corp. Cl A                                        5,145          240,786
Acuity brands, Inc.                                       2,850           84,560
Agnico-Eagle Mines, Ltd.                                  3,850           57,019
Benchmark Electronics*                                    3,935          118,522
Cal Dive International, Inc.*                             3,960          251,104
Champion Enterprises, Inc.*                               3,425           50,621
Ciber, Inc.*                                             18,580          138,049
Curtis Wright Corp. Cl B                                  1,775          109,535
Diagnostic Products Corp.                                 1,930          101,769
Digital River, Inc.*                                      3,800          132,430
Ditech Communications Corp.*                              3,550           23,927
Duratek, Inc.*                                            1,570           28,700
Eagle Materials, Inc.                                       575           69,788
EastGroup Properties, Inc.                                1,355           59,281
Eclipsys Corp.*                                           2,000           35,680
ElkCorp                                                   2,360           84,417
Genesee & Wyoming, Inc. Cl A*                             4,640          147,088
Gevity HR, Inc.                                           5,740          156,358
Granite Construction                                      7,575          289,668
Greenbrier Companies, Inc.                                5,130          170,521
HEICO Corp.                                               4,880          113,216
HUB Group, Inc. Cl A*                                     3,805          139,682
Hydril Company*                                           3,260          223,766
Labor Ready, Inc.*                                        3,945          101,189
Landstar System, Inc.                                     6,808          272,524
Lincoln Electric Holdings                                 4,950          195,030
Matrix Service Co.*                                       8,925           71,846
Molecular Devices Corp.*                                  4,580           95,676
Moog, Inc. Cl A*                                          3,555          104,944
Noven Pharmaceuticals*                                    5,770           80,780
Regal-Beloit Corp.                                       10,940          354,894
Shaw Group, Inc.*                                         4,679          115,384
Texas Industries, Inc.                                      590           32,096
                                                                      ----------
                                                                       4,250,850
                                                                      ----------

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
TECHNOLOGY (19.3%)
Aeroflex, Inc.*                                          17,110          160,150
American Reprographics Co.*                               3,770           64,467
Centillium Communications, Inc.                           4,827           18,198
Computer Programs & Systems                               2,800           96,712
Credence Systems Corp.*                                  14,085          112,398
Cypress Semiconductor Corp.*                             10,950          164,797
Exelixis, Inc.*                                           7,240           55,386
Integrated Device Tech., Inc.*                            9,110           97,841
Lecroy Corp.*                                             5,215           77,443
Lojack Corporation*                                       6,570          138,890
Macrovision Corp.*                                        9,429          180,094
Medics Pharmaceutical Corp.                               9,250          301,180
Micrel, Inc.*                                            18,410          206,744
Neustar, Inc. Cl A*                                       2,150           68,778
On Semiconductor*                                        21,500          110,725
Parametric Technology Corp.*                             36,570          254,893
Quest Software, Inc.*                                     3,875           58,396
RF Micro Devices*                                        44,735          252,753
SPSS, Inc.*                                               1,528           36,672
Skyworks Solutions, Inc.*                                20,160          141,523
Sonosite, Inc.*                                           4,235          125,695
Tibco Software, Inc.*                                     9,800           81,928
ValueClick , Inc.*                                        9,300          158,937
Viasat, Inc.*                                             8,530          218,794
Wabtech                                                  15,240          415,747
Websense, Inc.*                                           2,080          106,517
aQuantive, Inc.*                                         13,490          271,554
                                                                     -----------
                                                                       3,977,212
                                                                     -----------
TELECOMMUNICATIONS (1.5%)
Tekelec*                                                 14,600          305,870
                                                                     -----------
UTILITIES (2.1%)
EPIQ Systems, Inc.*                                       1,350           29,457
Southwestern Energy Co.*                                  5,430          398,562
                                                                     -----------
                                                                         428,019
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $18,834,794) 93.2%                         19,229,024
                                                                     -----------

----------
* Non-income producing security.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                               Face
SHORT-TERM DEBT SECURITIES:                                     Rate(%)        Maturity      Amount($)       Value($)
                                                                -------        --------      ---------       --------
U.S. GOVERNMENT AGENCIES (6.8%)
Federal Home Loan Bank                                            3.15         10/03/05      1,400,000       1,399,755
                                                                                                           -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,399,755) 6.8%                                                     1,399,755
                                                                                                           -----------
TOTAL INVESTMENTS (Cost: $20,234,549) 100.0%                                                               $20,628,779
                                                                                                           ===========

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Small Cap Growth Fund are:

Unrealized Appreciation                            $ 1,073,908
Unrealized Depreciation                               (685,959)
                                                   -----------
Net                                                $   387,949
                                                   ===========

Cost of Investments                                $20,240,830
                                                   ===========

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
BASIC MATERIALS (9.3%)
Arch Coal, Inc.                                           1,070           72,225
Eastman Chemical Co.                                      1,090           51,197
Huntsman Corp.*                                           3,790           74,095
Nucor Corp.                                               1,020           60,170
PPG Industries, Inc.                                      1,360           80,498
Phelps Dodge Corp.                                          610           79,257
Placer Dome, Inc.                                         4,060           69,629
Sonoco Products Co.                                       2,850           77,833
United States Steel Group                                   840           35,574
Vulcan Materials Co.                                      1,170           86,826
                                                                     -----------
                                                                         687,304
                                                                     -----------
CONSUMER, CYCLICAL (11.3%)
Black & Decker Corp.                                        710           58,284
Borg-Warner, Inc.                                           490           27,665
Crown Holdings, Inc.*                                     6,000           95,640
Eastman Kodak Co.                                         1,980           48,173
Federated Dept. Stores                                      882           58,979
Harrah's Entertainment, Inc.                                650           42,374
Johnson Controls, Inc.                                    1,180           73,219
Mohawk Industries, Inc.*                                    650           52,162
Office Depot, Inc.*                                       1,700           50,490
Outback Steakhouse, Inc.                                  1,300           47,580
Penney (J.C.) Co., Inc.                                   1,390           65,914
Polo Ralph Lauren Corp.                                   1,680           84,504
Pulte Homes, Inc.                                         1,280           54,938
Rent-A-Center, Inc.*                                      1,590           30,703
Whirlpool Corp.                                             790           59,858
                                                                     -----------
                                                                         850,483
                                                                     -----------
CONSUMER, NON-CYCLICAL (6.3%)
Albertson's, Inc.                                         1,200           30,780
Archer-Daniels-Midland Co.                                2,760           68,062
Clorox Co.                                                  980           54,429
Coca-Cola Enterprises, Inc.                               2,390           46,605
Dean Foods Co.*                                           1,840           71,502
Kroger Co.*                                               4,130           85,037
RJ Reynolds Tobacco Holdings                                730           60,605
Tyson Foods, Inc.                                         2,880           51,984
                                                                     -----------
                                                                         469,004
                                                                     -----------

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
ENERGY (6.6%)
Amerada Hess Corp.                                          530           72,875
CNX Gas Corp.*                                            2,360           48,380
CONSOL Energy, Inc.                                         990           75,507
Grant Prideco, Inc.*                                      1,720           69,918
Kerr-McGee Corp.                                            880           85,457
Noble Energy, Inc.                                        1,900           89,110
Tesoro Petroleum Corp.                                      830           55,809
                                                                     -----------
                                                                         497,056
                                                                     -----------
FINANCIAL (25.7%)
American Financial Group                                  1,980           67,181
Aon Corp.                                                 1,730           55,498
Apartment Investment & Management Co.                     1,900           73,682
Associated Banc-Corp                                      2,380           72,542
Assurant, Inc.                                            1,010           38,441
Bear Stearns Cos., Inc.                                     820           89,995
CIT Group Hldgs., Inc.                                    1,400           63,252
Comerica, Inc.                                            1,410           83,049
Developers Diversified Realty                             1,880           87,796
E*Trade Financial Corp.*                                  2,430           42,768
Equity Office Properties                                  2,970           97,149
Equity Residential                                        2,520           95,382
First American Corp.                                      1,200           54,804
First Tennessee Nat'l                                     2,070           75,245
General Growth Properties, Inc.                           1,490           66,946
Genworth Financial, Inc.                                  2,270           73,185
Host Marriott Corp.                                       2,960           50,024
Hudson City Bancorp, Inc.                                 3,800           45,220
Huntington Bancshares, Inc.                               3,240           72,803
KeyCorp                                                   2,720           87,720
M & T Bank Corp.                                            630           66,597
North Fork Bancorp, Inc.                                  3,170           80,835
Principal Financial Group, Inc.                           2,240          106,109
StanCorp Financial Group, Inc.                              850           71,570
Vornado Realty Trust                                      1,460          126,465
Zions Bancorporation                                      1,120           79,755
                                                                     -----------
                                                                       1,924,013
                                                                     -----------
HEALTHCARE (3.5%)
Applera Corp.-Applied Biosys                              2,070           48,107
CIGNA Corp.                                                 780           91,931

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------

HEALTHCARE (Cont'd.)
King Pharmaceuticals, Inc.*                               2,790           42,910
McKesson Corp.                                            1,020           48,399
Triad Hospitals, Inc.*                                      730           33,047
                                                                     -----------
                                                                         264,394
                                                                     -----------
INDUSTRIAL (10.6%)
CSX Corp.                                                 1,620           75,298
Champion Enterprises, Inc.*                               4,630           68,431
Chicago Bridge & Iron-NY Shs                              2,210           68,709
Donnelley (R.R.) & Sons                                   2,810          104,167
Florida Rock Industries                                   1,210           77,549
Lafarge Corp.                                               900           60,849
Mettler-Toledo International*                             1,150           58,627
Norfolk Southern                                          2,050           83,148
Rinker Group, Ltd.                                          900           57,249
Textron, Inc.                                               780           55,942
Timken Co.                                                1,870           55,408
Yellow Roadway Corp.*                                       760           31,479
                                                                     -----------
                                                                         796,856
                                                                     -----------
TECHNOLOGY (8.6%)
ADC Telecommunications, Inc.*                             1,220           27,889
Arrow Electronics, Inc.*                                  1,720           53,939
Computer Sciences Corp.*                                  1,500           70,965
Electronic Data Systems Corp.                             2,570           57,671
Freescale Semiconductor Cl A*                             2,060           48,575
Liberty Global, Inc.*                                       970           26,277
Liberty Global, Inc.*                                       970           24,977
Lucent Technologies*                                     20,010           65,033
NCR Corp.*                                                1,030           32,867
Siebel Systems, Inc.                                      4,720           48,758
Sybase, Inc.*                                             1,810           42,390
Telewest Global, Inc.*                                    1,560           35,802
Tellabs, Inc.*                                            3,800           39,976
Xerox Corp.*                                              5,200           70,980
                                                                     -----------
                                                                         646,099
                                                                     -----------
TELECOMMUNICATIONS (1.3%)
CenturyTel, Inc.                                          1,800           62,964
Citizens Communications Co.                               2,600           35,230
                                                                     -----------
                                                                          98,194
                                                                     -----------

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
UTILITIES (12.3%)
American Electric Power, Inc.                             2,730          108,381
Constellation Energy Group                                1,020           62,832
Edison International                                      2,070           97,870
Energen Corp.                                             2,070           89,548
Energy East Corporation                                   2,600           65,495
PG & E Corp.                                              1,960           76,930
PPL Corporation                                           2,700           87,291
Pepco Holdings, Inc.                                      3,400           79,118
Pinnacle West Capital Corp.                               1,810           79,785
Sempra Energy                                             2,050           96,473
Teco Energy, Inc.                                         4,550           81,991
                                                                     -----------
                                                                         925,714
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $6,856,295) 95.5%                           7,159,117
                                                                     -----------

----------
* Non-income producing security.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                 Face
SHORT-TERM DEBT SECURITIES:                                       Rate(%)         Maturity     Amount($)      Value($)
                                                                  -------         --------     ---------      --------
U.S. GOVERNMENT AGENCIES (4.5%)
Federal Home Loan Bank                                              3.15          10/03/05      340,000           339,940
                                                                                                               ----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $339,940) 4.5%                                                            339,940
                                                                                                               ----------

TOTAL INVESTMENTS (Cost: $7,196,235) 100.0%                                                                    $7,499,057
                                                                                                               ==========

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Mid Cap Value Fund are:

Unrealized Appreciation                            $  474,571
Unrealized Depreciation                              (171,750)
                                                   ----------
Net                                                $  302,821
                                                   ==========

Cost of Investments                                $7,196,235
                                                   ==========

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
BASIC MATERIALS (5.5%)
Airgas, Inc.                                             20,285          601,045
Albemarle Corp.                                          11,635          438,640
Arch Coal, Inc.                                          19,422        1,310,985
Bowater, Inc.                                            17,031          481,466
Cabot Corp.                                              18,894          623,691
Chemtura Corp.                                           72,300          897,966
Cytec Industries, Inc.                                   12,059          523,119
FMC Corp.*                                               11,444          654,826
Ferro Corp.                                              12,759          233,745
Glatfelter                                               13,398          188,778
Longview Fibre Co.                                       15,553          303,128
Lubrizol Corp.                                           20,675          895,848
Lyondell Chemical Co.                                    62,365        1,784,886
Martin Marietta Materials, Inc.                          14,107        1,106,835
Minerals Technologies, Inc.                               6,177          353,386
Olin Corp.                                               21,779          413,583
Packaging Corp of America                                19,084          370,420
Peabody Energy Corp.                                     39,950        3,369,783
Potlatch Corp.                                            8,851          461,314
RPM International, Inc.                                  35,836          659,382
Scotts Co. Cl A                                           6,873          604,343
Sensient Technologies Corp.                              14,396          272,804
Sonoco Products Co.                                      30,144          823,233
Steel Dynamics, Inc.                                     11,675          396,483
Valspar Corp.                                            30,838          689,538
Worthington Industries, Inc.                             21,701          456,372
                                                                     -----------
                                                                      18,915,599
                                                                     -----------
CONSUMER, CYCLICAL (14.9%)
99 Cent Only Stores*                                     14,617          135,207
Abercrombie & Fitch Co. Cl A                             26,661        1,329,051
Advance Auto Parts*                                      33,340        1,289,572
Aeropostale, Inc.*                                       16,876          358,615
American Eagle Outfitters                                41,652          980,072
American Greetings Corp. Cl A                            20,463          560,686
Ann Taylor Stores Corp.*                                 22,183          588,959
Applebees Int'l., Inc.                                   24,073          498,070
ArvinMeritor, Inc.                                       21,384          357,540
Bandag, Inc.                                              3,578          153,353
Barnes & Noble, Inc.                                     16,707          629,854

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      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
CONSUMER, CYCLICAL (Cont'd.)
Belo Corporation                                         29,428          672,724
Blyth, Inc.                                               8,115          180,883
Bob Evans Farms, Inc.                                    10,803          245,336
Borders Group, Inc.                                      21,391          474,238
Borg-Warner, Inc.                                        17,219          972,185
Boyd Gaming Corp.                                        13,233          570,607
Brinker International, Inc.                              26,804        1,006,758
CBRL Group, Inc.                                         14,253          479,756
Callaway Golf Co.                                        19,983          301,543
CarMax, Inc.*                                            31,831          995,355
Catalina Marketing Corp.                                 12,232          278,156
Cheesecake Factory, Inc.*                                23,870          745,699
Chico's FAS, Inc.*                                       55,039        2,025,435
Claire's Stores, Inc.                                    30,238          729,643
Dollar Tree Stores*                                      32,716          708,301
Emmis Communications Cl A*                               11,165          246,635
Entercom Communications*                                 11,610          366,760
Foot Locker, Inc.                                        47,775        1,048,184
Furniture Brands Int'l., Inc.                            15,941          287,416
GTECH Holdings Corp.                                     35,266        1,130,628
Gentex Corp.                                             47,672          829,493
Harman Int'l. Industries, Inc.                           20,077        2,053,275
Harte-Hanks, Inc.                                        17,710          468,075
Hovanian Enterprises, Inc.*                              10,908          558,490
International Speedway Corp.                             10,719          562,426
Krispy Kreme Doughnuts, Inc.*                            18,804          117,713
Lear Corp.                                               20,441          694,381
Lee Enterprises                                          13,846          588,178
Lennar Corp.                                             40,773        2,436,594
Media General, Inc. Cl A                                  7,320          424,633
Michaels Stores, Inc.                                    41,252        1,363,791
Modine Manufacturing Co.                                 10,626          389,762
Mohawk Industries, Inc.*                                 16,091        1,291,303
Neiman-Marcus Group                                      14,905        1,489,755
O'Reilly Automotive, Inc.*                               34,053          959,614
Outback Steakhouse, Inc.                                 19,999          731,963
Pacific Sunwear of California*                           22,725          487,224
Payless Shoesource, Inc.*                                20,782          361,607
PetSmart, Inc.                                           43,633          950,327

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
CONSUMER, CYCLICAL (Cont'd.)
Pier 1 Imports, Inc.                                     26,236          295,680
Polo Ralph Lauren Corp.                                  18,401          925,570
Reader's Digest Assn                                     30,193          482,182
Regis Corporation                                        13,739          519,609
Rent-A-Center, Inc.*                                     22,790          440,075
Ross Stores, Inc.                                        44,500        1,054,650
Ruby Tuesday, Inc.                                       19,407          422,296
Ryland Group, Inc.                                       14,281          977,106
Saks Incorporated*                                       43,234          799,829
Scholastic Corp.*                                        10,703          395,583
Thor Industries, Inc.                                    10,519          357,646
Timberland Company Cl A*                                 16,818          568,112
Toll Brothers, Inc.*                                     36,043        1,610,041
Tupperware Corp.                                         16,228          369,674
Urban Outfitters, Inc.*                                  33,536          985,958
Valassis Communication, Inc.*                            15,203          592,613
Washington Post Co. Cl B                                  1,780        1,428,450
Westwood One, Inc.                                       20,608          409,893
Williams-Sonoma, Inc.*                                   35,455        1,359,699
                                                                     -----------
                                                                      51,100,491
                                                                     -----------
CONSUMER, NON-CYCLICAL (3.2%)
BJ's Wholesale Club, Inc.*                               20,765          577,267
Church & Dwight                                          19,508          720,626
Dean Foods Co.*                                          45,534        1,769,451
Energizer Holdings, Inc.*                                21,605        1,225,004
Hormel Foods Corp.                                       22,227          733,269
J.M. Smucker Co.                                         17,795          863,769
Lancaster Colony Corp.                                    7,812          335,916
PepsiAmericas, Inc.                                      19,102          434,188
Ruddick Corp.                                            10,553          243,247
Smithfield Foods, Inc.*                                  30,116          893,843
Tootsie Roll Inds., Inc.                                  7,673          243,618
Universal Corp.                                           7,825          303,845
Whole Foods Market, Inc.                                 20,488        2,754,612
                                                                     -----------
                                                                      11,098,655
                                                                     -----------
ENERGY (7.5%)
Cooper Cameron Corp.*                                    17,040        1,259,767
Denbury Resources, Inc.*                                 17,401          877,706
ENSCO International, Inc.                                46,290        2,156,651

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
ENERGY (Cont'd.)
FMC Technologies, Inc.*                                  20,886          879,509
Forest Oil Corp.*                                        16,618          865,798
Grant Prideco, Inc.*                                     38,701        1,573,196
Hanover Compressor Co.*                                  25,122          348,191
Helmerich & Payne, Inc.                                  15,674          946,553
NewField Exploration Company*                            38,593        1,894,916
Noble Energy, Inc.                                       53,182        2,494,235
Overseas Shipholding Group                                9,011          525,612
Patterson UTI Energy, Inc.                               52,295        1,886,804
Pioneer Natural Resources Co.                            43,224        2,373,862
Plains Exploration & Prod. Co.                           23,849        1,021,214
Pogo Producing Co.                                       18,191        1,072,178
Pride International, Inc.*                               48,254        1,375,722
Smith International, Inc.                                64,681        2,154,523
Tidewater, Inc.                                          18,493          900,054
Western Gas Resources                                    17,496          896,320
                                                                     -----------
                                                                      25,502,811
                                                                     -----------
FINANCIAL (17.3%)
AMB Property Corp.                                       25,938        1,164,616
Allmerica Financial Corp.*                               16,285          669,965
AmerUs Group Co.                                         11,837          679,089
American Financial Group                                 14,130          479,431
Americredit Corp.*                                       42,492        1,014,284
Associated Banc-Corp                                     38,934        1,186,708
Astoria Financial Corp.                                  27,281          720,764
Bank of Hawaii Corp.                                     15,787          777,036
Berkley (W.R.) Corp.                                     34,036        1,343,741
Brown & Brown, Inc.                                      16,844          836,978
City National Corp.                                      12,577          881,522
Colonial BancGroup, Inc.                                 46,922        1,051,053
Commerce Bancorp, Inc. NJ                                49,962        1,533,334
Cullen Frost Bankers, Inc.                               13,913          686,467
Developers Diversified Realty                            33,117        1,546,564
Eaton Vance Corp.                                        39,760          986,843
Edwards (A.G.), Inc.                                     23,454        1,027,520
Everest RE Group*                                        17,180        1,681,922
Fidelity Natl. Finl., Inc.                               52,677        2,345,179
First American Corp.                                     28,992        1,324,065
Firstmerit Corp.                                         25,442          681,591

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
FINANCIAL (Cont'd.)
GATX Corp.                                               15,233          602,465
Gallagher (Arthur J.) & Co.                              28,813          830,103
Greater Bay Bancorp                                      15,484          381,526
HCC Insurance Holdings, Inc.                             32,167          917,725
Highwoods Properties, Inc.                               16,360          482,784
Horace Mann Educators Corp.                              13,076          258,643
Hospitality Properties Trust                             21,902          938,720
Independence Community Bank Corp.                        22,857          779,195
Indymac Bancorp, Inc.                                    19,340          765,477
Investors Financial Services                             20,182          663,988
Jefferies Group                                          15,042          655,079
Labranche & Co.*                                         18,466          160,470
Legg Mason, Inc.                                         34,244        3,756,223
Leucadia National                                        25,001        1,077,543
Liberty Property Trust                                   26,728        1,137,009
Macerich Co.                                             18,186        1,180,999
Mack-Cali Realty Corp.                                   18,839          846,625
Mercantile Bankshares Corp.                              24,974        1,345,599
Mercury General Corporation                              10,799          647,832
MoneyGram International, Inc.                            26,053          565,611
New Plan Excel Realty Trust                              31,550          724,073
New York Community Bancorp, Inc.                         72,061        1,181,800
Ohio Casualty Corp.                                      19,638          532,583
Old Republic Int'l. Corp.                                55,710        1,485,786
PMI Group, Inc.                                          28,000        1,116,360
Protective Life Corp.                                    21,220          873,840
Regency Centers Corp.                                    19,338        1,110,968
Radian Group, Inc.                                       25,969        1,378,954
Raymond James Financial, Inc.                            17,331          556,672
Rayonier, Inc.                                           15,365          885,331
SEI Investments                                          19,533          734,050
SVB Financial Group*                                     10,806          525,604
StanCorp Financial Group, Inc.                            8,416          708,627
TCF Financial                                            34,727          928,947
Texas Regional Bancshares                                12,546          361,199
United Dominion Realty Tr, Inc.                          41,776          990,091
Unitrin, Inc.                                            13,941          661,640
Waddell & Reed Financial, Inc.                           25,473          493,157
Washington Federal, Inc.                                 26,436          596,396

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
FINANCIAL (Cont'd.)
Webster Financial Corp.                                  16,402          737,434
Weingarten Realty Investors                              24,460          925,811
Westamerica Bancorp                                       9,888          510,715
Wilmington Trust Corp.                                   20,630          751,964
                                                                     -----------
                                                                      59,384,290
                                                                     -----------
HEALTHCARE (11.6%)
Advanced Medical Optics, Inc.*                           20,120          763,554
Apria Healthcare Group, Inc.*                            15,078          481,139
Barr Pharmaceuticals, Inc.*                              32,423        1,780,671
Beckman Coulter, Inc.                                    18,881        1,019,196
Cephalon, Inc.*                                          17,682          820,798
Charles River Laboratories, Inc.                         21,866          953,795
Community Health Systems, Inc.*                          27,324        1,060,444
Covance, Inc.*                                           18,977          910,706
Cytyc Corp.*                                             34,177          917,652
Dentsply International, Inc.                             24,147        1,304,421
Edwards Lifesciences Corp.*                              18,217          809,017
Gen-Probe, Inc.*                                         15,443          763,656
Health Net, Inc.*                                        34,528        1,633,865
Hillenbrand Industries, Inc.                             18,616          875,883
Inamed Corp.*                                            11,056          836,718
Intuitive Surgical, Inc.*                                10,633          779,293
Invitrogen Corp.*                                        16,161        1,215,792
Ivax Corp.*                                              65,527        1,727,292
Lifepoint Hospitals, Inc.*                               17,358          759,065
Lincare Holdings, Inc.*                                  29,912        1,227,888
Millennium Pharmaceuticals, Inc.                         93,992          876,945
Omnicare, Inc.                                           32,148        1,807,682
Pacificare Health Systems, Inc.                          26,700        2,130,125
Par Pharmaceutical Cos., Inc.*                           10,412          277,167
Patterson Cos., Inc.*                                    42,003        1,681,380
Perrigo Co.                                              25,356          362,844
Protein Design*                                          32,624          913,472
Renal Care Group, Inc.*                                  20,734          981,133
Schein (Henry), Inc.*                                    26,542        1,131,220
Sepracor, Inc.*                                          32,090        1,892,989
Steris Corp.                                             20,736          493,309
Techne Corp.*                                            11,846          674,985
Triad Hospitals, Inc.*                                   26,210        1,186,527

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
HEALTHCARE (Cont'd.)
Universal Health Services Cl B                           16,976          808,567
VCA Antech, Inc.*                                        25,130          641,318
Valeant Pharmaceuticals                                  28,207          566,397
Varian Medical Systems, Inc.*                            39,853        1,574,592
Varian, Inc.*                                             9,757          334,860
Vertex Pharmaceutical*                                   29,135          651,167
                                                                     -----------
                                                                      39,627,524
                                                                     -----------
INDUSTRIAL (13.3%)
ADESA, Inc.                                              27,271          602,689
AGCO Corp.*                                              27,539          501,210
AirTran Holdings, Inc.*                                  26,569          336,364
Alaska Air Group, Inc.*                                   8,298          241,140
Alexander & Baldwin, Inc.                                13,349          710,701
Alliant TechSystems, Inc.*                               11,323          845,262
Ametek, Inc.                                             21,299          915,218
Banta Corp.                                               7,319          372,464
C.H. Robinson Worldwide, Inc.                            26,067        1,671,416
CNF Inc.                                                 15,959          837,848
Career Education Corp.*                                  31,355        1,114,984
Carlisle Companies, Inc.                                  9,335          593,426
ChoicePoint, Inc.*                                       27,507        1,187,477
Copart, Inc.*                                            21,159          505,065
Corinthian Colleges, Inc.*                               27,797          368,866
Corporate Executive Board Co.                            12,145          947,067
Crane Co.                                                15,143          450,353
DeVry, Inc.*                                             17,833          339,719
Deluxe Corp.                                             15,423          619,388
Donaldson Company, Inc.                                  20,931          639,023
Dun & Bradstreet*                                        20,463        1,347,898
Dycom Industries, Inc.*                                  14,882          300,914
Education Management Corp.*                              20,339          655,729
Expeditors Int'l Wash., Inc.                             32,473        1,843,817
Fastenal Co.                                             18,866        1,152,524
Federal Signal Corp.                                     14,701          251,240
Flowserve Corporation*                                   16,832          611,843
Graco, Inc.                                              20,922          717,206
Granite Construction                                     10,040          383,930
HNI Corporation                                          16,825        1,013,202
Harsco Corp.                                             12,694          832,346

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
INDUSTRIAL (Cont'd.)
Hubbell, Inc. Cl B                                       18,494          867,923
Hunt (JB) Transport Svcs., Inc.                          38,587          733,539
ITT Educational Services, Inc.                           11,553          570,141
Jacobs Engineering Group, Inc.                           17,620        1,187,588
JetBlue Airways Corp.*                                   28,535          502,216
Joy Global, Inc.                                         24,676        1,245,151
Kelly Services, Inc.                                      5,861          179,698
Kennametal, Inc.                                         11,688          573,180
Korn/Ferry International*                                12,475          204,465
Laureate Education, Inc.*                                15,130          740,916
Manpower, Inc.                                           26,533        1,177,800
Martek Biosciences Corp.*                                 9,661          339,391
Miller (Herman), Inc.                                    21,197          642,269
Nordson Corp.                                             9,943          378,132
Pentair, Inc.                                            31,019        1,132,194
Precision Castparts Corp.                                40,468        2,148,850
Quanta Services, Inc.*                                   35,930          458,467
Republic Services, Inc.                                  37,632        1,328,033
Rollins, Inc.                                             8,994          175,563
SPX, Inc.                                                22,287        1,024,088
Sequa Corp. Cl A*                                         1,947          114,873
Sotheby's Holdings*                                      13,611          227,576
Stericycle, Inc.*                                        13,539          773,754
Swift Transportation Co., Inc.                           15,936          282,067
Tecumseh Products Co. Cl A*                               5,627          121,093
Teleflex, Inc.                                           12,440          877,020
The Brink's Company                                      17,892          734,646
Thomas & Betts Corp.*                                    16,038          551,868
Timken Co.                                               25,092          743,476
Trinity Industries                                       12,993          526,087
United Rentals*                                          20,391          401,907
Werner Enterprises, Inc.                                 15,723          271,851
Yellow Roadway Corp.*                                    17,643          730,773
York International Corp.                                 12,848          720,387
                                                                     -----------
                                                                      45,597,311
                                                                     -----------
TECHNOLOGY (14.2%)
3Com Corp.*                                             117,822          480,714
Activision, Inc.*                                        62,014        1,268,186
Acxiom Corp.                                             23,825          446,004

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
TECHNOLOGY (Cont'd.)
Adtran, Inc.                                             20,511          646,097
Advent Software, Inc.*                                    4,846          130,551
Alliance Data Systems*                                   21,132          827,318
Amphenol Corp. Cl A                                      27,062        1,091,681
Anteon International Corp.*                               9,937          424,906
Arrow Electronics, Inc.*                                 36,052        1,130,591
Atmel Corp.*                                            128,926          265,588
Avnet, Inc.*                                             44,295        1,083,013
Avocent Corp.*                                           14,915          471,911
BISYS Group, Inc.*                                       36,793          494,130
CDW Corp.                                                19,137        1,127,552
CSG Systems Int'l., Inc.*                                14,958          324,738
Cabot MicroElectronics Corp.*                             7,478          219,704
Cadence Design Systems, Inc.*                            84,658        1,368,073
Ceridian Corp.*                                          44,557          924,558
Certegy, Inc.                                            18,882          755,658
CheckFree Corp.*                                         27,603        1,043,945
Cognizant Tech Solutions*                                41,604        1,938,330
CommScope, Inc.*                                         16,653          288,763
Credence Systems Corp.*                                  30,283          241,658
Cree , Inc.*                                             23,019          575,935
Cypress Semiconductor Corp.*                             40,703          612,580
DST Systems, Inc.*                                       21,263        1,165,850
Diebold, Inc.                                            21,433          738,581
F5 Networks, Inc.*                                       11,709          508,990
Fair Isaac Corporation                                   19,917          892,282
Fairchild Semiconductor Int'l.*                          36,507          542,494
Gartner, Inc.*                                           17,542          205,066
Harris Corp.                                             40,569        1,695,784
Henry (Jack) & Associates                                22,878          443,833
Imation Corp.                                            10,371          444,605
Integrated Device Tech., Inc.*                           60,560          650,414
International Rectifier*                                 19,637          885,236
Intersil Corp. Cl A                                      46,714        1,017,431
Keane, Inc.*                                             14,289          163,323
Kemet Corp.*                                             26,385          221,106
LTX Corp.*                                               18,696           78,897
Lam Research Corp.*                                      41,559        1,266,303
Lattice Semiconductor Corp.*                             34,605          148,109

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
TECHNOLOGY (Cont'd.)
MEMC Electronic Materials, Inc.                          47,829        1,090,023
MPS Group, Inc.*                                         30,726          362,567
Macromedia, Inc.*                                        23,180          942,731
Macrovision Corp.*                                       15,415          294,427
McAfee, Inc.*                                            50,373        1,582,720
McData Corporation Cl A*                                 47,256          247,621
Mentor Graphics Corp.*                                   24,101          207,269
Micrel, Inc.*                                            20,046          225,117
Microchip Technology, Inc.                               63,712        1,919,005
National Instruments Corp.                               16,778          413,410
Newport Corp.*                                           12,130          168,971
Plantronics, Inc.                                        14,388          443,294
Plexus Corp.*                                            13,271          226,801
Polycom, Inc.*                                           29,405          475,479
Powerwave Technologies, Inc.*                            33,509          435,282
RF Micro Devices*                                        57,355          324,056
RSA Security, Inc.*                                      21,599          274,523
Reynolds & Reynolds Co.                                  15,573          426,856
SRA- International, Inc. Cl A*                           10,965          389,038
Sandisk Corp.*                                           55,352        2,670,733
Semtech Corp.*                                           22,409          369,076
Silicon Laboratories, Inc.*                              13,584          412,818
Sybase, Inc.*                                            27,551          645,244
Synopsys, Inc.*                                          43,951          830,674
Tech Data Corp.*                                         17,619          646,793
Transaction Systems Architects                           11,325          315,401
Triquint Semiconductor, Inc.*                            42,613          149,998
Utstarcom, Inc.*                                         31,357          256,187
Vishay Intertechnology, Inc.*                            56,079          670,144
Western Digital Corp.*                                   64,838          838,355
Wind River Systems*                                      22,822          295,088
Zebra Technologies Cl A*                                 21,973          858,925
                                                                     -----------
                                                                      48,659,114
                                                                     -----------
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*                                   74,969          330,613
Telephone & Data Systems, Inc.                           31,250        1,218,750
                                                                     -----------
                                                                       1,549,363
                                                                     -----------
UTILITIES (7.8%)
AGL Resources, Inc.                                      23,572          874,757

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
UTILITIES (Cont'd.)
Alliant Energy Corp.                                     35,474        1,033,358
Aqua America, Inc.                                       29,279        1,113,188
Aquila, Inc.*                                           113,691          450,216
Black Hills Corp.                                         9,971          432,442
DPL, Inc.                                                38,681        1,075,332
Duquesne Light Holdings, Inc.                            23,685          407,619
Energy East Corporation                                  44,929        1,131,762
Equitable Resources, Inc.                                36,986        1,444,673
Great Plains Energy, Inc.                                22,738          680,094
Hawaiian Electric Inds                                   24,654          687,354
IdaCorp, Inc.                                            12,869          387,743
MDU Resources Group                                      36,474        1,300,298
NSTAR                                                    32,528          940,710
National Fuel Gas Co.                                    25,626          876,409
Northeast Utilities                                      39,564          789,302
OGE Energy Corp.                                         27,504          772,862
Oneok, Inc.                                              30,742        1,045,843
PNM Resources, Inc.                                      20,927          599,977
Pepco Holdings, Inc.                                     57,613        1,340,655
Puget Energy, Inc.                                       30,545          717,197
Questar Corp.                                            25,896        2,281,955
SCANA Corp.                                              34,573        1,460,364
Sierra Pacific Resources*                                55,861          829,536
Vectren Corporation                                      23,179          657,125
WGL Holdings, Inc.                                       14,832          476,552
WPS Resources                                            11,565          668,457
Westar Energy, Inc.                                      26,413          637,346
Wisconsin Energy Corp.                                   35,633        1,422,469
                                                                     -----------
                                                                      26,535,595
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $274,437,070) 95.8%                       327,970,753
                                                                     -----------

----------
* Non-income producing security.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                             Face
SHORT-TERM DEBT SECURITIES:                              Rate(%)          Maturity         Amount($)          Value($)
                                                         -------          --------         ---------          --------
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)                                    3.06            10/06/05              1,300,000       1,299,444
                                                                                                             ------------
COMMERCIAL PAPER (3.8%)
7-Eleven Inc.                                             3.74            10/06/05              7,382,000       7,378,164
Kimberly-Clark Worldwide                                  3.79            10/03/05              5,750,000       5,748,789
                                                                                                             ------------
                                                                                                               13,126,953
                                                                                                             ------------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,426,397) 4.2%                                                      14,426,397
                                                                                                             ------------
TEMPORARY CASH INVESTMENTS**(Cost: $30,000) 0.0% (b)                                                               30,000
                                                                                                             ------------
TOTAL INVESTMENTS (Cost: $288,893,467) 100.0%                                                                $342,427,150
                                                                                                             ============

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b)   Less than 0.05%.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2005 was 3.32%.

----------

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2005:

                                   Expiration      Underlying Face    Unrealized
                                      Date         Amount at Value    Gain(Loss)
                                   ----------      ---------------    ----------
Purchased

40 S&P 500 Stock Index
  Futures Contracts               December 2005      $14,414,000       $68,500
                                                     ===========       =======

Face Value of futures purchased and outstanding as a percentage of total investments in securities: 4.2%

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Mid-Cap Equity Index Fund are:

Unrealized Appreciation                            $ 72,169,288
Unrealized Depreciation                             (22,342,723)
                                                   ------------
Net                                                $ 49,826,565
                                                   ------------

Cost of Investments                                $292,600,585
                                                   ============

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
BASIC MATERIALS (3.7%)
Commercial Metals Co.*                                   67,530        2,278,461
Cytec Industries, Inc.                                   43,640        1,893,103
FMC Corp.*                                               31,318        1,792,016
Glatfelter                                               45,500          641,095
Longview Fibre Co.                                       86,330        1,682,572
Lubrizol Corp.                                           42,220        1,829,393
Oregon Steel Mills, Inc.*                                17,280          482,112
Steel Dynamics, Inc.                                     23,960          813,682
U.S. Concrete, Inc.*                                     83,650          644,942
                                                                     -----------
                                                                      12,057,376
                                                                     -----------
CONSUMER, CYCLICAL (10.9%)
Buffalo Wild Wings, Inc.*                                43,499        1,152,724
Crown Holdings, Inc.*                                   342,091        5,452,930
Deckers Outdoor Corp.*                                   35,620          857,017
Gamestop Corp.*                                          88,471        2,784,182
Guitar Center Inc.*                                      28,058        1,549,082
Hibbett Sporting Goods, Inc.*                            71,535        1,591,654
Hot Topic, Inc.*                                         49,075          753,792
Hudson Highland Group*                                   55,300        1,380,841
Jacuzzi Brands, Inc.*                                   113,060          911,264
Lithia Motors, Inc. Cl A                                 24,240          702,475
Modine Manufacturing Co.                                 52,670        1,931,936
Omega Protein Corp.*                                     75,480          574,403
P.F. Changs China Bistro, Inc.*                          21,925          982,898
Payless Shoesource, Inc.*                                48,960          851,904
Pinnacle Entertainment, Inc.*                            57,842        1,060,244
Red Robin Gourmet Burgers*                               20,878          957,048
Regent Communications, Inc.*                             45,950          241,697
Shopko Stores, Inc.*                                     86,240        2,200,845
Sunopta*                                                 67,670          328,876
Sunterra Corporation*                                   113,490        1,490,124
The Bombay Company, Inc.*                               207,290          914,149
The Warnaco Group, Inc.*                                 68,431        1,499,323
Wild Oaks Markets, Inc.*                                128,505        1,652,574
Winnebago Industries, Inc.                               23,930          693,252
Wolverine World Wide, Inc.                              119,699        2,519,664
                                                                     -----------
                                                                      35,034,898
                                                                     -----------
CONSUMER, NON-CYCLICAL (3.4%)
Alkermes, Inc.*                                          44,240          743,232

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
CONSUMER, NON-CYCLICAL (Cont'd)
Chiquita Brands Int'l., Inc.                             80,200        2,241,590
Conmed Corp.*                                            23,350          650,998
Escala Group, Inc.*                                      36,330          604,895
Longs Drug Stores Corp.                                  65,960        2,829,024
MGI Pharma, Inc.*                                        72,780        1,696,502
Mueller Industries, Inc.*                                15,080          418,772
Serologicals Corp.*                                      65,813        1,484,741
Sovran Self - Storage, Inc.*                              8,125          397,719
                                                                     -----------
                                                                      11,067,473
                                                                     -----------
ENERGY (8.9%)
CNX Gas Corp.*                                           67,070        1,374,935
Cimarex Energy Co.*                                      21,135          958,050
Core Laboratories N.V.*                                  23,800          767,788
Crosstex Energy, Inc.*                                   11,400          729,144
Denbury Resources, Inc.*                                 39,808        2,007,916
Holly Corp.                                              30,160        1,929,637
Houston Exploration Co.*                                 26,630        1,790,868
NS Group, Inc.*                                         112,355        4,409,933
Range Resources Corp.                                   152,367        5,882,889
Southern Union Co.*                                      64,685        1,666,932
Stone Energy Corp.*                                      14,870          907,665
Tesoro Petroleum Corp.                                    8,780          590,367
Todco Cl A*                                              82,240        3,430,230
Unisource Energy Corp.                                   69,470        2,309,183
                                                                     -----------
                                                                      28,755,537
                                                                     -----------
FINANCIAL (21.8%)
Acadia Realty Trust*                                     36,170          650,698
Alabama National Bancorp                                 20,681        1,322,343
American Equity Invt. Life Hldg                          96,645        1,096,921
American Home Mortgage Investment Corp.                  28,040          849,612
Amli Residential Properties                              39,280        1,259,710
Argonaut Group, Inc.*                                    60,315        1,629,108
Assured Guaranty Co.*                                   104,660        2,504,514
Bank Mutual Corp.                                       142,970        1,532,638
BankAtlantic Bancorp, Inc. Cl A                         131,610        2,236,054
Banner Corporation                                       30,430          810,655
Boykin Lodging Company*                                  30,090          373,718
Brookline Bankcorp                                      146,190        2,312,726
Capital Automotive REIT                                  34,410        1,332,011

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
FINANCIAL (Cont'd.)
Choice Hotels Int'l., Inc.                               21,790        1,408,506
Columbia Banking System                                  38,985        1,022,577
Conseco, Inc.*                                           61,360        1,295,310
ECC Capital Corp.                                       182,800          595,928
Equity Inns, Inc.                                       162,290        2,190,914
First Financial Holdings, Inc.                           29,920          922,733
First Niagara Financial Grp                             140,480        2,028,531
First State Banck Corporation                           107,700        2,282,163
Getty Realty Corp.                                       24,261          698,232
Gladstone Capital Corp.                                  28,203          635,978
Highwoods Properties, Inc.                               51,170        1,510,027
Iberia Bank Corp.                                         7,212          383,318
KNBT Bancorp, Inc.                                      110,800        1,725,156
Knight Capital Group, Inc.*                              44,730          371,706
La Salle Hotel Properties                                39,175        1,349,579
LandAmerica Financial Group                              34,770        2,247,880
MAF Bancorp                                              50,620        2,075,420
Max Re Capital, Ltd*                                     30,545          757,211
Medical Properties Trust, Inc.                          130,600        1,279,880
Mid-America Apt Communities                              34,550        1,606,921
National Financial Partners                              19,570          883,390
NewAlliance Bankshare                                   147,590        2,160,718
PHH Corp.*                                               56,870        1,561,650
Pennsylvania REIT                                        33,880        1,429,058
Placer Sierra Banschares                                 52,140        1,432,286
Platinum Underwriters Hldgs.*                            48,440        1,447,872
PrivateBancorp, Inc.                                     42,547        1,458,511
Provident Financial Services                            118,590        2,087,184
Santander Bancorp                                        45,565        1,122,266
Sterling Financial Corp.*                                90,076        2,031,214
Stewart Information Services                             39,360        2,015,232
Summit Bancshares, Inc. (Texas)*                         55,305        1,015,953
Sws Group, Inc.                                          54,270          890,028
Taberna Realty Fin. Trust*                              178,600        2,232,500
Texas Regional Bancshares                                58,317        1,678,946
Tower Group, Inc.                                        37,470          566,546
Vintage Wine Trust, Inc.                                189,970        1,899,700
                                                                     -----------
                                                                      70,211,732
                                                                     -----------

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
HEALTHCARE (6.9%)
Advanced Medical Optics, Inc.*                           56,214        2,133,321
Amedisys, Inc.*                                          34,040        1,327,560
Amsurg Corp.*                                            21,635          591,934
Amylin Pharmaceuticals, Inc.*                            36,753        1,278,637
Apria Healthcare Group, Inc.*                            18,730          597,674
Bioenvision, Inc.*                                       78,810          632,844
CV Therapeutics, Inc.*                                   42,768        1,144,044
Caliper Life Sciences, Inc.*                            170,760        1,200,443
Centene Corporation*                                     79,926        2,000,548
DJ Orthopedics, Inc.*                                    29,805          862,557
Digene Corp.*                                            28,770          819,945
Exponent, Inc.*                                          20,189          633,733
Genesis HealthCare Corp.*                                20,450          824,544
Inspire Pharmaceuticals, Inc.*                           49,190          373,844
Psychiatric Solutions*                                    4,100          222,343
Rigel Pharmaceuticals, Inc.*                             26,528          630,571
Steris Corp.                                             29,345          698,118
Theravance, Inc.*                                        34,045          716,307
United Surgical Partners, Inc.                           38,602        1,509,724
Universal American Financial*                            19,510          443,657
Valeant Pharmaceuticals                                  25,371          509,450
Ventana Medical Systems, Inc.*                           51,902        1,975,909
Viasys Healthcare, Inc.*                                 44,205        1,104,683
                                                                     -----------
                                                                      22,232,390
                                                                     -----------
INDUSTRIAL (22.5%)
Actuant Corp. Cl A*                                      40,320        1,886,976
Acuity Brands, Inc.                                      22,080          655,114
Agnico-Eagle Mines, Ltd.*                                83,130        1,231,155
Apogee Enterprises, Inc.                                153,220        2,620,061
Aspect Medical Systems, Inc.*                            15,170          449,487
Audiovox Corp. Cl A*                                    212,272        2,967,563
Baker (Michael) Corp.*                                   18,860          491,303
Benchmark Electronics*                                   66,028        1,988,763
Cal Dive International, Inc.*                            29,645        1,879,789
Champion Enterprises, Inc.*                             278,395        4,114,678
Ciber, Inc.*                                            140,457        1,043,596
Conexant Systems, Inc.*                                 349,990          626,482
Curtis Wright Corp. Cl B                                 34,515        2,129,921
Cymer, Inc.*                                             11,820          370,202

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
INDUSTRIAL (Cont'd.)
Diagnostic Products Corp.                                14,620          770,913
Digital River, Inc.*                                     28,626          997,616
Ditech Communications Corp.*                             26,750          180,295
Duratek, Inc.*                                           31,120          568,874
Eagle Materials, Inc.                                     4,325          524,925
EastGroup Properties, Inc.*                               9,200          402,500
Eclipsys Corp.*                                          15,075          268,938
ElkCorp                                                  17,175          614,350
Frozen Foods Express Ind.*                               65,630          688,459
Gardner Denver Machinery*                                46,420        2,070,332
General Cable Corp.*                                    131,760        2,213,568
Genesee & Wyoming, Inc. Cl A*                            36,045        1,142,627
Genesis Microchip Corp.*                                 36,690          805,346
Gevity HR, Inc.                                          40,103        1,092,406
Granite Construction                                     59,410        2,271,838
Greenbrier Companies, Inc.*                              37,600        1,249,824
HEICO Corp.                                              37,895          879,164
HUB Group, Inc. Cl A*                                    28,780        1,056,514
Healthcare Services Group*                               39,600          762,300
Hydril Company*                                          24,585        1,687,514
Kennametal, Inc.                                         50,140        2,458,866
Kirby Corp.*                                             18,224          900,812
Labor Ready, Inc.*                                       30,624          785,506
Landstar System, Inc.*                                   51,452        2,059,624
Lincoln Electric Holdings                                38,405        1,513,157
Matrix Service Co.*                                     129,605        1,043,320
Molecular Devices Corp.*                                 32,196          672,574
Moog, Inc. Cl A*                                         25,600          755,712
Noven Pharmaceuticals*                                   43,279          605,906
Proliance International, Inc.*                           14,782           81,005
RailAmerica, Inc.*                                      275,340        3,276,544
Regal-Beloit Corp.                                       95,840        3,109,050
Shaw Group, Inc.*                                        76,038        1,875,097
Siligan Holdings, Inc.                                  102,640        3,413,806
Texas Industries, Inc.*                                  24,725        1,345,040
Trinity Industries                                       54,220        2,195,368
Triumph Group, Inc.*                                     22,630          841,157
Universal Forest Products                                50,300        2,883,196

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
INDUSTRIAL (Cont'd.)
Willbros Group, Inc.*                                    10,140          160,719
                                                                     -----------
                                                                      72,679,852
                                                                     -----------
TECHNOLOGY (12.6%)
Aeroflex, Inc.*                                         132,910        1,244,038
American Reprographics Co.*                              26,260          449,046
Anixter International, Inc.*                             43,710        1,762,824
Centillium Communications, Inc.                          36,484          137,545
Computer Programs & Systems*                             21,250          733,975
Credence Systems Corp.*                                 106,635          850,947
Cypress Semiconductor Corp.*                             82,787        1,245,944
Dot Hill Systems*                                       132,440          891,321
Electronics For Imaging, Inc.*                           37,690          864,609
Exelixis, Inc.*                                          50,669          387,618
Hutchinson Tech*                                         31,600          825,392
Imation Corp.                                            17,660          757,084
Integrated Device Tech., Inc.*                           73,957          794,298
Lecroy Corp.*                                            39,305          583,679
Lojack Corporation*                                      51,000        1,078,140
Macrovision Corp.*                                       70,993        1,355,965
Medics Pharmaceutical Corp.                              70,005        2,279,363
Micrel, Inc.*                                           137,173        1,540,453
Neustar, Inc. Cl A*                                      16,100          515,039
On Semiconductor*                                       162,422          836,473
Palm, Inc.*                                              34,610          980,501
Parametric Technology Corp.*                            276,455        1,926,891
Perot Systems Corp. Cl A*                                46,290          655,004
Powerwave Technologies, Inc.*                           115,370        1,498,656
Quest Software, Inc.*                                    29,300          441,551
RF Micro Devices*                                       338,050        1,909,983
SPSS, Inc.*                                              11,760          282,240
Skyworks Solutions, Inc.*                               399,476        2,804,322
Sonosite, Inc.*                                          32,910          976,769
Tibco Software, Inc.*                                    73,900          617,804
ValueClick , Inc.*                                       70,200        1,199,718
Varian Semiconductor Equip.*                             13,350          565,640
Viasat, Inc.*                                            62,654        1,607,075
Wabtech                                                 118,390        3,229,678
Websense, Inc.*                                          14,627          749,049

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
TECHNOLOGY (Cont'd.)
aQuantive, Inc.*                                        101,839        2,050,019
                                                                     -----------
                                                                      40,628,653
                                                                     -----------
TELECOMMUNICATIONS (1.1%)
CT Communications, Inc.                                  41,950          518,922
Tekelec*                                                113,395        2,375,625
Valor Communications Group                               61,310          835,655
                                                                     -----------
                                                                       3,730,202
                                                                     -----------
UTILITIES (3.3%)
Avista Corp.                                             41,150          798,310
EPIQ Systems, Inc.*                                      10,300          224,746
Integrated Electrical Svcs.*                            113,180          316,904
PNM Resources, Inc.                                      99,270        2,846,070
Sierra Pacific Resources*                               124,000        1,841,400
Southwestern Energy Co.*                                 41,208        3,024,667
Westar Energy, Inc.                                      71,140        1,716,608
                                                                     -----------
                                                                      10,768,705
                                                                     -----------


TOTAL COMMON STOCKS (Cost: $261,819,121) 95.1%                       307,166,818
                                                                     -----------

----------

* Non-income producing security.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

PREFERRED STOCKS:                                       Shares          Value($)
                                                        ------          --------
Whittier Energy                                          30,220        1,813,200
                                                                     -----------
TOTAL PREFERRED STOCKS (Cost: $1,813,200) 0.6%                         1,813,200
                                                                     -----------

                                                                                             Face
LONG-TERM DEBT SECURITIES:                                     Rate(%)        Maturity     Amount($)        Value($)
                                                               -------        --------     ---------        --------
FINANCIAL (0.6%)
GSC Capital Corp.                                               7.25          07/15/10     1,890,000          1,890,000
                                                                                                           ------------
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.6%                                                       1,890,000
                                                                                                           ------------

                                                                                             Face
SHORT-TERM DEBT SECURITIES:                                    Rate(%)        Maturity     Amount($)        Value($)
                                                               -------        --------     ---------        --------
COMMERCIAL PAPER (3.6%)
Anheuser-Busch Co                                               3.77          10/03/05     6,030,000          6,028,737
IBM Credit Corp.                                                3.80          10/03/05     5,650,000          5,648,807
                                                                                                           ------------
                                                                                                             11,677,544
                                                                                                           ------------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $11,677,544) 3.6%                                                    11,677,544
                                                                                                           ------------
TEMPORARY CASH INVESTMENTS**(Cost: $258,300) 0.1%                                                               258,300
                                                                                                           ------------
TOTAL INVESTMENTS (Cost: $277,458,165) 100.0%                                                              $322,805,862
                                                                                                           ============

----------

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2005 was 3.32%.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Aggressive Equity Fund are:

Unrealized Appreciation                                    $ 51,775,528
Unrealized Depreciation                                      (6,918,980)
                                                           ------------
Net                                                        $ 44,856,548
                                                           ============

Cost of Investments                                        $277,949,314
                                                           ============

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
BASIC MATERIALS (1.8%)
Dow Chemical Co.                                         31,580        1,315,939
Phelps Dodge Corp.                                       16,354        2,124,875
Vulcan Materials Co.                                     11,630          863,062
                                                                     -----------
                                                                       4,303,876
                                                                     -----------
CONSUMER, CYCLICAL (6.2%)
Best Buy Co., Inc.                                       25,020        1,089,121
Carnival Corp.                                           27,535        1,376,199
Home Depot, Inc.                                         20,310          774,623
Johnson Controls, Inc.                                   13,740          852,567
Kohl's Corp.*                                            39,749        1,994,605
Lowe's Companies, Inc.                                   10,620          683,928
Omnicom Group, Inc.                                      13,682        1,144,226
Penney (J.C.) Co., Inc.                                  16,810          797,130
Starwood Hotels & Resorts                                25,145        1,437,540
Target Corp.                                             35,426        1,839,672
Time Warner, Inc.*                                       61,260        1,109,419
Viacom, Inc. Cl B                                        52,870        1,745,239
                                                                     -----------
                                                                      14,844,269
                                                                     -----------
CONSUMER, NON-CYCLICAL (6.0%)
CVS Corp.                                                29,310          850,283
Clorox Co.                                               15,935          885,030
Colgate-Palmolive Co.                                    19,990        1,055,272
General Mills, Inc.                                      13,310          641,542
Hershey Food Corp.                                       18,640        1,049,618
PepsiCo, Inc.                                            32,344        1,834,228
Proctor & Gamble Co.                                     64,891        3,858,418
Safeway, Inc.                                            38,420          983,552
Wal-Mart Stores, Inc.                                    41,766        1,830,186
Wrigley (Wm.) Jr. Co.                                    16,740        1,203,271
                                                                     -----------
                                                                      14,191,400
                                                                     -----------
ENERGY (6.1%)
Devon Energy Corp.                                       30,695        2,106,905
Exxon Mobil Corp.                                        79,702        5,064,265
Halliburton Co.                                          41,262        2,827,272
Transocean, Inc.*                                        34,692        2,126,967
Valero Energy Corp.                                      21,363        2,415,301
                                                                     -----------
                                                                      14,540,710
                                                                     -----------
FINANCIAL (10.5%)
Allstate Corp.                                           17,090          944,906

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
FINANCIAL (Cont'd.)
American Int'l. Group, Inc.                              29,981        1,857,623
Bank of America Corp.                                    70,682        2,975,712
Bear Stearns Cos., Inc.                                  13,151        1,443,322
Capital One Financial Corp.                              17,841        1,418,716
Citigroup, Inc.                                          82,295        3,746,067
Comerica, Inc.                                           12,040          709,156
Golden West Financial Corp.                              14,580          865,906
Goldman Sachs Group, Inc.                                 7,510          913,066
Hartford Financial Svcs. Grp., Inc.                      12,360          953,821
Merrill Lynch & Co., Inc.                                32,077        1,967,924
Morgan Stanley                                           13,620          734,663
National City Corp.                                      39,648        1,325,829
North Fork Bancorp, Inc.                                 60,459        1,541,705
Safeco Corp.                                             17,360          926,677
Wells Fargo & Company                                    45,501        2,664,994
                                                                     -----------
                                                                      24,990,087
                                                                     -----------
HEALTHCARE (7.7%)
Abbott Laboratories                                      39,275        1,665,260
Aetna, Inc.                                              18,430        1,587,560
Amgen, Inc.*                                             31,440        2,504,825
Caremark Rx, Inc.*                                       12,550          626,622
Genzyme Corp. (Gen'l Div.)*                              11,492          823,287
Guidant Corp.                                            18,856        1,298,990
HCA, Inc.                                                16,740          802,181
Humana, Inc.*                                            14,950          715,806
Johnson & Johnson                                        51,654        3,268,665
Pfizer, Inc.                                            117,634        2,937,321
Wyeth                                                    43,619        2,018,251
                                                                     -----------
                                                                      18,248,768
                                                                     -----------
INDUSTRIAL (7.1%)
Boeing Co.                                               32,230        2,190,029
Burlington North Santa Fe                                35,702        2,134,980
Caterpillar, Inc.                                        23,630        1,388,263
Cendant Corp.                                            32,150          663,576
Fluor Corp.                                              23,410        1,507,136
General Electric Co.                                    158,547        5,338,277
ITT Industries, Inc.                                     12,520        1,422,272
United Technologies Corp.                                43,676        2,264,164
                                                                     -----------
                                                                      16,908,697
                                                                     -----------

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
TECHNOLOGY (9.0%)
Broadcom Corp. Cl A*                                     38,677        1,814,338
Cisco Systems, Inc.*                                     76,596        1,373,366
Dell, Inc.*                                              57,566        1,968,757
EMC Corp.*                                              130,128        1,683,856
Freescale Semiconductor Cl A*                            33,890          799,126
IBM Corp.                                                19,786        1,587,233
Intel Corp.                                             101,506        2,502,123
KLA Tencor Corp.                                         21,630        1,054,679
Microsoft Corp.                                          77,970        2,006,168
Motorola, Inc.                                           69,775        1,541,330
Oracle Corp.*                                           163,163        2,021,590
Qualcomm, Inc.                                           29,780        1,332,655
Texas Instruments, Inc.                                  50,093        1,698,153
                                                                     -----------
                                                                      21,383,374
                                                                     -----------
TELECOMMUNICATIONS (1.6%)
BellSouth Corp.                                          38,334        1,008,184
Sprint Nextel Corp.                                      60,160        1,430,605
Verizon Communications                                   41,389        1,353,006
                                                                     -----------
                                                                       3,791,795
                                                                     -----------
UTILITIES (2.4%)
Constellation Energy Group                               11,170          688,072
Dominion Resources, Inc.                                 18,484        1,592,212
Exelon Corp.                                             34,770        1,858,109
FirstEnergy Corp.                                        13,800          719,256
Sempra Energy                                            19,890          936,023
                                                                     -----------
                                                                       5,793,672
                                                                     -----------
TOTAL COMMON STOCKS (Cost: $131,107,097) 58.4%                       138,996,648
                                                                     -----------

----------
* Non-income producing security.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
LONG-TERM DEBT SECURITIES:                                       Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
U.S. GOVERNMENT (0.2%)
U.S. Treasury Notes                                                AAA        3.88      02/15/13           500,000           487,129
                                                                                                                         -----------
U.S. GOVERNMENT AGENCIES (19.6%)
MORTGAGE-BACKED OBLIGATIONS (15.3%)
FHLMC                                                              AAA        8.00      07/15/06             5,395             5,389
FHLMC                                                              AAA        5.00      06/15/17         4,000,000         4,009,124
FHLMC                                                              AAA        4.00      10/15/26         1,800,000         1,749,949
FNMA                                                               AAA        8.00      03/01/31            55,323            59,149
FNMA                                                               AAA        7.50      06/01/31            61,579            65,178
FNMA                                                               AAA        7.00      09/01/31            83,427            87,331
FNMA                                                               AAA        7.00      11/01/31           182,942           191,504
FNMA                                                               AAA        7.50      02/01/32            53,825            56,965
FNMA                                                               AAA        6.00      03/01/32           108,753           110,638
FNMA                                                               AAA        6.50      04/01/32           322,024           331,802
FNMA                                                               AAA        6.00      04/01/32           258,891           263,285
FNMA                                                               AAA        6.00      04/01/32           196,262           199,593
FNMA                                                               AAA        7.00      04/01/32            87,451            91,540
FNMA                                                               AAA        7.50      04/01/32            81,399            86,143
FNMA                                                               AAA        8.00      04/01/32            21,434            22,911
FNMA                                                               AAA        8.00      04/01/32            20,576            21,997
FNMA                                                               AAA        6.00      05/01/32           214,498           218,138
FNMA                                                               AAA        6.50      05/01/32           251,532           259,170
FNMA                                                               AAA        6.50      05/01/32           242,207           249,562
FNMA                                                               AAA        7.50      06/01/32            70,317            74,415
FNMA                                                               AAA        7.00      06/01/32            38,491            40,291
FNMA                                                               AAA        6.50      07/01/32           106,521           109,756
FNMA                                                               AAA        6.00      04/01/33           661,340           672,566
FNMA                                                               AAA        6.00      05/01/33           300,427           305,498
FNMA                                                               AAA        5.00      06/01/33         1,269,750         1,245,944
FNMA                                                               AAA        5.50      07/01/33           887,169           887,580
FNMA                                                               AAA        5.50      09/01/33           770,546           770,904
FNMA                                                               AAA        5.50      10/01/33         1,122,737         1,123,257
FNMA                                                               AAA        5.00      11/01/33         1,751,159         1,718,328
FNMA                                                               AAA        5.00      03/01/34           371,846           364,875
FNMA                                                               AAA        5.50      03/01/34           298,749           298,887
FNMA                                                               AAA        5.00      04/01/34           428,554           420,117
FNMA                                                               AAA        5.50      05/01/34         2,048,565         2,048,712
FNMA                                                               AAA        4.50      06/01/34           661,352           631,206

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
LONG-TERM DEBT SECURITIES:                                       Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                                               AAA        6.00      06/01/34           461,762           469,581
FNMA                                                               AAA        5.50      07/01/34           776,505           776,560
FNMA                                                               AAA        6.50      07/01/34           365,935           376,666
FNMA                                                               AAA        6.00      09/01/34           247,642           251,836
FNMA                                                               AAA        5.50      09/01/34           656,483           656,530
FNMA                                                               AAA        5.50      10/01/34           422,574           422,605
FNMA                                                               AAA        6.00      10/01/34           401,422           408,220
FNMA                                                               AAA        6.00      11/01/34           513,387           522,081
FNMA                                                               AAA        5.50      02/01/35           526,642           526,679
FNMA                                                               AAA        5.12      02/01/35           465,823           465,764
FNMA                                                               AAA        5.50      04/01/35           621,481           621,403
FNMA                                                               AAA        5.00      04/01/35           761,998           746,091
FNMA                                                               AAA        5.50      08/01/35           249,431           249,400
FNMA                                                               AAA        5.00      09/01/35           498,684           488,274
FNMA                                                               AAA        5.00      10/25/15         1,000,000         1,000,256
FNMA                                                               AAA        6.50      09/01/16            82,168            84,994
FNMA                                                               AAA        6.00      03/01/17            51,055            52,526
FNMA                                                               AAA        6.50      03/01/17           126,723           131,086
FNMA                                                               AAA        5.50      04/01/17           116,249           117,999
FNMA                                                               AAA        5.50      05/01/17            95,863            97,307
FNMA                                                               AAA        6.50      05/01/17            71,701            74,169
FNMA                                                               AAA        5.50      05/01/17            68,595            69,628
FNMA                                                               AAA        6.50      06/01/17           109,013           112,767
FNMA                                                               AAA        5.50      06/01/17            54,680            55,503
FNMA                                                               AAA        5.00      04/01/18         1,502,113         1,499,195
FNMA                                                               AAA        4.50      05/01/18           697,538           684,262
FNMA                                                               AAA        5.00      09/01/18           738,587           737,151
FNMA                                                               AAA        4.50      12/01/18           575,189           564,241
FNMA                                                               AAA        4.50      02/01/19           287,116           281,355
FNMA                                                               AAA        4.50      05/01/19           668,684           655,266
FNMA                                                               AAA        4.00      05/01/19           370,947           357,202
FNMA                                                               AAA        4.50      06/01/19           455,630           446,488
GNMA (1)                                                           AAA        6.50      04/15/31            31,652            32,942
GNMA (1)                                                           AAA        7.00      05/15/31            28,674            30,157
GNMA (1)                                                           AAA        7.00      09/15/31            39,147            41,172
GNMA (1)                                                           AAA        7.00      09/15/31             8,159             8,581
GNMA (1)                                                           AAA        6.50      10/15/31            42,039            43,753

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
LONG-TERM DEBT SECURITIES:                                       Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
GNMA (1)                                                           AAA        6.50      12/15/31            34,830            36,250
GNMA (1)                                                           AAA        6.50      05/15/32            41,898            43,593
GNMA (1)                                                           AAA        7.00      05/15/32            35,692            37,536
GNMA (1)                                                           AAA        6.27      10/16/27         3,000,000         3,210,612
                                                                                                                         -----------
                                                                                                                          36,279,385
                                                                                                                         -----------
NON-MORTGAGE-BACKED OBLIGATIONS (4.3%)
FHLB                                                               AAA        4.88      08/16/10         4,000,000         3,992,276
FHLMC                                                              AAA        4.50      01/15/13         3,500,000         3,474,681
FNMA                                                               AAA        3.25      02/15/09         1,000,000           962,214
FNMA                                                               AAA        4.13      04/15/14         1,000,000           965,348
Suffolk County, New York                                           AAA        5.88      11/01/05           750,000           751,080
                                                                                                                         -----------
                                                                                                                          10,145,599
                                                                                                                         -----------
BASIC MATERIALS (2.1%)
International Paper Co.                                            BBB        4.25      01/15/09           500,000           489,099
Lyondell Chemical Co.                                              BB-       10.25      11/01/10           500,000           547,500
Monsanto Co.                                                       A-         4.00      05/15/08           500,000           491,290
PolyOne Corp.                                                      B+         7.50      12/15/15         1,000,000           910,000
Praxair, Inc.                                                      A-         6.90      11/01/06         2,500,000         2,558,238
                                                                                                                         -----------
                                                                                                                           4,996,127
                                                                                                                         -----------
CONSUMER, CYCLICAL (2.3%)
Belo Corporation                                                   BBB        8.00      11/01/08           500,000           536,697
Coors Brewing Co.                                                  BBB        6.38      05/15/12           500,000           529,759
Cox Communications, Inc. Cl A                                      BBB-       3.88      10/01/08           500,000           485,225
Daimlerchrysler                                                    BBB        4.05      06/04/08           250,000           244,139
Dow Jones & Co.                                                    A-         3.88      02/15/08           250,000           246,128
Fruit of the Loom, Inc.(2)                                         NR         7.00      03/15/11           536,305            50,204
Fruit of the Loom, Inc.(2)                                         NR         7.38      11/15/23           146,555                15
Kellwood, Co.                                                      BB         7.88      07/15/09           750,000           747,957
May Dept Stores Co.                                                BBB        4.80      07/15/09           500,000           498,017
Newell Rubbermaid                                                  BBB+       4.63      12/15/09           500,000           492,023
Quebecor World Cap Corp.                                           BB+        4.88      11/15/08           500,000           479,047
Stanley Works                                                      A          3.50      11/01/07           250,000           244,385
Target Corp.                                                       A+         5.38      06/15/09         1,000,000         1,022,988
                                                                                                                         -----------
                                                                                                                           5,576,584
                                                                                                                         -----------
CONSUMER, NON-CYCLICAL (1.1%)
Coca-Cola Enterprises, Inc.                                        A          2.50      09/15/06           500,000           490,059
General Mills, Inc.                                                BBB+       2.63      10/24/06           500,000           488,365

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
LONG-TERM DEBT SECURITIES:                                       Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
CONSUMER, NON-CYCLICAL (Cont'd.)
Kellogg Co.                                                        BBB+       2.88      06/01/08           500,000           477,093
Wal-Mart Stores, Inc.                                              AA         6.88      08/10/09         1,000,000         1,077,053
                                                                                                                         -----------
                                                                                                                           2,532,570
                                                                                                                         -----------
ENERGY (0.5%)
Anadarko Petro Corp.                                               BBB+       3.25      05/01/08           500,000           482,997
Cooper Cameron Corp.                                               BBB+       2.65      04/15/07           250,000           241,636
Ocean Energy, Inc.                                                 BBB        4.38      10/01/07           500,000           497,086
                                                                                                                         -----------
                                                                                                                           1,221,719
                                                                                                                         -----------
FINANCIAL (8.8%)
American Honda Finance                                             A+         3.85      11/06/08           500,000           488,885
American Express Credit Corp.                                      A+         3.00      05/16/08           250,000           240,840
Bank of America Corp.                                              AA-        4.75      10/15/06           500,000           501,408
Bear Stearns Cos., Inc.                                            A          3.00      03/30/06           500,000           496,886
Berkley (W.R.) Corp.                                               BBB+       8.70      01/01/22         1,500,000         1,869,504
Berkshire Hathaway Financial                                       AAA        4.20      12/15/10           500,000           488,061
Brandywine Realty Trust                                            BBB-       4.50      11/01/09           500,000           487,175
CIT Group Hldgs., Inc.                                             A          2.88      09/29/06           500,000           491,812
CenterPoint PPTS                                                   BBB        5.25      07/15/11           500,000           500,900
Colonial Realty LP                                                 BBB-       4.80      04/01/11           250,000           241,917
Deere Capital Corp.                                                A-         3.90      01/15/08           500,000           492,159
Developers Diversified Realty                                      BBB        5.00      05/03/10           250,000           248,512
Federal Horizon Mtge. Trust                                        AAA        5.00      06/25/33         1,290,932         1,285,457
Fairfax Financial Holdings, Ltd.                                   BB         8.25      10/01/15           500,000           475,000
First Tennessee Natl. Corp.                                        BBB+       4.50      05/15/13         1,500,000         1,437,003
FleetBoston Financial Group                                        AA-        3.85      02/15/08           250,000           246,289
Ford Motor Credit Co.                                              BB+        7.38      10/28/09         1,000,000           965,947
General Motors Acceptance Corp.                                    BB         0.00      12/01/12         2,500,000         1,330,843
GE Capital Corp.                                                   AAA        5.45      01/15/13         2,000,000         2,070,494
Goldman Sachs Group, Inc.                                          A+         3.88      01/15/09           500,000           487,552
JP Morgan Chase Bank                                               A+         5.63      08/15/06           500,000           504,587
Lehman Brothers Holdings, Inc.                                     A          4.00      01/22/08           500,000           493,252
Markel Corporation                                                 BBB-       6.80      02/15/13           250,000           264,354
Markel Corporation                                                 BBB-       7.00      05/15/08           250,000           261,277
National City Bank                                                 A+         3.38      10/15/07           500,000           491,487
Natl Rural. Utils. Coop Fin. Corp.                                 A+         3.88      02/15/08           250,000           246,092
Northern Trust Co.                                                 AA-        2.88      12/15/06         1,000,000           979,203
Roslyn Bancorp, Inc.                                               BBB-       7.50      12/01/08           250,000           267,739
SLM Corp.                                                          A          4.00      01/15/09           500,000           491,134

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
LONG-TERM DEBT SECURITIES:                                       Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
FINANCIAL (Cont'd.)
Shurgard Storage Centers, Inc.                                     BBB-       7.75      02/22/11           250,000           276,147
Textron Finance Corp.                                              A-         2.69      10/03/06           500,000           491,551
Union Planters Bank                                                A+         5.13      06/15/07           500,000           503,082
Wells Fargo & Company                                              AA-        3.50      04/04/08           250,000           243,972
                                                                                                                         -----------
                                                                                                                          20,360,521
                                                                                                                         -----------
HEALTHCARE (0.6%)
Baxter International, Inc.                                         A-         5.25      05/01/07           500,000           504,102
UnitedHealth Group, Inc.                                           A          3.38      08/15/07           500,000           489,349
Wyeth                                                              A          5.50      03/15/13           500,000           512,780
                                                                                                                         -----------
                                                                                                                           1,506,231
                                                                                                                         -----------
INDUSTRIAL (1.4%)
Bunge Ltd. Fin. Corp.                                              BBB        5.35      04/15/14           250,000           251,236
Comcast Cable Communications                                       BBB+       6.20      11/15/08           500,000           519,259
Deluxe Corp.                                                       BBB+       3.50      10/01/07           500,000           485,048
Seariver Maritime                                                  AAA        0.00      09/01/12         3,000,000         2,155,653
                                                                                                                         -----------
                                                                                                                           3,411,196
                                                                                                                         -----------
TECHNOLOGY (0.6%)
Arrow Electronics, Inc.                                            BBB-       6.88      06/01/18           500,000           530,145
Hewlett-Packard Co.                                                A-         5.75      12/15/06           500,000           506,917
IBM Corp.                                                          A+         4.88      10/01/06           500,000           502,180
                                                                                                                         -----------
                                                                                                                           1,539,242
                                                                                                                         -----------
TELECOMMUNICATIONS (0.4%)
Nextel Communications, Inc.                                        A-         5.25      01/15/10           500,000           503,750
Verizon Global                                                     A+         4.00      01/15/08           500,000           493,777
                                                                                                                         -----------
                                                                                                                             997,527
                                                                                                                         -----------
UTILITIES (0.8%)
Kinder Morgan                                                      BBB        5.15      03/01/15           500,000           493,384
Pepco Holdings                                                     BBB        4.00      05/15/10           500,000           479,733
Telecom de Puerto Rico                                             BBB+       6.80      05/15/09           500,000           527,104
Virginia Electric & Power Co.                                      BBB+       4.50      12/15/10           500,000           491,252
                                                                                                                         -----------
                                                                                                                           1,991,473
                                                                                                                         -----------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $92,920,760) 38.4%                                                                 91,045,303
                                                                                                                         -----------

----------
* Ratings as per Standard & Poor's Corporation.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                Face
SHORT-TERM DEBT SECURITIES:                                           Rate(%)    Maturity      Amount($)         Value($)
                                                                      -------    --------      ---------         --------
COMMERCIAL PAPER (3.2%)
Anheuser-Busch Co.                                                     3.77      10/03/05      3,600,000          3,599,246
IBM Credit Corp.                                                       3.80      10/03/05        820,000            819,827
Kimberly-Clark Worldwide                                               3.79      10/03/05      2,800,000          2,799,410
Nestle Capital Corp.                                                   3.75      10/04/05        350,000            349,891
                                                                                                               ------------
                                                                                                                  7,568,374
                                                                                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,568,374) 3.2%                                                          7,568,374
                                                                                                               ------------
TEMPORARY CASH INVESTMENTS**(Cost: $14,400) 0.0% (3)                                                                 14,400
                                                                                                               ------------
TOTAL INVESTMENTS (Cost: $231,610,631) 100.0%                                                                  $237,624,725
                                                                                                               ============

----------

Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association

(1)   U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)   Less than 0.05%.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2005 was 3.32%.

The total value of investments not rated and or below-investment grade as a percentage of the Fund's total investments as September 30, 2005 is 2.3%.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Composite Fund are:

Unrealized Appreciation                               $ 11,792,777
Unrealized Depreciation                                 (6,218,489)
                                                      ------------
Net                                                   $  5,574,288
                                                      ============

Cost of Investments                                   $232,050,437
                                                      ============

    MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.9%)                                     2,415,029        3,156,020
Mid-Term Bond Fund (29.9%)                            3,322,808        3,154,614
Equity Index Fund (25.3%)                             1,232,023        2,669,012
Short Term Bond Fund (14.9%)                          1,532,473        1,581,314
                                                                     -----------
TOTAL INVESTMENTS (Cost: $10,415,917) 100.0%                         $10,560,960
                                                                     ===========

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Conservative Allocation Fund are:

Unrealized Appreciation                               $    163,953
Unrealized Depreciation                                    (55,951)
                                                      ------------
Net                                                   $    108,002
                                                      ============

Cost of Investments                                   $ 10,452,958
                                                      ============

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Equity Index Fund (35.2%)                             8,266,553       17,908,380
Bond Fund (29.7%)                                    11,574,374       15,125,681
Mid-Term Bond Fund (19.8%)                           10,616,975       10,079,565
Mid-Cap Equity Index Fund (15.3%)                     4,956,413        7,757,555
                                                                     -----------
TOTAL INVESTMENTS (Cost: $49,150,322) 100.0%                         $50,871,181
                                                                     ===========

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Moderate Allocation Fund are:

Unrealized Appreciation                                $ 1,896,817
Unrealized Depreciation                                   (290,339)
                                                       -----------
Net                                                    $ 1,606,478
                                                       ===========

Cost of Investments                                    $49,264,703
                                                       ===========

     MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

COMMON STOCKS:                                          Shares          Value($)
                                                        ------          --------
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Equity Index Fund (45.0%)                             8,464,194       18,336,542
Bond Fund (24.6%)                                     7,680,687       10,037,313
Mid-Cap Equity Index Fund (20.2%)                     5,263,195        8,237,716
Aggressive Equity Fund (10.2%)                        2,243,149        4,112,018
                                                                     -----------
TOTAL INVESTMENTS (Cost: $38,472,828) 100.0%                         $40,723,589
                                                                     ===========

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Aggressive Allocation Fund are:

Unrealized Appreciation                           $  2,295,461
Unrealized Depreciation                               (124,928)
                                                  ------------
Net                                               $  2,170,533
                                                  ============

Cost of Investments                               $ 38,553,055
                                                  ============

               MUTUAL OF AMERICA CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
SHORT-TERM DEBT SECURITIES:                                      Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
U.S. GOVERNMENT AGENCIES
DISCOUNT NOTES ( 28.3%)
FHLB                                                               AAA        3.53      10/19/05           522,000           521,075
FHLB                                                               AAA        3.55      10/21/05         1,618,000         1,614,797
FHLMC                                                              AAA        3.51      10/04/05         1,040,000         1,039,694
FHLMC                                                              AAA        3.51      10/04/05           700,000           699,794
FHLMC                                                              AAA        3.50      10/04/05           400,000           399,883
FHLMC                                                              AAA        3.51      10/11/05         1,200,000         1,198,825
FHLMC                                                              AAA        3.53      10/11/05           915,000           914,100
FHLMC                                                              AAA        3.57      10/18/05         3,600,000         3,593,910
FHLMC                                                              AAA        3.56      10/18/05         3,000,000         2,994,937
FNMA                                                               AAA        3.50      10/03/05         2,500,000         2,499,512
FNMA                                                               AAA        3.50      10/05/05           700,000           699,727
FNMA                                                               AAA        3.51      10/12/05         3,000,000         2,996,769
FNMA                                                               AAA        3.53      10/14/05           555,000           554,290
FNMA                                                               AAA        3.56      10/19/05         1,948,000         1,944,518
                                                                                                                         -----------
                                                                                                                          21,671,831
                                                                                                                         -----------
COMMERCIAL PAPER (71.7%)
7-Eleven Inc.                                                      A1+/P1     3.78      10/05/05           280,000           279,882
7-Eleven Inc.                                                      A1+/P1     3.74      10/06/05           873,000           872,546
7-Eleven Inc.                                                      A1+/P1     3.75      10/06/05           433,000           432,774
7-Eleven Inc.                                                      A1+/P1     3.75      10/26/05           665,000           663,268
American Express Credit Corp.                                      A1/P1      3.72      10/14/05         2,200,000         2,197,042
Anheuser-Busch Co.                                                 A1/P1      3.77      10/03/05         2,250,000         2,249,529
Becton Dickinson & Co.                                             A1/P1      3.73      10/24/05           948,000           945,739
Caterpillar, Inc.                                                  A1/P1      3.75      10/21/05         2,200,000         2,195,415
Coca Cola Enterprises                                              A1/P1      3.75      10/07/05         2,250,000         2,248,594
Colgate-Palmolive Co.                                              A1+/P1     3.73      10/20/05         1,337,000         1,334,368
Du Pont (E.I.) de Nemours                                          A1+/P1     3.71      10/14/05         1,200,000         1,198,391
Du Pont (E.I.) de Nemours                                          A1+/P1     3.70      10/14/05         1,000,000           998,663
Gannett Co., Inc.                                                  A1/P1      3.53      10/04/05         1,000,000           999,705
Gannett Co., Inc.                                                  A1/P1      3.74      11/02/05         1,200,000         1,196,007
General Electric Capital Corp.                                     A1+/P1     3.75      10/03/05           105,000           104,978
General Electric Capital Corp.                                     A1+/P1     3.64      10/24/05           800,000           798,132
General Electric Capital Corp.                                     A1+/P1     3.77      11/03/05         1,300,000         1,295,506
IBM Credit Corp.                                                   A1/P1      3.80      10/03/05         2,250,000         2,249,525
Kimberly-Clark Worldwide                                           A1+/P1     3.79      10/03/05         2,250,000         2,249,526
Merck & Co., Inc.                                                  A1+/P1     3.71      10/03/05         1,612,000         1,611,667
National Rural Utilities                                           A1/P1      3.77      10/31/05         2,250,000         2,242,931

               MUTUAL OF AMERICA CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
SHORT-TERM DEBT SECURITIES:                                      Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
COMMERCIAL PAPER (Cont'd.)
Nestle Capital Corp.                                               A1+/P1     3.58      10/17/05         2,200,000         2,196,484
NetJets, Inc.                                                      A1+/P1     3.59      10/12/05         2,200,000         2,197,576
New York Times Co.                                                 A1/P1      3.57      10/03/05         1,000,000           999,801
New York Times Co.                                                 A1/P1      3.72      10/17/05         1,200,000         1,198,014
Novartis Finance Corp.                                             A1+/P1     3.82      10/03/05         2,250,000         2,249,522
PepsiCo, Inc.                                                      A1/P1      3.60      10/06/05         1,404,000         1,403,297
PepsiCo, Inc.                                                      A1/P1      3.71      10/06/05           593,000           592,694
Pfizer, Inc.                                                       A1+/P1     3.70      10/17/05         2,200,000         2,196,379
Procter & Gamble Co.                                               A1+/P1     3.70      10/17/05         1,000,000           998,354
Procter & Gamble Co.                                               A1+/P1     3.73      10/26/05         1,300,000         1,296,631
Sherwin-Williams                                                   A1/P1      3.70      10/03/05         2,200,000         2,199,547
Siemens Capital Corp.                                              A1+/P1     3.73      10/21/05         2,200,000         2,195,439
Unilever Capital Corp.                                             A1/P1      3.86      10/03/05         2,226,000         2,225,523
Wal-Mart Stores                                                    A1+/P1     3.74      10/25/05         2,250,000         2,244,388
XTRA, Inc.                                                         A1+/P1     3.73      10/07/05           600,000           599,627
XTRA, Inc.                                                         A1+/P1     3.73      10/11/05           500,000           499,481
XTRA, Inc.                                                         A1+/P1     3.75      10/18/05         1,225,000         1,222,828
                                                                                                                         -----------
                                                                                                                          54,879,773
                                                                                                                         -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $76,551,604) 100.0%                                                              $76,551,604
                                                                                                                         ===========

----------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.

Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Corporation

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Money Market Fund are:

Unrealized Appreciation                             $         0
Unrealized Depreciation                                       0
                                                    -----------
Net                                                 $         0
                                                    ===========

Cost of Investments                                 $76,551,604
                                                    ===========

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
LONG-TERM DEBT SECURITIES:                                       Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
U.S. GOVERNMENT (12.2%)
U.S. Treasury Note                                                 AAA        2.75      07/31/06         2,500,000         2,473,145
U.S. Treasury Note                                                 AAA        3.00      11/15/07         1,500,000         1,464,843
                                                                                                                         -----------
                                                                                                                           3,937,988
                                                                                                                         -----------
U.S. GOVERNMENT AGENCIES (65.5%)
MORTGAGE-BACKED OBLIGATIONS (15.8%)
FHLMC                                                              AAA        8.50      06/01/06            19,612            19,973
FHLMC                                                              AAA        7.50      02/15/07            11,129            11,116
FHLMC                                                              AAA        7.00      03/15/07            11,267            11,253
FHLMC                                                              AAA        7.75      05/01/08            66,595            68,765
FHLMC                                                              AAA        6.00      10/01/08            92,324            94,437
FHLMC                                                              AAA        5.50      04/01/09            69,815            70,599
FHLMC                                                              AAA        5.50      06/01/09            82,408            83,875
FHLMC                                                              AAA        8.25      10/01/09            13,798            13,852
FHLMC                                                              AAA        6.50      11/01/09            21,223            21,919
FHLMC                                                              AAA        7.50      07/01/10             5,171             5,357
FHLMC                                                              AAA        6.00      11/01/10            52,627            54,115
FHLMC                                                              AAA        7.00      02/01/14            55,931            58,883
FHLMC                                                              AAA        6.50      04/01/14           233,115           242,325
FHLMC                                                              AAA        8.00      05/01/14            11,660            11,993
FHLMC                                                              AAA        6.00      07/01/16            23,261            24,046
FHLMC                                                              AAA        8.50      09/01/17            11,288            11,657
FHLMC                                                              AAA        8.00      09/01/18            45,953            47,581
FHLMC                                                              AAA        6.00      02/01/19            54,642            56,039
FHLMC                                                              AAA        7.50      03/15/21            39,413            39,360
FHLMC                                                              AAA        4.50      03/15/22         1,496,128         1,494,056
FHLMC                                                              AAA        4.00      11/15/26           540,656           536,155
FNMA                                                               AAA        7.50      07/01/06             3,139             3,160
FNMA                                                               AAA        7.75      03/01/08            14,629            14,885
FNMA                                                               AAA        8.00      04/01/08            15,398            15,942
FNMA                                                               AAA        6.00      09/01/08            44,180            45,139
FNMA                                                               AAA        7.50      09/01/08            19,854            20,391
FNMA                                                               AAA        5.50      11/01/08            51,557            52,377
FNMA                                                               AAA        5.50      12/01/08            11,191            11,369
FNMA                                                               AAA        7.50      01/01/09             5,197             5,216
FNMA                                                               AAA        5.50      02/01/09            31,996            32,505
FNMA                                                               AAA        6.00      07/01/09            49,326            50,396
FNMA                                                               AAA        8.50      12/01/09            23,952            25,141
FNMA                                                               AAA        8.25      01/01/10            23,832            24,221

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
LONG-TERM DEBT SECURITIES:                                       Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
U.S. GOVERNMENT AGENCIES (Cont'd.))
MORTGAGE-BACKED OBLIGATIONS (Cont'd.))
FNMA                                                               AAA        6.00      01/01/11            27,999            28,607
FNMA                                                               AAA        6.00      09/01/12            84,932            87,394
FNMA                                                               AAA        6.50      08/01/13            54,579            56,190
FNMA                                                               AAA        8.75      09/01/16            32,819            33,424
FNMA                                                               AAA        8.00      06/01/17             5,992             6,084
FNMA                                                               AAA        4.50      10/25/17         1,000,000           995,426
FNMA                                                               AAA        6.50      01/25/23            60,492            61,090
FNMA                                                               AAA        6.50      12/25/23           172,900           175,029
FNMA                                                               AAA        4.00      11/25/26           100,000            98,822
GNMA (1)                                                           AAA        7.50      07/15/07            20,730            21,238
GNMA (1)                                                           AAA        7.00      08/15/07            46,427            47,446
GNMA (1)                                                           AAA        7.50      05/20/08            23,577            24,296
GNMA (1)                                                           AAA        6.00      11/15/08            55,407            56,598
GNMA (1)                                                           AAA        6.00      06/15/09            27,207            27,920
GNMA (1)                                                           AAA        9.00      03/15/10            11,923            12,719
Residential Funding Mtge. Sec                                      AAA        5.00      02/25/33            89,410            89,243
                                                                                                                         -----------
                                                                                                                           5,099,624
                                                                                                                         -----------
NON-MORTGAGE-BACKED OBLIGATIONS (49.7%)
FFCB                                                               AAA        2.88      06/29/06         1,000,000           989,680
FHLB                                                               AAA        2.50      03/15/06           500,000           496,451
FHLB                                                               AAA        2.88      09/15/06         2,800,000         2,761,674
FHLMC                                                              AAA        2.75      08/15/06         1,000,000           986,592
FHLMC                                                              AAA        2.38      02/15/07         2,000,000         1,947,764
FHLMC                                                              AAA        3.88      06/15/08         3,750,000         3,699,885
FHLMC                                                              AAA        3.63      09/15/08         1,500,000         1,467,426
FNMA                                                               AAA        2.25      05/15/06         2,000,000         1,975,516
FNMA                                                               AAA        2.63      11/15/06         1,000,000           980,997
FNMA                                                               AAA        2.38      02/15/07           750,000           730,193
                                                                                                                         -----------
                                                                                                                          16,036,178
                                                                                                                         -----------
BASIC MATERIALS (0.3%)
Monsanto Co.                                                       A-         4.00      05/15/08           100,000            98,258
                                                                                                                         -----------
CONSUMER, CYCLICAL (2.6%)
Belo Corporation                                                   BBB        8.00      11/01/08           150,000           161,009
Caterpillar Fin. Svc                                               A          2.63      01/30/07           250,000           244,010
Daimlerchrysler                                                    BBB        4.05      06/04/08           150,000           146,483
Dow Jones & Co.                                                    A-         3.88      02/15/08           150,000           147,677

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
LONG-TERM DEBT SECURITIES:                                       Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
CONSUMER, CYCLICAL (Cont'd.))
May Dept. Stores Co.                                               BBB        3.95      07/15/07           140,000           138,034
                                                                                                                         -----------
                                                                                                                             837,213
                                                                                                                         -----------
CONSUMER, NON-CYCLICAL (2.0%)
CVS Corp.                                                          A-         5.63      03/15/06           150,000           150,688
Coca-Cola Enterprises, Inc.                                        A          2.50      09/15/06           100,000            98,012
General Mills, Inc.                                                BBB+       3.88      11/30/07           200,000           196,502
General Mills, Inc.                                                BBB+       2.63      10/24/06           100,000            97,673
Safeway, Inc.                                                      BBB-       2.50      11/01/05           100,000            99,790
                                                                                                                         -----------
                                                                                                                             642,665
                                                                                                                         -----------
ENERGY (1.8%)
Cooper Cameron Corp.                                               BBB+       2.65      04/15/07           200,000           193,309
Devon Energy                                                       BBB        2.75      08/01/06           100,000            98,346
Dominion Resources, Inc.                                           BBB+       4.13      02/15/08           200,000           197,234
Ocean Energy, Inc.                                                 BBB        4.38      10/01/07           100,000            99,417
                                                                                                                         -----------
                                                                                                                             588,306
                                                                                                                         -----------
FINANCIAL (8.5%)
American Express Co.                                               A+         5.50      09/12/06           200,000           201,852
Bank of New York                                                   A+         3.90      09/01/07           200,000           197,734
Bank of America Corp.                                              AA-        4.75      10/15/06           100,000           100,282
Bank of Oklahoma                                                   BBB+       7.13      08/15/07           250,000           260,959
Bear Stearns Cos., Inc.                                            A          3.00      03/30/06           100,000            99,377
CIT Group Hldgs., Inc.                                             A          2.88      09/29/06           100,000            98,363
Deere Capital Corp.                                                A-         3.90      01/15/08           200,000           196,863
GE Capital Corp.                                                   AAA        2.75      09/25/06           250,000           245,866
JP Morgan Chase Bank                                               A+         5.63      08/15/06           100,000           100,916
National City Bank                                                 A+         3.38      10/15/07           250,000           245,743
Natl. Rural Utils. Fin.Corp                                        A+         3.00      02/15/06           185,000           184,142
Northern Trust Co.                                                 AA-        2.88      12/15/06           200,000           195,841
Pitney Bowes Credit Corp.                                          A+         5.75      08/15/08           200,000           206,656
Textron Finance Corp.                                              A-         2.69      10/03/06           100,000            98,310
US Bank NA                                                         AA-        2.85      11/15/06           150,000           146,883
Vornado Realty Trust                                               BBB        5.63      06/15/07           145,000           146,209
                                                                                                                         -----------
                                                                                                                           2,725,996
                                                                                                                         -----------
HEALTHCARE (0.9%)
Baxter Intl., Inc.                                                 A-         5.25      05/01/07           100,000           100,821
UnitedHealth Group, Inc.                                           A          3.38      08/15/07           200,000           195,739
                                                                                                                         -----------
                                                                                                                             296,560
                                                                                                                         -----------

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
LONG-TERM DEBT SECURITIES:                                       Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
INDUSTRIAL (2.7%)
Comcast Cable Communications                                       BBB+       6.20      11/15/08           200,000           207,704
Conoco Funding Co.                                                 A-         5.45      10/15/06           200,000           201,983
Deluxe Corp.                                                       BBB+       3.50      10/01/07           250,000           242,524
General Dynamics Corp.                                             A          2.13      05/15/06           100,000            98,739
Union Pacific Corp.                                                BBB        5.75      10/15/07           120,000           122,340
                                                                                                                         -----------
                                                                                                                             873,290
                                                                                                                         -----------
TECHNOLOGY (0.6%)
Hewlett-Packard                                                    A-         5.75      12/15/06           100,000           101,383
IBM Corp.                                                          A+         4.88      10/01/06           100,000           100,436
                                                                                                                         -----------
                                                                                                                             201,819
                                                                                                                         -----------
UTILITIES (1.3%)
DTE Energy Co.                                                     BBB-       6.45      06/01/06           200,000           202,431
Telecom de Puerto Rico                                             BBB+       6.80      05/15/09           200,000           210,841
                                                                                                                         -----------
                                                                                                                             413,272
                                                                                                                         -----------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $32,212,316) 98.4%                                                                 31,751,169
                                                                                                                         -----------

----------
*     Ratings as per Standard & Poor's Corporation.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                     Face
SHORT-TERM DEBT SECURITIES:                                          Rate(%)        Maturity       Amount($)       Value($)
                                                                     -------        --------       ---------       --------
COMMERCIAL PAPER (1.6%)
IBM Credit Corp.                                                       3.80         10/03/05        520,000          519,890
                                                                                                                 -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $519,890) 1.6%                                                               519,890
                                                                                                                 -----------

TOTAL INVESTMENTS (Cost: $32,732,206) 100.0%                                                                     $32,271,059
                                                                                                                 ===========

----------

Abbreviations: FFCB = Federal Farm Credit Bank
               FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association

(1)   U.S. Government guaranteed security.

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Short-Term Bond Fund are:

Unrealized Appreciation                             $     20,338
Unrealized Depreciation                                 (481,485)
                                                    ------------
Net                                                 $  (461,147)
                                                    ============

Cost of Investments                                 $ 32,732,206
                                                    ============

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
LONG-TERM DEBT SECURITIES:                                       Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
U.S. GOVERNMENT (7.1%)
U.S. Treasury Note                                                 AAA        4.00      11/15/12         2,000,000         1,967,422
U.S. Treasury Note                                                 AAA        5.00      08/15/11         3,000,000         3,117,306
                                                                                                                         -----------
                                                                                                                           5,084,728
                                                                                                                         -----------
U.S. GOVERNMENT AGENCIES (58.7%)
MORTGAGE-BACKED OBLIGATIONS (4.3%)
FHLMC                                                              AAA        8.00      07/15/06             5,395             5,389
FHLMC                                                              AAA        7.00      02/01/14            55,931            58,883
FHLMC                                                              AAA        5.00      06/15/17         3,000,000         3,006,843
FNMA                                                               AAA        7.00      04/25/07            30,077            30,446
                                                                                                                         -----------
                                                                                                                           3,101,561
                                                                                                                         -----------
NON-MORTGAGE-BACKED OBLIGATIONS (54.4%)
FHLB                                                               AAA        2.75      03/14/08         4,750,000         4,578,900
FHLB                                                               AAA        5.75      05/15/12         4,500,000         4,783,869
FHLMC                                                              AAA        6.63      09/15/09         5,000,000         5,379,030
FHLMC                                                              AAA        5.63      03/15/11         4,000,000         4,208,980
FNMA                                                               AAA        4.25      07/15/07         4,500,000         4,488,611
FNMA                                                               AAA        3.25      01/15/08         5,000,000         4,872,455
FNMA                                                               AAA        3.25      02/15/09         1,500,000         1,443,321
FNMA                                                               AAA        6.63      09/15/09         5,500,000         5,910,421
FNMA                                                               AAA        4.38      09/15/12         3,500,000         3,463,527
                                                                                                                         -----------
                                                                                                                          39,129,114
                                                                                                                         -----------
BASIC MATERIALS (1.4%)
International Paper Co.                                            BBB        4.25      01/15/09           250,000           244,549
Intl. Flavors & Fragrances                                         BBB+       6.45      05/15/06           250,000           252,554
Monsanto Co.                                                       A-         4.00      05/15/08           500,000           491,290
                                                                                                                         -----------
                                                                                                                             988,393
                                                                                                                         -----------
CONSUMER, CYCLICAL (4.7%)
Caterpillar Fin. Svc                                               A          2.63      01/30/07           500,000           488,020
Cox Communications, Inc. Cl A                                      BBB-       3.88      10/01/08           500,000           485,226
Daimlerchrysler                                                    BBB        4.05      06/04/08           250,000           244,139
Harman Intl. Industries, Inc.                                      BBB        7.13      02/15/07           186,000           190,608
May Dept. Stores Co.                                               BBB        4.80      07/15/09           250,000           249,008
Newell Rubbermaid                                                  BBB+       4.63      12/15/09           500,000           492,023
Stanley Works                                                      A          3.50      11/01/07           250,000           244,385
Target Corp.                                                       A+         5.38      06/15/09         1,000,000         1,022,988
                                                                                                                         -----------
                                                                                                                           3,416,397
                                                                                                                         -----------

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
LONG-TERM DEBT SECURITIES:                                       Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
CONSUMER, NON-CYCLICAL (3.8%)
Campbell Soup Co.                                                  A          5.50      03/15/07           500,000           506,329
Coca-Cola Enterprises, Inc.                                        A          2.50      09/15/06           500,000           490,059
General Mills, Inc.                                                BBB+       2.63      10/24/06           500,000           488,365
Kellogg Co.                                                        BBB+       2.88      06/01/08           500,000           477,093
Safeway, Inc.                                                      BBB-       4.13      11/01/08           500,000           486,363
Wal-Mart Stores, Inc.                                              AA         6.88      08/10/09           250,000           269,263
                                                                                                                         -----------
                                                                                                                           2,717,472
                                                                                                                         -----------
ENERGY (1.0%)
Anadarko Petro Corp.                                               BBB+       3.25      05/01/08           500,000           482,998
Ocean Energy, Inc.                                                 BBB        4.38      10/01/07           250,000           248,543
                                                                                                                         -----------
                                                                                                                             731,541
                                                                                                                         -----------
FINANCIAL (16.9%)
American Honda Finance                                             A+         3.85      11/06/08           500,000           488,885
American Express Credit Corp.                                      A+         3.00      05/16/08           250,000           240,840
Bank of America Corp.                                              AA-        4.75      10/15/06           500,000           501,409
Bank of Oklahoma                                                   BBB+       7.13      08/15/07           350,000           365,343
Berkshire Hathaway Financial                                       AAA        4.20      12/15/10           500,000           488,062
Brandywine Realty Trust                                            BBB-       4.50      11/01/09           250,000           243,588
Colonial Realty LP                                                 BBB-       4.80      04/01/11           300,000           290,301
Deere Capital Corp.                                                A-         3.90      01/15/08           500,000           492,159
Developers Diversified Realty                                      BBB        5.00      05/03/10           250,000           248,512
FleetBoston Financial Group                                        AA-        3.85      02/15/08           250,000           246,289
Ford Motor Credit Co.                                              BB+        7.38      10/28/09           750,000           724,460
GE Capital Corp.                                                   AAA        2.75      09/25/06           750,000           737,601
General Motors Acceptance Corp.                                    BB         6.75      01/15/06           500,000           502,614
Heller Financial, Inc.                                             AAA        6.38      03/15/06           500,000           504,598
Household Finance Corp.                                            A          6.50      01/24/06           500,000           503,421
JP Morgan Chase Bank                                               A+         5.63      08/15/06           500,000           504,587
Lehman Brothers Holdings, Inc.                                     A          4.00      01/22/08           500,000           493,252
Markel Corp.                                                       BBB-       7.00      05/15/08           150,000           156,765
Nationwide Health Properties                                       BBB-       7.60      11/20/28           350,000           398,085
Natl. Rural Utils. Coop. Fin Corp.                                 A+         3.88      02/15/08           250,000           246,091
Roslyn Bancorp                                                     BBB-       7.50      12/01/08           500,000           535,477
SLM Corp.                                                          A          4.00      01/15/09           500,000           491,133
Sprint Capital Corp.                                               A-         7.13      01/30/06           500,000           504,114
Textron Finance Corp.                                              A-         2.69      10/03/06           500,000           491,550
The CIT Group, Inc.                                                A          6.50      02/07/06           500,000           503,690

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                          Face
LONG-TERM DEBT SECURITIES:                                       Rating*     Rate(%)    Maturity         Amount($)         Value($)
                                                                 -------     -------    --------         ---------         --------
FINANCIAL (Cont'd.)
U S Bancorp                                                        A+         3.95      08/23/07           500,000           494,712
Union Planters Corp.                                               A-         6.75      11/01/05           500,000           500,937
Wells Fargo & Company                                              AA-        3.50      04/04/08           250,000           243,971
                                                                                                                         -----------
                                                                                                                          12,142,446
                                                                                                                         -----------
INDUSTRIAL (0.7%)
Deluxe Corp.                                                       BBB+       3.50      10/01/07           500,000           485,048
                                                                                                                         -----------
TECHNOLOGY (1.4%)
Hewlett-Packard                                                    A-         5.75      12/15/06           500,000           506,917
IBM Corp.                                                          A+         4.88      10/01/06           500,000           502,180
                                                                                                                         -----------
                                                                                                                           1,009,097
                                                                                                                         -----------
TELECOMMUNICATIONS (1.0%)
Nextel Communications, Inc.                                        A-         5.25      01/15/10           250,000           251,875
Verizon Global                                                     A+         4.00      01/15/08           500,000           493,777
                                                                                                                         -----------
                                                                                                                             745,652
                                                                                                                         -----------
UTILITIES (1.6%)
Kinder Morgan                                                      BBB        5.15      03/01/15           250,000           246,692
Pepco Holdings                                                     BBB        4.00      05/15/10           250,000           239,867
Telecom de Puerto Rico                                             BBB+       6.80      05/15/09           300,000           316,262
Virginia Elec. & Pwr. Co.                                          BBB+       4.50      12/15/10           400,000           393,002
                                                                                                                         -----------
                                                                                                                           1,195,823
                                                                                                                         -----------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $72,263,615) 98.3%                                                                 70,747,272
                                                                                                                         -----------

----------

*     Ratings as per Standard & Poor's Corporation.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                                 Face
SHORT-TERM DEBT SECURITIES:                                          Rate(%)      Maturity     Amount($)       Value($)
                                                                     -------      --------     ---------       --------
COMMERCIAL PAPER (1.7%)
IBM Credit Corp.                                                      3.80        10/03/05     1,220,000        1,219,742
                                                                                                              -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,219,742) 1.7%                                                        1,219,742
                                                                                                              -----------

TOTAL INVESTMENTS (Cost: $73,483,357) 100.0%                                                                  $71,967,014
                                                                                                              ===========

----------

Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Corporation

The total value of investments not rated and or below-investment grade as a percentage of the Fund's total investments as of September 30, 2005 is 1.7%.

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Mid-Term Bond Fund are:

Unrealized Appreciation                             $     84,970
Unrealized Depreciation                               (1,601,313)
                                                    ------------
Net                                                 $ (1,516,343)
                                                    ============

Cost of Investments                                 $ 73,483,357
                                                    ============

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                 Face
LONG-TERM DEBT SECURITIES:               Rating*     Rate(%)      Maturity     Amount($)       Value($)
                                         -------     -------      --------     ---------       --------
U.S. GOVERNMENT (4.1%)
U.S. Treasury Strip                        AAA        0.00        02/15/17    15,000,000      8,984,955
U.S. Treasury Strip                        AAA        0.00        05/15/14    10,000,000      6,855,370
                                                                                             ----------
                                                                                             15,840,325
                                                                                             ----------
U.S. GOVERNMENT AGENCIES (48.0%)
MORTGAGE-BACKED OBLIGATIONS (31.1%)
FHLMC                                      AAA        8.00        07/15/06        10,791         10,778
FHLMC                                      AAA        4.00        10/15/26     9,000,000      8,749,746
FNMA                                       AAA        8.00        03/01/31       210,227        224,765
FNMA                                       AAA        7.00        09/01/31       300,932        315,017
FNMA                                       AAA        7.00        11/01/31       731,767        766,017
FNMA                                       AAA        6.50        04/01/32     1,170,995      1,206,552
FNMA                                       AAA        6.00        04/01/32     1,014,851      1,032,077
FNMA                                       AAA        6.00        04/01/32       714,175        726,297
FNMA                                       AAA        7.50        04/01/32       325,628        344,605
FNMA                                       AAA        8.00        04/01/32       278,649        297,849
FNMA                                       AAA        8.00        04/01/32        47,995         51,307
FNMA                                       AAA        6.00        05/01/32     2,874,268      2,923,056
FNMA                                       AAA        6.50        05/01/32     3,420,840      3,524,714
FNMA                                       AAA        6.50        05/01/32       949,708        978,546
FNMA                                       AAA        7.50        06/01/32       998,507      1,056,698
FNMA                                       AAA        7.00        06/01/32       533,747        558,707
FNMA                                       AAA        6.00        04/01/33     3,777,292      3,841,408
FNMA                                       AAA        5.00        06/01/33     2,998,020      2,941,813
FNMA                                       AAA        5.50        07/01/33     5,059,378      5,061,725
FNMA                                       AAA        5.50        09/01/33     2,696,912      2,698,164
FNMA                                       AAA        5.50        10/01/33     3,218,511      3,220,005
FNMA                                       AAA        5.00        11/01/33     4,445,250      4,361,911
FNMA                                       AAA        5.00        01/01/34     3,258,720      3,197,625
FNMA                                       AAA        5.50        03/01/34     2,404,112      2,405,228
FNMA                                       AAA        5.00        03/01/34     1,652,648      1,621,665
FNMA                                       AAA        5.50        03/01/34     1,280,351      1,280,945
FNMA                                       AAA        5.00        04/01/34     2,530,509      2,480,691
FNMA                                       AAA        5.00        04/01/34       910,908        892,975
FNMA                                       AAA        4.50        05/01/34     1,419,236      1,354,543
FNMA                                       AAA        4.50        06/01/34     2,692,649      2,569,910


              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                 Face
LONG-TERM DEBT SECURITIES:               Rating*     Rate(%)      Maturity     Amount($)         Value($)
                                         -------     -------      --------     ---------         --------
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                       AAA        5.50        07/01/34     3,106,018       3,106,242
FNMA                                       AAA        5.50        09/01/34       913,692         913,758
FNMA                                       AAA        5.50        09/01/34     2,560,283       2,560,467
FNMA                                       AAA        5.50        10/01/34     5,560,190       5,560,591
FNMA                                       AAA        6.00        11/01/34     2,537,448       2,580,414
FNMA                                       AAA        5.50        02/01/35     1,895,910       1,896,046
FNMA                                       AAA        5.12        02/01/35     1,676,961       1,676,752
FNMA                                       AAA        5.50        04/01/35     2,226,200       2,225,922
FNMA                                       AAA        5.00        04/01/35     2,637,684       2,582,623
FNMA                                       AAA        5.00        06/01/35     2,061,733       2,018,695
FNMA                                       AAA        5.50        08/01/35     4,619,459       4,618,882
FNMA                                       AAA        5.00        10/25/15     5,000,000       5,001,280
FNMA                                       AAA        6.50        09/01/16       291,323         301,341
FNMA                                       AAA        6.00        03/01/17       649,901         668,620
FNMA                                       AAA        6.50        03/01/17     1,689,642       1,747,819
FNMA                                       AAA        5.50        04/01/17       426,245         432,663
FNMA                                       AAA        5.50        05/01/17       919,173         933,014
FNMA                                       AAA        5.50        05/01/17       383,453         389,227
FNMA                                       AAA        6.50        05/01/17       297,045         307,273
FNMA                                       AAA        5.00        04/01/18       804,704         803,140
FNMA                                       AAA        4.50        05/01/18     3,313,306       3,250,243
FNMA                                       AAA        5.00        09/01/18     2,585,053       2,580,030
FNMA                                       AAA        4.50        12/01/18     1,643,396       1,612,117
FNMA                                       AAA        4.50        02/01/19     1,230,495       1,205,805
FNMA                                       AAA        4.00        05/01/19     3,041,769       2,929,059
FNMA                                       AAA        4.50        05/01/19       819,677         803,230
FNMA                                       AAA        4.50        06/01/19     2,082,879       2,041,086
FNMA                                       AAA        4.50        06/01/19     1,195,469       1,171,482
GNMA (1)                                   AAA        6.50        04/15/31       118,167         122,985
GNMA (1)                                   AAA        7.00        09/15/31       141,532         148,854
GNMA (1)                                   AAA        7.00        09/15/31       111,899         117,688
GNMA (1)                                   AAA        6.50        12/15/31       496,328         516,566
GNMA (1)                                   AAA        6.50        05/15/32       159,973         166,448
GNMA (1)                                   AAA        7.00        05/15/32       138,804         145,972
GNMA (1)                                   AAA        6.27        10/16/27     3,000,000       3,210,612
                                                                                             -----------
                                                                                             121,042,285
                                                                                             -----------

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                 Face
LONG-TERM DEBT SECURITIES:               Rating*     Rate(%)      Maturity     Amount($)         Value($)
                                         -------     -------      --------     ---------         --------
NON-MORTGAGE-BACKED OBLIGATIONS (16.9%)
AID - Sri Lanka                            AAA        6.59        09/15/28     4,000,000        4,109,320
FFCB                                       AAA        2.88        06/29/06     2,500,000        2,474,200
FFCB                                       AAA        4.15        05/15/13    10,000,000        9,706,220
FHLB                                       AAA        2.88        09/15/06       300,000          295,894
FHLB                                       AAA        4.88        08/16/10    10,000,000        9,980,690
FHLB                                       AAA        4.50        11/15/12     4,250,000        4,220,135
FHLMC                                      AAA        4.50        01/15/13     2,500,000        2,481,915
FHLMC                                      AAA        5.20        03/05/19    10,000,000        9,884,900
FNMA                                       AAA        5.00        09/01/35     5,984,209        5,859,289
FNMA                                       AAA        3.25        02/15/09    11,000,000       10,584,354
FNMA                                       AAA        5.00        09/01/20     2,726,511        2,720,253
FNMA                                       AAA        5.00        10/01/20     3,500,000        3,491,968
                                                                                               ----------
                                                                                               65,809,138
                                                                                               ----------
BASIC MATERIALS (5.1%)
International Paper Co.                    BBB        4.25        01/15/09     2,000,000        1,956,394
Intl. Flavors & Fragrances                 BBB+       6.45        05/15/06     2,500,000        2,525,535
Lyondell Chemical Co.                      BB-       10.25        11/01/10     5,000,000        5,475,000
Monsanto Co.                               A-         4.00        05/15/08     1,500,000        1,473,869
PolyOne Corp.                              B+         7.50        12/15/15     3,750,000        3,412,500
Praxair, Inc.                              A-         6.90        11/01/06     5,000,000        5,116,475
                                                                                               ----------
                                                                                               19,959,773
                                                                                               ----------
CONSUMER, CYCLICAL (6.6%)
Belo Corporation                           BBB        8.00        11/01/08     2,000,000        2,146,790
Centex Corp.                               BBB-       8.75        03/01/07     2,000,000        2,094,584
Coors Brewing Co.                          BBB        6.38        05/15/12     2,000,000        2,119,038
Cox Communications, Inc. Cl A              BBB-       3.88        10/01/08     2,000,000        1,940,902
Daimlerchrysler                            BBB        4.05        06/04/08     1,000,000          976,555
Dow Jones & Co.                            A-         3.88        02/15/08     1,000,000          984,512
Fruit of the Loom, Inc. (2)                NR         7.00        03/15/11     1,340,763          125,509
Fruit of the Loom, Inc. (2)                NR         7.38        11/15/23       366,386               37
Harman Intl. Industries, Inc.              BBB        7.13        02/15/07     1,868,000        1,914,276
Kellwood, Co.                              BB         7.88        07/15/09     4,000,000        3,989,104
May Dept Stores Co.                        BBB        4.80        07/15/09     2,000,000        1,992,066
Newell Rubbermaid                          BBB+       4.63        12/15/09     2,500,000        2,460,115
Quebecor World Cap Corp.                   BB+        4.88        11/15/08     1,500,000        1,437,140
Stanley Works                              A          3.50        11/01/07       250,000          244,385


              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                 Face
LONG-TERM DEBT SECURITIES:               Rating*     Rate(%)      Maturity     Amount($)         Value($)
                                         -------     -------      --------     ---------         --------
CONSUMER, CYCLICAL (Cont'd.)
Target Corp.                               A+         5.38        06/15/09     3,250,000        3,324,711
                                                                                               ----------
                                                                                               25,749,724
                                                                                               ----------
CONSUMER, NON-CYCLICAL (2.8%)
Coca-Cola Enterprises, Inc.                A          2.50        09/15/06     2,000,000        1,960,236
General Mills, Inc.                        BBB+       2.63        10/24/06     2,000,000        1,953,458
Kellogg Co.                                BBB+       2.88        06/01/08     2,000,000        1,908,372
Safeway, Inc.                              BBB-       2.50        11/01/05     1,000,000          997,901
Safeway, Inc.                              BBB-       4.13        11/01/08     1,000,000          972,725
Wal-Mart Stores, Inc.                      AA         6.88        08/10/09     3,000,000        3,231,159
                                                                                               ----------
                                                                                               11,023,851
                                                                                               ----------
ENERGY (1.5%)
Anadarko Petro Corp.                       BBB+       3.25        05/01/08     2,000,000        1,931,990
Cooper Cameron Corp.                       BBB+       2.65        04/15/07     2,000,000        1,933,090
Ocean Energy, Inc.                         BBB        4.38        10/01/07     1,750,000        1,739,801
                                                                                               ----------
                                                                                                5,604,881
                                                                                               ----------
FINANCIAL (21.9%)
American Honda Finance                     A+         3.85        11/06/08     2,000,000        1,955,540
Bank of America Alternative Loan Tr.       AAA        5.75        05/25/33     3,500,000        3,532,970
Bank of America Corp.                      AA-        4.75        10/15/06     2,000,000        2,005,634
Bear Stearns Cos., Inc.                    A          3.00        03/30/06     2,000,000        1,987,544
Berkley (WR) Corp.                         BBB+       8.70        01/01/22     5,000,000        6,231,680
Brandywine Realty Trust                    BBB-       4.50        11/01/09     2,000,000        1,948,702
CIT Group Hldgs., Inc.                     A          2.88        09/29/06     2,000,000        1,967,250
CenterPoint PPTS                           BBB        5.25        07/15/11     2,250,000        2,254,052
Colonial Realty LP                         BBB-       4.80        04/01/11     1,500,000        1,451,505
Deere Capital Corp.                        A-         3.90        01/15/08     2,500,000        2,460,793
Developers Diversified Realty              BBB        5.00        05/03/10     2,000,000        1,988,094
Executive Risk, Inc.                       A          7.13        12/15/07     5,000,000        5,256,050
First Horizon Mortgage Trust               AAA        5.00        06/25/33     3,683,460        3,667,838
Fairfax Financial Holdings, Ltd.           BB         8.25        10/01/15     2,500,000        2,375,000
First Tennessee Natl. Corp.                BBB+       4.50        05/15/13     5,000,000        4,790,010
Ford Motor Credit Co.                      BB+        7.38        10/28/09     3,000,000        2,897,841
General Motors Acceptance Corp.            BB         0.00        12/01/12    10,000,000        5,323,370
GE Capital Corp.                           AAA        2.75        09/25/06     4,000,000        3,933,872
Goldman Sachs Group, Inc.                  A+         3.88        01/15/09     1,750,000        1,706,432
JP Morgan Chase Bank                       A+         5.63        08/15/06     2,000,000        2,018,348
Lehman Brothers Holdings, Inc.             A          4.00        01/22/08     2,000,000        1,973,006


              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                 Face
LONG-TERM DEBT SECURITIES:               Rating*     Rate(%)      Maturity     Amount($)         Value($)
                                         -------     -------      --------     ---------         --------
FINANCIAL (Cont'd.)
Markel Corp.                               BBB-       6.80        02/15/13     1,000,000        1,057,415
Markel Corp.                               BBB-       7.00        05/15/08     1,000,000        1,045,108
National City Bk                           A+         3.38        10/15/07     2,250,000        2,211,692
Natl Rural Utils.Fin.Corp.                 A+         3.88        02/15/08     1,500,000        1,476,554
Northern Trust Co.                         AA-        2.88        12/15/06     2,500,000        2,448,007
Roslyn Bancorp                             BBB-       7.50        12/01/08     1,000,000        1,070,956
SLM Corp.                                  A          4.00        01/15/09     2,250,000        2,210,102
Shurgard Storage Centers, Inc.             BBB-       7.75        02/22/11       750,000          828,440
Simon Property Group Inc.                  BBB+       7.88        03/15/16     5,000,000        5,906,294
Textron Finance Corp.                      A-         2.69        10/03/06     2,000,000        1,966,203
US Bank NA                                 AA-        2.85        11/15/06     1,000,000          979,220
Union Planters Bank                        A+         5.13        06/15/07     2,000,000        2,012,327
                                                                                               ----------
                                                                                               84,937,849
                                                                                               ----------
HEALTHCARE (1.6%)
Baxter Intl., Inc.                         A-         5.25        05/01/07     2,000,000        2,016,410
UnitedHealth Goup, Inc.                    A          3.38        08/15/07     2,500,000        2,446,743
Wyeth                                      A          5.50        03/15/13     1,750,000        1,794,730
                                                                                               ----------
                                                                                                6,257,883
                                                                                               ----------
INDUSTRIAL (3.0%)
Bunge Ltd .Fin. Corp.                      BBB        5.35        04/15/14     1,000,000        1,004,945
Comcast Cable Communications               BBB+       6.20        11/15/08     2,000,000        2,077,036
Deluxe Corp.                               BBB+       3.50        10/01/07     1,500,000        1,455,143
Seariver Maritime                          AAA        0.00        09/01/12    10,000,000        7,185,510
                                                                                               ----------
                                                                                               11,722,634
                                                                                               ----------
TECHNOLOGY (1.6%)
Arrow Electronics, Inc.                    BBB-       6.88        06/01/18     2,000,000        2,120,582
Hewlett-Packard                            A-         5.75        12/15/06     2,000,000        2,027,666
IBM Corp.                                  A+         4.88        10/01/06     2,000,000        2,008,718
                                                                                               ----------
                                                                                                6,156,966
                                                                                               ----------
TELECOMMUNICATIONS (1.0%)
Nextel Communications, Inc.                A-         5.25        01/15/10     2,000,000        2,015,000
Verizon Global                             A+         4.00        01/15/08     2,000,000        1,975,108
                                                                                               ----------
                                                                                                3,990,108
                                                                                               ----------
UTILITIES (1.9%)
Kinder Morgan                              BBB        5.15        03/01/15     2,000,000        1,973,536
Pepco Holdings                             BBB        4.00        05/15/10     2,000,000        1,918,930
Telecom de Puerto Rico                     BBB+       6.80        05/15/09     1,500,000        1,581,311


              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                                 Face
LONG-TERM DEBT SECURITIES:               Rating*     Rate(%)      Maturity     Amount($)         Value($)
                                         -------     -------      --------     ---------         --------
UTILITIES (Cont'd.)
Virginia Elect. & Pwr. Co.                 BBB+       4.50        12/15/10     2,000,000        1,965,008
                                                                                              -----------
                                                                                                7,438,785
                                                                                              -----------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $388,603,880) 99.1%                                                                 385,534,202
                                                                                              -----------


----------
*     Ratings as per Standard & Poor's Corporation.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2005

                                                                        Face
LONG-TERM DEBT SECURITIES:                  Rate(%)     Maturity      Amount($)     Value($)
                                            -------     --------      ---------     --------
COMMERCIAL PAPER (0.9%)
IBM Credit Corp.                              3.80      10/03/05      3,340,000      3,339,295
                                                                                  ------------
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $3,339,295) 0.9%                                                              3,339,295
                                                                                  ------------
TOTAL INVESTMENTS
(Cost: $391,943,175) 100.0%                                                       $388,873,497
                                                                                  ============

-----------

 Abbreviations:   FFCB = Federal Farm Credit Bank
                  FHLB = Federal Home Loan Bank
                  FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association
                  GNMA = Government National Mortgage Association
                  NR = Issue not rated by S&P/Moody's

(1)   U. S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

      The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of September 30, 2005 is 6.4%.

---------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2005 for the Bond Fund are:

Unrealized Appreciation                     $  5,422,736
Unrealized Depreciation                       (8,492,414)
                                            ------------
Net                                         $(3,069,678)
                                            ============
Cost of Investments                         $391,943,175
                                            ============

ITEM 2. CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

            (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      Attached hereto.

      Exhibit 99 Certifications by the registrant's principal executive officer and principal financial officer, pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Mutual of America Investment Corporation

By:   /s/ MANFRED ALTSTADT
      -------------------------------------------------
      Manfred Altstadt
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Investment Corporation

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ MANFRED ALTSTADT
      --------------------------------------------------
      Manfred Altstadt
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Investment Corporation

Date: November 22, 2005

By:   /s/ JOHN R. GREED
      --------------------------------------------------
      John R. Greed
      Executive Vice President,
      Chief Financial Officer and Treasurer of
      Mutual of America Investment Corporation

Date: November 22, 2005